UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

      Salvatore Schiavone

    Treasurer

    200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared 8 semi-annual reports to shareholders for the period ended April 30, 2021. The first report applies to John Hancock Alternative Risk Premia Fund, the second report applies to John Hancock Diversified Macro Fund, the third report applies to John Hancock Emerging Markets Equity Fund, the fourth report applies to John Hancock ESG International Equity Fund, the fifth report applies to John Hancock ESG Large Cap Core Fund, the sixth report applies to John Hancock International Dynamic Growth Fund, the seventh report applies to John Hancock Seaport Long/Short Fund and the eighth report applies to John Hancock Small Cap Core Fund of the Registrant.

Semiannual report
John Hancock
Alternative Risk Premia Fund
Alternative
April 30, 2021

The fund liquidated on May 10, 2021.

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the U.S. economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus passed by Congress as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multi-year period.
While the stock market rebounded from the multiple challenges faced in 2020 to post gains for the 6 months ended April 30, 2021, the results in the bond market have been much more mixed. Overall, the bond markets saw a sharp increase in yields and a steeper yield curve during the period. The credit-oriented segments of the market—including investment-grade and high-yield corporate bonds—outperformed government issues.
Despite the predominantly good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, inflation is on the rise, some regional economies may have reopened too early, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Risk Premia Fund

2	Your fund at a glance
4	Portfolio summary
5	A look at performance
7	Your expenses
9	Consolidated Fund’s investments
13	Consolidated financial statements
16	Consolidated financial highlights
18	Notes to consolidated financial statements
29	Statement Regarding Liquidity Risk Management
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term positive absolute returns.
TOTAL RETURNS AS OF 4/30/2021 (%)

The ICE Bank of America 0–3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	3

Portfolio summary
CURRENCY ALLOCATION AS OF 4/30/2021 (% of net assets)

Currency	Long	Short
Australian Dollar	2.3	(2.3)
Brazilian Real	8.2	(8.1)
Canadian Dollar	4.5	(4.4)
Chinese Yuan Renminbi	14.0	(14.0)
Danish Krone	0.7	(0.7)
Euro	5.9	(5.9)
Indian Rupee	30.9	(30.6)
Japanese Yen	5.0	(5.0)
Korean Won	5.0	(4.9)
Mexican Peso	6.8	(7.1)
New Taiwan Dollar	9.6	(9.5)
New Zealand Dollar	0.1	(0.1)
Norwegian Krone	9.6	(9.4)
Polish Zloty	8.1	(8.0)
Pound Sterling	3.6	(3.6)
Russian Ruble	7.3	(7.3)
Singapore Dollar	6.9	(6.8)
South African Rand	9.4	(9.8)
Swedish Krona	21.3	(21.1)
Swiss Franc	0.6	(0.6)
U.S. Dollar	159.1	(159.7)
4	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (12-18-19)	6-month	Since inception (12-18-19)
Class R6[1]	-3.49	-12.72	-0.24	-16.97
Class NAV[1]	-3.49	-12.72	-0.36	-16.97
Index†	0.10	0.46	0.04	0.63
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class R6 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Consolidated financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class R6	Class NAV
Gross (%)	1.44	1.43
Net (%)	1.43	1.42
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE Bank of America 0-3 Month U.S. Treasury Bill Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	5

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Alternative Risk Premia Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE Bank of America 0-3 Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class NAV[1]	12-18-19	8,303	8,303	10,063
The ICE Bank of America 0–3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
6	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	7

find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class R6	Actual expenses/actual returns	$1,000.00	$997.60	$6.19	1.25%
	Hypothetical example	1,000.00	1,018.60	6.26	1.25%
Class NAV	Actual expenses/actual returns	1,000.00	996.40	6.14	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT

Consolidated Fund’s investments
DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	326,754	USD	250,856	BNP	6/18/2021	$913	—
AUD	1,565,437	USD	1,210,532	UBS	6/18/2021	—	$(4,341)
BRL	28,300,000	USD	5,054,388	BNP	6/22/2021	131,997	—
BRL	1,200,000	USD	214,003	UBS	6/22/2021	5,915	—
CAD	192,185	USD	154,938	BNP	6/18/2021	1,434	—
CAD	3,392,297	USD	2,745,128	UBS	6/18/2021	15,014	—
CHF	360,253	USD	395,463	BNP	6/18/2021	—	(503)
CHF	12,178	USD	13,330	UBS	6/18/2021	21	—
CNY	21,730,000	USD	3,307,324	BNP	6/22/2021	37,743	—
CNY	33,600,000	USD	5,165,695	JPM	6/22/2021	6,613	—
CNY	3,900,000	USD	601,034	UBS	6/22/2021	—	(677)
DKK	226,500	USD	36,067	BNP	6/18/2021	581	—
DKK	305,389	USD	49,478	JPM	6/18/2021	—	(66)
DKK	2,174,106	USD	352,078	UBS	6/18/2021	—	(305)
EUR	1,271,797	USD	1,516,384	JPM	6/18/2021	14,085	—
EUR	1,891,407	USD	2,277,702	UBS	6/18/2021	—	(1,599)
GBP	153,529	USD	214,444	BNP	6/18/2021	—	(2,387)
GBP	1,508,915	USD	2,084,884	UBS	6/18/2021	—	(747)
HKD	171,282	USD	22,057	BNP	6/18/2021	—	(4)
INR	671,500,000	USD	9,017,628	BNP	6/22/2021	—	(34,236)
INR	807,261,000	USD	10,910,186	UBS	6/22/2021	—	(110,570)
JPY	36,738,002	USD	337,241	BNP	6/18/2021	—	(963)
JPY	313,524,334	USD	2,873,277	UBS	6/18/2021	—	(3,461)
KRW	2,460,012,000	USD	2,205,521	BNP	6/22/2021	—	(5,011)
KRW	1,101,400,000	USD	988,359	UBS	6/22/2021	—	(3,143)
MXN	32,300,000	USD	1,591,119	JPM	6/22/2021	—	(5,614)
MXN	60,076,000	USD	2,792,813	UBS	6/22/2021	156,129	—
NOK	2,110,777	USD	253,525	BNP	6/18/2021	69	—
NOK	19,959	USD	2,400	JPM	6/18/2021	—	(2)
NOK	1,154,286	USD	137,682	UBS	6/18/2021	997	—
NOK	9,700,000	USD	1,167,680	BNP	6/22/2021	—	(2,290)
NOK	29,100,000	USD	3,461,113	JPM	6/22/2021	35,059	—
NOK	9,887,000	USD	1,166,851	UBS	6/22/2021	21,007	—
NZD	131,108	USD	94,037	UBS	6/18/2021	—	(231)
PLN	10,844,000	USD	2,862,713	BNP	6/22/2021	—	(2,384)
PLN	7,300,000	USD	1,920,537	JPM	6/22/2021	4,989	—
PLN	1,600,000	USD	422,370	UBS	6/22/2021	—	(337)
RUB	109,400,000	USD	1,448,222	BNP	6/22/2021	—	(3,044)
RUB	246,399,000	USD	3,266,850	UBS	6/22/2021	—	(11,909)
SEK	12,086,763	USD	1,430,088	BNP	6/18/2021	—	(1,716)
SEK	4,930,708	USD	583,549	UBS	6/18/2021	—	(855)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SEK	27,495,000	USD	3,253,301	BNP	6/22/2021	—	$(3,891)
SEK	72,400,000	USD	8,441,219	JPM	6/22/2021	$115,149	—
SGD	3,919	USD	2,909	JPM	6/18/2021	35	—
SGD	3,902,000	USD	2,925,660	JPM	6/22/2021	6,004	—
SGD	2,000,000	USD	1,503,137	UBS	6/22/2021	—	(490)
TWD	74,830,000	USD	2,695,948	BNP	6/22/2021	—	(4,383)
TWD	97,400,000	USD	3,470,596	UBS	6/22/2021	32,791	—
USD	252,443	AUD	326,754	BNP	6/18/2021	674	—
USD	1,207,444	AUD	1,565,437	UBS	6/18/2021	1,253	—
USD	4,989,466	BRL	28,300,000	BNP	6/22/2021	—	(196,917)
USD	211,204	BRL	1,200,000	UBS	6/22/2021	—	(8,713)
USD	156,227	CAD	192,185	BNP	6/18/2021	—	(144)
USD	2,683,627	CAD	3,392,297	UBS	6/18/2021	—	(76,515)
USD	388,266	CHF	360,253	BNP	6/18/2021	—	(6,695)
USD	13,328	CHF	12,178	UBS	6/18/2021	—	(23)
USD	3,348,539	CNY	21,730,000	BNP	6/22/2021	3,472	—
USD	5,107,664	CNY	33,600,000	JPM	6/22/2021	—	(64,644)
USD	594,414	CNY	3,900,000	UBS	6/22/2021	—	(5,943)
USD	36,688	DKK	226,500	BNP	6/18/2021	40	—
USD	49,527	DKK	305,389	JPM	6/18/2021	114	—
USD	348,349	DKK	2,174,106	UBS	6/18/2021	—	(3,423)
USD	1,532,205	EUR	1,271,797	JPM	6/18/2021	1,736	—
USD	2,255,871	EUR	1,891,407	UBS	6/18/2021	—	(20,232)
USD	212,580	GBP	153,529	BNP	6/18/2021	523	—
USD	2,096,572	GBP	1,508,915	UBS	6/18/2021	12,436	—
USD	22,049	HKD	171,282	BNP	6/18/2021	—	(4)
USD	8,935,813	INR	671,500,000	BNP	6/22/2021	—	(47,579)
USD	10,801,010	INR	807,261,000	UBS	6/22/2021	1,394	—
USD	336,201	JPY	36,738,002	BNP	6/18/2021	—	(77)
USD	2,886,890	JPY	313,524,334	UBS	6/18/2021	17,074	—
USD	2,155,979	KRW	2,460,012,000	BNP	6/22/2021	—	(44,531)
USD	978,444	KRW	1,101,400,000	UBS	6/22/2021	—	(6,772)
USD	1,610,507	MXN	32,300,000	JPM	6/22/2021	25,002	—
USD	2,937,945	MXN	60,076,000	UBS	6/22/2021	—	(10,996)
USD	249,319	NOK	2,110,777	BNP	6/18/2021	—	(4,276)
USD	2,402	NOK	19,959	JPM	6/18/2021	4	—
USD	138,939	NOK	1,154,286	UBS	6/18/2021	260	—
USD	1,130,684	NOK	9,700,000	BNP	6/22/2021	—	(34,707)
USD	3,357,437	NOK	29,100,000	JPM	6/22/2021	—	(138,735)
USD	1,190,074	NOK	9,887,000	UBS	6/22/2021	2,217	—
USD	94,054	NZD	131,108	UBS	6/18/2021	248	—
USD	2,818,293	PLN	10,844,000	BNP	6/22/2021	—	(42,036)
10	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,905,540	PLN	7,300,000	JPM	6/22/2021	—	$(19,985)
USD	416,381	PLN	1,600,000	UBS	6/22/2021	—	(5,652)
USD	1,423,690	RUB	109,400,000	BNP	6/22/2021	—	(21,488)
USD	3,262,235	RUB	246,399,000	UBS	6/22/2021	$7,294	—
USD	1,420,063	SEK	12,086,763	BNP	6/18/2021	—	(8,309)
USD	583,418	SEK	4,930,708	UBS	6/18/2021	724	—
USD	3,238,287	SEK	27,495,000	BNP	6/22/2021	—	(11,123)
USD	8,391,051	SEK	72,400,000	JPM	6/22/2021	—	(165,316)
USD	2,945	SGD	3,919	JPM	6/18/2021	——	——
USD	2,906,891	SGD	3,902,000	JPM	6/22/2021	—	(24,772)
USD	1,485,546	SGD	2,000,000	UBS	6/22/2021	—	(17,100)
USD	2,659,023	TWD	74,830,000	BNP	6/22/2021	—	(32,542)
USD	3,462,098	TWD	97,400,000	UBS	6/22/2021	—	(41,290)
USD	3,660,537	ZAR	53,470,000	BNP	6/22/2021	—	(502)
USD	2,105,833	ZAR	30,100,000	JPM	6/22/2021	44,915	—
USD	560,081	ZAR	8,600,000	UBS	6/22/2021	—	(28,753)
ZAR	53,470,000	USD	3,429,848	BNP	6/22/2021	231,192	—
ZAR	30,100,000	USD	2,039,909	JPM	6/22/2021	21,010	—
ZAR	8,600,000	USD	588,909	UBS	6/22/2021	—	(76)
						$958,127	$(1,295,029)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	11

ZAR	South African Rand

Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $0. Net unrealized depreciation aggregated to $336,902, of which $0 related to gross unrealized appreciation and $336,902 related to gross unrealized depreciation.
See Notes to Consolidated financial statements regarding investment transactions and other derivatives information.
12	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Receivable for centrally cleared swaps	$427,748
Unrealized appreciation on forward foreign currency contracts	958,127
Cash	47,134,341
Collateral held at broker for futures contracts	3,379,503
Collateral segregated at custodian for OTC derivative contracts	5,101,697
Dividends and interest receivable	72,402
Receivable for investments sold	8,779,148
Other assets	5,403
Total assets	65,858,369
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,295,029
Foreign currency overdraft, at value (cost $(5,356))	5,356
Payable for fund shares repurchased	91
Payable to affiliates
Accounting and legal services fees	6,248
Trustees' fees	29
Other liabilities and accrued expenses	68,724
Total liabilities	1,375,477
Net assets	$64,482,892
Net assets consist of
Paid-in capital	$85,378,357
Total distributable earnings (loss)	(20,895,465)
Net assets	$64,482,892

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class R6 ($41,466 ÷ 5,000 shares)	$8.29
Class NAV ($64,441,426 ÷ 7,768,100 shares)	$8.30
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	13

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$216,906
Interest	33,935
Less foreign taxes withheld	(10,854)
Total investment income	239,987
Expenses
Investment management fees	590,285
Accounting and legal services fees	11,605
Transfer agent fees	2
Trustees' fees	1,222
Custodian fees	44,030
State registration fees	35,180
Printing and postage	6,619
Professional fees	37,177
Other	8,925
Total expenses	735,045
Less expense reductions	(4,903)
Net expenses	730,142
Net investment loss	(490,155)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,904,997
Futures contracts	1,051,583
Forward foreign currency contracts	972,313
Swap contracts	(5,008,195)
3,920,698
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,499,110)
Futures contracts	(870,800)
Forward foreign currency contracts	(1,008,172)
Swap contracts	(657,097)
(4,035,179)
Net realized and unrealized loss	(114,481)
Decrease in net assets from operations	$(604,636)
14	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Period ended 10-31-20[1]
Increase (decrease) in net assets
From operations
Net investment loss	$(490,155)	$(648,014)
Net realized gain (loss)	3,920,698	(28,411,804)
Change in net unrealized appreciation (depreciation)	(4,035,179)	3,677,127
Decrease in net assets resulting from operations	(604,636)	(25,382,691)
Distributions to shareholders
From earnings
Class R6	—	(18)
Class NAV	—	(55,989)
Total distributions	—	(56,007)
From fund share transactions	(59,140,914)	149,667,140
Total increase (decrease)	(59,745,550)	124,228,442
Net assets
Beginning of period	124,228,442	—
End of period	$64,482,892	$124,228,442

[1]	Period from 12-18-19 (commencement of operations) to 10-31-20.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	15

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.32	$10.00
Net investment loss[3]	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	—[4,5]	(1.64)
Total from investment operations	(0.03)	(1.68)
Less distributions
From net investment income	—	—[4]
Net asset value, end of period	$8.29	$8.32
Total return (%)[6]	(0.24)[7]	(16.77)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[9]	1.44[9]
Expenses including reductions	1.25[9]	1.43[9]
Net investment loss	(0.85)[9]	(0.57)[9]
Portfolio turnover (%)	57	318

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-18-19 (commencement of operations) to 10-31-20.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
16	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.32	$10.00
Net investment loss[3]	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.01[4]	(1.64)
Total from investment operations	(0.02)	(1.68)
Less distributions
From net investment income	—	—[5]
Net asset value, end of period	$8.30	$8.32
Total return (%)[6]	(0.36)[7]	(16.67)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$124
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[8]	1.43[8]
Expenses including reductions	1.24[8]	1.42[8]
Net investment loss	(0.83)[8]	(0.57)[8]
Portfolio turnover (%)	57	318

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-18-19 (commencement of operations) to 10-31-20.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the period.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	17

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Risk Premia Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term positive absolute returns.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Alternative Risk Premia Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Unigestion (UK) Limited, (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. The subsidiary was liquidated on April 13, 2021. Intercompany accounts and transactions, if any, have been eliminated.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
The Board of Trustees approved the liquidation of the fund on March 25, 2021. On May 10, 2021 the fund liquidated.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
18	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2021, all investments are categorized as Level 2 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	19

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Consolidated statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $3,999.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2020, the fund has a short-term capital loss carryforward of $13,812,675 and a long-term capital loss carryforward of $6,429,135 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
20	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, net operating losses, derivative transactions and investments in passive foreign investment companies.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary's net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund's ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Consolidated Fund's investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	21

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund's investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2021, the fund or the subsidiary used futures contracts to gain exposure to treasuries market, foreign bond market, foreign currency, and certain securities markets. The fund and its subsidiary held futures contracts with USD notional values ranging up to $229.0 million, as measured at each quarter end. There were no open futures contracts as of April 30, 2021.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2021, the fund used forward foreign currency contracts to gain exposure to currencies. The fund held forward foreign currency contracts with USD notional values ranging from $78.5 million to $205.6 million, as measured at each quarter end.
22	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Consolidated statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended April 30, 2021, the fund used credit default swap contracts as a buyer to gain exposure to security or credit index. The fund held credit default swaps with total USD notional amounts ranging up to $40.3 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of April 30, 2021.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended April 30, 2021, the fund used credit default swap contracts as a seller to gain
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	23

exposure to security or credit index. The fund held credit default swaps with total USD notional amounts ranging up to $37.3 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as seller as of April 30, 2021.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended April 30, 2021, the fund used total return swaps to gain exposure to underlying asset. The fund held total return swaps with total USD notional amounts ranging up to $36.6 million, as measured at each quarter end. There were no open total return swaps as of April 30, 2021.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2021 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$958,127	$(1,295,029)
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$958,127	$(1,295,029)
Totals	$958,127	$(1,295,029)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
BNP Paribas	$408,638	$(511,742)	$(103,104)	—	$103,104	—
JPMorgan Chase Bank, N.A.	274,715	(419,134)	(144,419)	—	144,419	—
UBS AG	274,774	(364,153)	(89,379)	—	89,379	—
Totals	$958,127	$(1,295,029)	$(336,902)	—	336,902	—
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
24	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(473,135)	—	—	$(473,135)
Currency	1,161,590	$972,313	—	2,133,903
Credit	—	—	$(32,605)	(32,605)
Equity	363,128	—	(4,975,590)	(4,612,462)
Total	$1,051,583	$972,313	$(5,008,195)	$(2,984,299)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(102,935)	—	—	$(102,935)
Currency	110,422	$(1,008,172)	—	(897,750)
Credit	—	—	$219,669	219,669
Equity	(878,287)	—	(876,766)	(1,755,053)
Total	$(870,800)	$(1,008,172)	$(657,097)	$(2,536,069)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.000% of the first $500 million of the fund’s average daily net assets; (b) 0.950% of the next $500 million of the fund’s average daily net assets; (c) 0.900% of the next $500 million of the fund’s average daily net assets and (d) when average net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.900% on all net assets. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	25

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class R6	$2
Class NAV	4,901
Total	$4,903
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.99% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Transfer agent fees
Class R6	$2
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
26	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the period ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Period ended 10-31-20[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class NAV shares
Sold	136,620	$1,122,645	15,925,769	$158,503,058
Distributions reinvested	—	—	5,627	55,989
Repurchased	(7,287,056)	(60,263,559)	(1,012,860)	(8,941,907)
Net increase (decrease)	(7,150,436)	$(59,140,914)	14,918,536	$149,617,140
Total net increase (decrease)	(7,150,436)	$(59,140,914)	14,923,536	$149,667,140

[1]	Period from 12-18-19 (commencement of operations) to 10-31-20.
Affiliates of the fund owned 100% and 100% of shares of Class R6 and Class NAV, respectively on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $21,618,249 and $43,822,252, respectively, for the six months ended April 30, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation	21.8%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	21.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	20.3%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.9%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	6.7%
John Hancock Funds II Multimanager 2035 Lifetime Portfolio	5.2%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Risk Premia Fund	27

Note 10—Subsequent events
The Board of Trustees approved the liquidation of the fund on March 25, 2021. On May 10, 2021 the fund liquidated.
28	JOHN HANCOCK Alternative Risk Premia Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Alternative Risk Premia Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Unigestion (UK) Limited (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	29

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
30	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Unigestion (UK) Limited
Portfolio Managers
Olivier Blin
Joan Lee, CFA
Jérôme Teiletche
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Risk Premia Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
47SA 4/21
6/2021

Semiannual report
John Hancock
Diversified Macro Fund
Alternative
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Inflation is on the rise, some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Macro Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Consolidated Fund’s investments
12	Consolidated financial statements
15	Consolidated financial highlights
20	Notes to consolidated financial statements
30	Statement Regarding Liquidity Risk Management
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The ICE Bank of America 0–3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Portfolio summary
ASSET ALLOCATION AS OF 4/30/2021 (% of net assets)
Cash	47.8
U.S. Treasury Bills	42.3
Futures	2.4
Forward foreign currency contracts	0.3
Other assets and liabilities	7.2
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (7-29-19)	6-month	Since inception (7-29-19)
Class A	1.54	-2.92	-1.67	-5.07
Class C	5.09	-0.79	2.09	-1.38
Class I1	7.12	0.26	3.57	0.46
Class R6[1]	7.19	0.36	3.64	0.63
Class NAV[1]	7.23	0.32	3.56	0.56
Index†	0.10	0.79	0.04	1.39
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Consolidated financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.84	2.59	1.59	1.47	1.46
Net (%)	1.71	2.46	1.46	1.34	1.33
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE Bank of America 0-3 Month U.S. Treasury Bill Index.
See the following page for footnotes.
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Macro Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE Bank of America 0-3 Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	7-29-19	9,862	9,862	10,139
Class I1	7-29-19	10,046	10,046	10,139
Class R6[1]	7-29-19	10,063	10,063	10,139
Class NAV[1]	7-29-19	10,056	10,056	10,139
The ICE Bank of America 0–3 Month U.S. Treasury Bill Index tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,035.00	$8.53	1.69%
	Hypothetical example	1,000.00	1,016.40	8.45	1.69%
Class C	Actual expenses/actual returns	1,000.00	1,030.90	12.29	2.44%
	Hypothetical example	1,000.00	1,012.70	12.18	2.44%
Class I	Actual expenses/actual returns	1,000.00	1,035.70	7.27	1.44%
	Hypothetical example	1,000.00	1,017.70	7.20	1.44%
Class R6	Actual expenses/actual returns	1,000.00	1,036.40	6.72	1.33%
	Hypothetical example	1,000.00	1,018.20	6.66	1.33%
Class NAV	Actual expenses/actual returns	1,000.00	1,035.60	6.66	1.32%
	Hypothetical example	1,000.00	1,018.20	6.61	1.32%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	7

Consolidated Fund’s investments
AS OF 4-30-21 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 42.3%				$153,499,310
(Cost $153,499,082)
U.S. Government 42.3%				153,499,310
U.S. Treasury Bill	0.006	06-22-21	24,000,000	23,999,667
U.S. Treasury Bill	0.007	05-06-21	25,500,000	25,499,989
U.S. Treasury Bill	0.010	05-13-21	48,500,000	48,499,949
U.S. Treasury Bill	0.011	06-08-21	20,000,000	19,999,800
U.S. Treasury Bill	0.013	05-27-21	22,500,000	22,499,925
U.S. Treasury Bill	0.018	05-18-21	13,000,000	12,999,980

Total investments (Cost $153,499,082) 42.3%	$153,499,310
Other assets and liabilities, net 57.7%	208,989,246
Total net assets 100.0%	$362,488,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
8	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	37	Long	Jun 2021	$51,128,902	$51,229,207	$100,305
2-Year U.S. Treasury Note Futures	937	Long	Jul 2021	206,989,499	206,857,391	(132,108)
5-Year U.S. Treasury Note Futures	860	Long	Jul 2021	106,536,392	106,633,281	96,889
90-Day Eurodollar Futures	1,602	Long	Jun 2022	399,624,656	399,438,675	(185,981)
90-Day Pound Sterling Futures	661	Long	Jun 2022	113,825,934	113,789,239	(36,695)
Australian 10-Year Bond Futures	375	Long	Jun 2021	40,145,048	40,267,265	122,217
Brent Crude Futures	303	Long	Jun 2021	19,803,950	20,197,980	394,030
Corn Futures	293	Long	Jul 2021	8,443,093	9,863,113	1,420,020
Cotton No. 2 Futures	55	Long	Jul 2021	2,311,222	2,429,350	118,128
Dow Jones Industrial Average Index E-Mini Futures	19	Long	Jun 2021	3,190,878	3,209,670	18,792
Electrolytic Copper Futures	77	Long	Jun 2021	16,537,731	18,920,344	2,382,613
Euro STOXX 50 Index Futures	288	Long	Jun 2021	13,611,762	13,628,383	16,621
Euro-Bund Futures	72	Long	Jun 2021	14,747,955	14,721,666	(26,289)
Euro-EURIBOR Interest Rate Futures	800	Long	Jun 2022	241,768,725	241,677,387	(91,338)
Euro-Schatz Futures	589	Long	Jun 2021	79,379,286	79,370,577	(8,709)
FTSE 100 Index Futures	468	Long	Jun 2021	44,381,126	44,842,272	461,146
Gasoline RBOB Futures	211	Long	Jun 2021	17,917,762	18,330,161	412,399
Hang Seng Index Futures	159	Long	Jun 2021	29,440,236	29,125,423	(314,813)
Hard Red Winter Wheat Futures	115	Long	Jul 2021	3,603,497	4,045,125	441,628
Long Gilt Futures	219	Long	Jun 2021	38,782,229	38,619,660	(162,569)
NASDAQ 100 Index E-Mini Futures	2	Long	Jun 2021	554,188	554,000	(188)
Natural Gas Futures	180	Long	May 2021	5,006,674	5,284,800	278,126
Nikkei 225 Index Futures	29	Long	Jun 2021	7,916,274	7,655,321	(260,953)
NY Harbor ULSD Futures	108	Long	Jun 2021	8,519,762	8,703,677	183,915
Primary Aluminum Futures	94	Long	Jun 2021	5,334,537	5,615,325	280,788
Russell 2000 Index Mini Futures	79	Long	Jun 2021	8,813,355	8,932,925	119,570
S&P 500 E-Mini Index Futures	26	Long	Jun 2021	5,421,575	5,426,720	5,145
SGX Japanese Government Bond Futures	10	Long	Jun 2021	1,381,843	1,384,665	2,822
Silver Futures	120	Long	Jul 2021	15,719,914	15,555,000	(164,914)
Soybean Futures	149	Long	Jul 2021	10,460,378	11,441,338	980,960
Soybean Meal Futures	72	Long	Jul 2021	2,920,788	3,073,680	152,892
Soybean Oil Futures	62	Long	Jul 2021	1,937,956	2,320,908	382,952
Sugar No. 11 (World) Futures	149	Long	Jul 2021	2,614,279	2,846,973	232,694
Tokyo Price Index Futures	24	Long	Jun 2021	4,190,329	4,174,581	(15,748)
Wheat Futures	127	Long	Jul 2021	4,126,397	4,665,663	539,266
WTI Crude Oil Futures	293	Long	May 2021	17,884,298	18,602,570	718,272
Zinc Futures	55	Long	Jun 2021	3,679,090	4,018,094	339,004
10-Year U.S. Treasury Note Futures	480	Short	Jun 2021	(63,246,393)	(63,420,000)	(173,607)
30-Year U.S. Treasury Bond Futures	127	Short	Jun 2021	(19,961,680)	(19,974,719)	(13,039)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	9

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
CAC40 Index Futures	180	Short	May 2021	$(13,283,602)	$(13,451,796)	$(168,194)
Canadian 10-Year Bond Futures	211	Short	Jun 2021	(23,942,790)	(23,938,454)	4,336
Cocoa Futures	7	Short	Jul 2021	(157,568)	(155,257)	2,311
Coffee 'C' Futures	62	Short	Jul 2021	(3,092,758)	(3,289,875)	(197,117)
Euro-BOBL Futures	711	Short	Jun 2021	(115,415,539)	(115,193,335)	222,204
Gas Oil Futures	24	Short	Jun 2021	(1,281,226)	(1,284,600)	(3,374)
German Stock Index Futures	14	Short	Jun 2021	(6,438,240)	(6,375,801)	62,439
Gold 100 Oz Futures	46	Short	Jun 2021	(8,184,250)	(8,131,880)	52,370
						$8,589,218
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	8,722,000	USD	6,687,016	BOA	6/18/2021	$33,407	—
CAD	73,014,000	USD	57,930,911	BOA	6/18/2021	1,476,916	—
CHF	448,000	USD	482,660	BOA	6/18/2021	8,501	—
EUR	5,197,000	USD	6,194,598	BOA	6/18/2021	59,426	—
GBP	24,641,000	USD	34,232,651	BOA	6/18/2021	—	$(198,121)
JPY	2,695,750,000	USD	24,778,734	BOA	6/18/2021	—	(103,437)
MXN	314,560,000	USD	14,927,507	BOA	6/18/2021	520,585	—
NZD	31,386,000	USD	22,538,352	BOA	6/18/2021	—	(82,166)
USD	62,171,755	AUD	80,788,000	BOA	6/18/2021	—	(76,529)
USD	758,745	CAD	947,000	BOA	6/18/2021	—	(11,781)
USD	40,979,349	CHF	37,923,000	BOA	6/18/2021	—	(597,197)
USD	103,204,748	EUR	86,406,000	BOA	6/18/2021	—	(775,481)
USD	65,215,347	GBP	47,236,000	BOA	6/18/2021	—	(27,747)
USD	128,624,172	JPY	13,974,167,000	BOA	6/18/2021	712,934	—
USD	698,358	MXN	14,285,000	BOA	6/18/2021	—	(3,180)
USD	960,286	NZD	1,358,000	BOA	6/18/2021	—	(11,342)
						$2,811,769	$(1,886,981)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

10	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $155,834,007. Net unrealized appreciation aggregated to $7,179,309, of which $7,179,452 related to gross unrealized appreciation and $143 related to gross unrealized depreciation.
See Notes to Consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	11

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $153,499,082)	$153,499,310
Unrealized appreciation on forward foreign currency contracts	2,811,769
Receivable for futures variation margin	23,862
Cash	173,301,675
Collateral held at broker for futures contracts	26,252,377
Collateral segregated at custodian for OTC derivative contracts	6,680,000
Interest receivable	5,338
Receivable for fund shares sold	2,235,753
Other assets	37,514
Total assets	364,847,598
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,886,981
Payable for fund shares repurchased	355,758
Payable to affiliates
Accounting and legal services fees	16,776
Transfer agent fees	2,399
Trustees' fees	214
Other liabilities and accrued expenses	96,914
Total liabilities	2,359,042
Net assets	$362,488,556
Net assets consist of
Paid-in capital	$370,711,575
Total distributable earnings (loss)	(8,223,019)
Net assets	$362,488,556

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($116,836 ÷ 12,352 shares)[1]	$9.46
Class C ($54,765 ÷ 5,825 shares)[1]	$9.40
Class I ($17,756,381 ÷ 1,873,655 shares)	$9.48
Class R6 ($114,432,875 ÷ 12,058,780 shares)	$9.49
Class NAV ($230,127,699 ÷ 24,266,826 shares)	$9.48
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.96

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Interest	$36,806
Expenses
Investment management fees	1,707,416
Distribution and service fees	372
Accounting and legal services fees	28,195
Transfer agent fees	14,457
Trustees' fees	2,154
Custodian fees	35,558
State registration fees	41,706
Printing and postage	11,852
Professional fees	41,214
Other	21,983
Total expenses	1,904,907
Less expense reductions	(11,915)
Net expenses	1,892,992
Net investment loss	(1,856,186)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,760
Futures contracts	10,268,099
Forward foreign currency contracts	(7,511,390)
2,768,469
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(13,812)
Futures contracts	8,021,872
Forward foreign currency contracts	522,213
8,530,273
Net realized and unrealized gain	11,298,742
Increase in net assets from operations	$9,442,556
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	13

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(1,856,186)	$(1,870,890)
Net realized gain (loss)	2,768,469	(11,851,840)
Change in net unrealized appreciation (depreciation)	8,530,273	(569,574)
Increase (decrease) in net assets resulting from operations	9,442,556	(14,292,304)
Distributions to shareholders
From earnings
Class A	(1,297)	(2,477)
Class C	(597)	(1,853)
Class I	(446,147)	(135,553)
Class R6	(728,458)	(1,853)
Class NAV	(4,462,481)	(7,675,564)
Total distributions	(5,638,980)	(7,817,300)
From fund share transactions	111,879,962	54,188,224
Total increase	115,683,538	32,078,620
Net assets
Beginning of period	246,805,018	214,726,398
End of period	$362,488,556	$246,805,018
14	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.31	$10.22	$10.00
Net investment income (loss)[3]	(0.08)	(0.12)	0.01
Net realized and unrealized gain (loss) on investments	0.40	(0.42)	0.21
Total from investment operations	0.32	(0.54)	0.22
Less distributions
From net investment income	(0.17)	—	—
From net realized gain	—	(0.37)	—
Total distributions	(0.17)	(0.37)	—
Net asset value, end of period	$9.46	$9.31	$10.22
Total return (%)[4,5]	3.50[6]	(5.49)	2.20[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70[8]	1.84	1.84[8]
Expenses including reductions	1.69[8]	1.71	1.70[8]
Net investment income (loss)	(1.66)[8]	(1.29)	0.23[8]
Portfolio turnover (%)	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	15

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.22	$10.20	$10.00
Net investment loss[3]	(0.11)	(0.18)	(0.01)
Net realized and unrealized gain (loss) on investments	0.39	(0.43)	0.21
Total from investment operations	0.28	(0.61)	0.20
Less distributions
From net investment income	(0.10)	—	—
From net realized gain	—	(0.37)	—
Total distributions	(0.10)	(0.37)	—
Net asset value, end of period	$9.40	$9.22	$10.20
Total return (%)[4,5]	3.09[6]	(6.22)	2.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.45[8]	2.59	2.59[8]
Expenses including reductions	2.44[8]	2.46	2.45[8]
Net investment loss	(2.41)[8]	(1.93)	(0.52)[8]
Portfolio turnover (%)	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.35	$10.23	$10.00
Net investment income (loss)[3]	(0.07)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	0.40	(0.41)	0.22
Total from investment operations	0.33	(0.51)	0.23
Less distributions
From net investment income	(0.20)	—	—
From net realized gain	—	(0.37)	—
Total distributions	(0.20)	(0.37)	—
Net asset value, end of period	$9.48	$9.35	$10.23
Total return (%)[4]	3.57[5]	(5.18)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45[6]	1.59	1.59[6]
Expenses including reductions	1.44[6]	1.46	1.45[6]
Net investment income (loss)	(1.41)[6]	(1.09)	0.30[6]
Portfolio turnover (%)	0[7]	0[7]	0[7]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	17

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.36	$10.23	$10.00
Net investment income (loss)[3]	(0.06)	(0.10)	0.02
Net realized and unrealized gain (loss) on investments	0.39	(0.40)	0.21
Total from investment operations	0.33	(0.50)	0.23
Less distributions
From net investment income	(0.20)	—	—
From net realized gain	—	(0.37)	—
Total distributions	(0.20)	(0.37)	—
Net asset value, end of period	$9.49	$9.36	$10.23
Total return (%)[4]	3.64[5]	(5.09)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$114	$29	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[7]	1.48	1.48[7]
Expenses including reductions	1.33[7]	1.34	1.34[7]
Net investment income (loss)	(1.30)[7]	(1.09)	0.59[7]
Portfolio turnover (%)	0[8]	0[8]	0[8]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
18	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.36	$10.23	$10.00
Net investment income (loss)[3]	(0.06)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	0.39	(0.43)	0.21
Total from investment operations	0.33	(0.50)	0.23
Less distributions
From net investment income	(0.21)	—	—
From net realized gain	—	(0.37)	—
Total distributions	(0.21)	(0.37)	—
Net asset value, end of period	$9.48	$9.36	$10.23
Total return (%)[4]	3.56[5]	(5.09)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$230	$195	$213
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[6]	1.46	1.47[6]
Expenses including reductions	1.32[6]	1.33	1.33[6]
Net investment income (loss)	(1.30)[6]	(0.76)	0.60[6]
Portfolio turnover (%)	0[7]	0[7]	0[7]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	19

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of April 30, 2021, the net assets of the subsidiary were $31,030,142 representing 8.6% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
20	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$153,499,310	—	$153,499,310	—
Total investments in securities	$153,499,310	—	$153,499,310	—
Derivatives:
Assets
Futures	$10,544,854	$10,544,854	—	—
Forward foreign currency contracts	2,811,769	—	$2,811,769	—
Liabilities
Futures	(1,955,636)	(1,640,823)	(314,813)	—
Forward foreign currency contracts	(1,886,981)	—	(1,886,981)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	21

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Consolidated statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $3,696.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2020, the fund has a short-term capital loss carryforward of $8,908,559 and a long-term capital loss carryforward of $8,003,660 available to offset future net realized capital gains. These carryforwards do not expire.
22	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, foreign currency transactions and derivative transactions.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary's net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund's ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	23

agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Consolidated Fund's investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2021, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $1.0 billion to $1.8 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2021, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $477.6 million to $570.4 million, as measured at each quarter end.
24	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2021 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$548,773	$(830,335)
Commodity	Receivable/payable for futures variation margin[1]	Futures	9,312,368	(365,405)
Equity	Receivable/payable for futures variation margin[1]	Futures	683,713	(759,896)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	2,811,769	(1,886,981)
			$13,356,623	$(3,842,617)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Consolidated Fund's investments. Only the period end variation margin is separately disclosed on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$2,811,769	$(1,886,981)
Totals	$2,811,769	$(1,886,981)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$2,811,769	$(1,886,981)	$924,788	—	—	$924,788
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(8,373,609)	—	$(8,373,609)
Currency	(105,211)	$(7,511,390)	(7,616,601)
Commodity	(2,363,954)	—	(2,363,954)
Equity	21,110,873	—	21,110,873
Total	$10,268,099	$(7,511,390)	$2,756,709
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(1,534,438)	—	$(1,534,438)
Currency	(47,106)	$522,213	475,107
Commodity	6,424,020	—	6,424,020
Equity	3,179,396	—	3,179,396
Total	$8,021,872	$522,213	$8,544,085
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceed 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime
26	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$4
Class C	2
Class I	1,152
Class	Expense reduction
Class R6	$554
Class NAV	10,203
Total	$11,915

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 1.19% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7 for the six months ended April 30, 2021. Of this amount, $1 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $318 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	27

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$103	$48
Class C	269	32
Class I	—	11,421
Class R6	—	2,956
Total	$372	$14,457
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the period ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,140	$48,642	11,358	$105,287
Distributions reinvested	48	442	63	623
Repurchased	(415)	(4,001)	(9,172)	(85,184)
Net increase	4,773	$45,083	2,249	$20,726
Class C shares
Sold	—	—	816	$7,685
Distributions reinvested	9	$83	—	—
Net increase	9	$83	816	$7,685
Class I shares
Sold	249,177	$2,360,035	3,287,305	$31,965,858
Distributions reinvested	48,317	445,003	13,679	135,553
Repurchased	(854,510)	(8,031,626)	(1,043,325)	(9,476,220)
Net increase (decrease)	(557,016)	$(5,226,588)	2,257,659	$22,625,191
28	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	9,171,668	$86,919,898	3,482,862	$33,233,641
Distributions reinvested	79,088	728,398	—	—
Repurchased	(335,324)	(3,133,872)	(344,514)	(3,140,768)
Net increase	8,915,432	$84,514,424	3,138,348	$30,092,873
Class NAV shares
Sold	3,206,665	$30,113,983	2,704,228	$24,971,639
Distributions reinvested	484,526	4,462,481	773,746	7,675,564
Repurchased	(215,792)	(2,029,504)	(3,482,783)	(31,205,454)
Net increase (decrease)	3,475,399	$32,546,960	(4,809)	$1,441,749
Total net increase	11,838,597	$111,879,962	5,394,263	$54,188,224
Affiliates of the fund owned 40%, 86% and 100% of shares of Class A, Class C and Class NAV, respectively, on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the six months ended April 30, 2021.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 63.5% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	23.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.1%
John Hancock Funds II Alternative Asset Allocation	10.6%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Macro Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Graham Capital Management, L.P. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
30	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Graham Capital Management, L.P.
Portfolio Managers
Pablo E. Calderini
Kenneth G. Tropin
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639930	473SA 4/21
6/2021

Semiannual report
John Hancock
Emerging Markets Equity Fund
International equity
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Inflation is on the rise, some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
22	Notes to financial statements
31	Statement Regarding Liquidity Risk Management
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The MSCI Emerging Markets Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2021 (% of net assets)

SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Samsung Electronics Company, Ltd.	4.9
Taiwan Semiconductor Manufacturing Company, Ltd.	4.8
Tencent Holdings, Ltd.	4.4
MediaTek, Inc.	3.3
Alibaba Group Holding, Ltd.	3.1
Sea, Ltd., ADR	2.9
SK Hynix, Inc.	2.7
Anglo American PLC	2.7
Naspers, Ltd., N Shares	2.6
LG Chem, Ltd.	2.4
TOTAL	33.8
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

TOP 10 COUNTRIES AS OF 4/30/2021 (% of net assets)
China	33.0
South Korea	13.8
Taiwan	12.1
India	9.6
Hong Kong	6.9
Russia	4.9
Brazil	3.2
Singapore	2.9
United Kingdom	2.7
South Africa	2.6
TOTAL	91.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (6-16-15)	6-month	5-year	Since inception (6-16-15)
Class A	52.93	13.99	9.17	15.70	92.48	67.44
Class C	59.00	14.37	9.37	20.32	95.67	69.26
Class I1	61.57	15.51	10.44	21.92	105.60	79.23
Class R2[1]	61.13	15.29	10.23	21.81	103.68	77.20
Class R4[1]	61.57	15.45	10.39	21.89	105.08	78.68
Class R6[1]	61.81	15.65	10.57	22.01	106.91	80.45
Class NAV[1]	61.72	15.65	10.56	21.94	106.87	80.35
Index†	48.71	12.50	8.24	22.95	80.19	59.25
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.45	2.15	1.15	1.54	1.39	1.04	1.03
Net (%)	1.29	1.99	0.99	1.38	1.13	0.88	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI Emerging Markets Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI Emerging Markets Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	6-16-15	16,926	16,926	15,925
Class I1	6-16-15	17,923	17,923	15,925
Class R2[1]	6-16-15	17,720	17,720	15,925
Class R4[1]	6-16-15	17,868	17,868	15,925
Class R6[1]	6-16-15	18,045	18,045	15,925
Class NAV[1]	6-16-15	18,035	18,035	15,925
The MSCI Emerging Markets Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,217.60	$6.93	1.26%
	Hypothetical example	1,000.00	1,018.50	6.31	1.26%
Class C	Actual expenses/actual returns	1,000.00	1,213.20	10.76	1.96%
	Hypothetical example	1,000.00	1,015.10	9.79	1.96%
Class I	Actual expenses/actual returns	1,000.00	1,219.20	5.28	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Class R2	Actual expenses/actual returns	1,000.00	1,218.10	6.71	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Class R4	Actual expenses/actual returns	1,000.00	1,218.90	5.56	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Class R6	Actual expenses/actual returns	1,000.00	1,220.10	4.68	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,219.40	4.62	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 90.7%		$1,958,509,610
(Cost $1,287,985,279)
Argentina 0.8%		18,063,128
MercadoLibre, Inc. (A)	11,498	18,063,128
Brazil 1.9%		42,178,096
Lojas Renner SA	1,167,500	8,683,094
Magazine Luiza SA	3,838,300	14,153,248
Pagseguro Digital, Ltd., Class A (A)	422,863	19,341,754
China 33.0%		712,187,772
Airtac International Group	453,000	18,906,502
Alibaba Group Holding, Ltd. (A)	2,347,308	67,855,319
Alibaba Group Holding, Ltd., ADR (A)	160,829	37,143,458
Bairong, Inc. (A)(B)	3,080,000	7,890,573
Centre Testing International Group Company, Ltd., Class A	3,291,243	16,601,390
China Conch Venture Holdings, Ltd.	3,670,000	17,316,174
China Merchants Bank Company, Ltd., Class A	2,754,773	22,381,542
China Tourism Group Duty Free Corp., Ltd., Class A	381,416	18,303,627
Dada Nexus, Ltd., ADR (A)	605,676	14,560,451
Glodon Company, Ltd., Class A	1,828,196	20,553,941
Hangzhou Tigermed Consulting Company, Ltd., A Shares	922,487	22,208,909
JD.com, Inc., ADR (A)	72,501	5,608,677
JD.com, Inc., Class A (A)	817,184	31,558,465
Kingdee International Software Group Company, Ltd. (A)	7,576,000	24,948,993
Li Ning Company, Ltd.	2,657,500	21,567,426
LONGi Green Energy Technology Company, Ltd., Class A	1,506,221	22,977,442
Lufax Holding, Ltd., ADR (A)	2,033,875	24,203,113
Meituan, Class B (A)(B)	884,700	33,861,289
NARI Technology Company, Ltd., Class A	4,552,942	22,421,770
Ping An Bank Company, Ltd., Class A	9,485,866	34,070,254
Ping An Healthcare and Technology Company, Ltd. (A)(B)	1,540,300	17,971,995
Ping An Insurance Group Company of China, Ltd., H Shares	3,086,500	33,649,868
TAL Education Group, ADR (A)	384,456	21,894,769
Tencent Holdings, Ltd.	1,184,100	94,458,072
Wuxi Biologics Cayman, Inc. (A)(B)	2,743,500	38,512,691
Xinyi Solar Holdings, Ltd.	12,448,000	20,761,062
Cyprus 0.7%		15,527,711
TCS Group Holding PLC, GDR	268,459	15,527,711
Hong Kong 6.9%		148,412,271
AIA Group, Ltd.	3,363,400	42,690,210
Alibaba Health Information Technology, Ltd. (A)	8,602,000	26,182,747
China Resources Beer Holdings Company, Ltd.	2,736,000	22,040,426
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	9

	Shares	Value
Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	557,600	$33,629,441
Techtronic Industries Company, Ltd.	1,315,500	23,869,447
India 9.6%		206,633,111
HDFC Bank, Ltd. (A)	2,162,780	41,110,234
Hindustan Unilever, Ltd.	593,220	18,785,519
Housing Development Finance Corp., Ltd.	606,441	19,856,237
ICICI Bank, Ltd. (A)	4,460,234	36,081,866
Infosys, Ltd.	1,174,884	21,261,344
Reliance Industries, Ltd.	1,662,100	44,685,688
Reliance Industries, Ltd., Partly Paid Up Shares	139,572	2,017,906
UltraTech Cement, Ltd.	270,958	22,834,317
Mexico 2.0%		43,318,717
Grupo Financiero Banorte SAB de CV, Series O	3,489,800	19,815,214
Wal-Mart de Mexico SAB de CV	7,167,100	23,503,503
Poland 1.7%		36,476,928
Dino Polska SA (A)(B)	231,464	15,017,155
InPost SA (A)	1,126,192	21,459,773
Russia 4.9%		105,797,150
Fix Price Group, Ltd., GDR (A)(B)	1,606,207	15,026,066
LUKOIL PJSC, ADR	392,162	30,290,593
Sberbank of Russia PJSC, ADR	1,345,511	21,218,708
X5 Retail Group NV, GDR	436,515	13,400,210
Yandex NV, Class A (A)	394,532	25,861,573
Singapore 2.9%		62,413,746
Sea, Ltd., ADR (A)	247,144	62,413,746
South Africa 2.6%		55,877,037
Naspers, Ltd., N Shares	245,527	55,877,037
South Korea 8.9%		193,151,151
LG Chem, Ltd.	63,521	53,026,572
LG Household & Health Care, Ltd.	22,935	31,676,195
NAVER Corp.	156,515	50,401,282
SK Hynix, Inc.	508,822	58,047,102
Taiwan 12.1%		260,929,907
ASE Technology Holding Company, Ltd.	8,810,000	36,814,690
eMemory Technology, Inc.	835,000	30,870,459
LandMark Optoelectronics Corp.	2,175,000	19,116,592
MediaTek, Inc.	1,643,000	70,325,280
Taiwan Semiconductor Manufacturing Company, Ltd.	4,929,000	103,802,886
10	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom 2.7%		$57,542,885

Anglo American PLC	1,357,135	57,542,885
Preferred securities 6.2%		$133,909,077
(Cost $63,477,031)
Brazil 1.3%		28,363,444
Itau Unibanco Holding SA	5,596,500	28,363,444
South Korea 4.9%		105,545,633
Samsung Electronics Company, Ltd.	1,607,594	105,545,633

	Yield (%)	Shares	Value
Short-term investments 3.2%			$69,717,302
(Cost $69,717,302)
Short-term funds 3.2%			69,717,302
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0100(C)	69,717,302	69,717,302

Total investments (Cost $1,421,179,612) 100.1%	$2,162,135,989
Other assets and liabilities, net (0.1%)	(1,907,708)
Total net assets 100.0%	$2,160,228,281

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 4-30-21.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $1,436,507,490. Net unrealized appreciation aggregated to $725,628,499, of which $757,102,792 related to gross unrealized appreciation and $31,474,293 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,421,179,612)	$2,162,135,989
Foreign currency, at value (Cost $3,793,681)	3,794,800
Dividends and interest receivable	2,622,228
Receivable for fund shares sold	2,902,046
Other assets	113,402
Total assets	2,171,568,465
Liabilities
Foreign capital gains tax payable	7,154,869
Payable for investments purchased	3,767,994
Payable for fund shares repurchased	65,000
Payable to affiliates
Accounting and legal services fees	114,304
Transfer agent fees	11,242
Distribution and service fees	110
Trustees' fees	1,661
Other liabilities and accrued expenses	225,004
Total liabilities	11,340,184
Net assets	$2,160,228,281
Net assets consist of
Paid-in capital	$1,242,188,763
Total distributable earnings (loss)	918,039,518
Net assets	$2,160,228,281

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($15,827,784 ÷ 1,038,326 shares)[1]	$15.24
Class C ($2,386,492 ÷ 160,228 shares)[1]	$14.89
Class I ($94,895,232 ÷ 6,213,188 shares)	$15.27
Class R2 ($168,763 ÷ 11,079 shares)	$15.23
Class R4 ($113,587 ÷ 7,443 shares)	$15.26
Class R6 ($20,669,634 ÷ 1,352,806 shares)	$15.28
Class NAV ($2,026,166,789 ÷ 132,645,350 shares)	$15.28
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.04

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$10,518,185
Interest	4,867
Less foreign taxes withheld	(1,560,112)
Total investment income	8,962,940
Expenses
Investment management fees	9,352,309
Distribution and service fees	20,785
Accounting and legal services fees	206,859
Transfer agent fees	42,786
Trustees' fees	17,906
Custodian fees	422,104
State registration fees	47,771
Printing and postage	15,956
Professional fees	48,385
Other	83,571
Total expenses	10,258,432
Less expense reductions	(1,496,777)
Net expenses	8,761,655
Net investment income	201,285
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	201,172,667[1]
201,172,667
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	208,577,828[2]
208,577,828
Net realized and unrealized gain	409,750,495
Increase in net assets from operations	$409,951,780

[1]	Net of foreign taxes of $(1,666,087).
[2]	Net of $2,256,916 increase in deferred India withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$201,285	$8,520,332
Net realized gain	201,172,667	119,771,208
Change in net unrealized appreciation (depreciation)	208,577,828	244,087,057
Increase in net assets resulting from operations	409,951,780	372,378,597
Distributions to shareholders
From earnings
Class A	(268,351)	(72,935)
Class C	(25,935)	(2,533)
Class I	(1,759,952)	(5,271)
Class R2	(4,133)	(1,731)
Class R4	(3,889)	(1,313)
Class R6	(96,767)	(28,750)
Class NAV	(81,597,938)	(48,499,558)
Total distributions	(83,756,965)	(48,612,091)
From fund share transactions	(9,364,500)	(495,095,024)
Total increase (decrease)	316,830,315	(171,328,518)
Net assets
Beginning of period	1,843,397,966	2,014,726,484
End of period	$2,160,228,281	$1,843,397,966
14	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$12.99	$10.95	$10.19	$11.85	$9.29	$8.99
Net investment income (loss)[2]	(0.03)[3]	—[4]	0.19	0.10	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.84	2.27	1.27	(1.59)	2.53	0.28
Total from investment operations	2.81	2.27	1.46	(1.49)	2.57	0.30
Less distributions
From net investment income	(0.07)	(0.23)	(0.04)	(0.04)	(0.01)	—
From net realized gain	(0.49)	—	(0.66)	(0.13)	—	—
Total distributions	(0.56)	(0.23)	(0.70)	(0.17)	(0.01)	—
Net asset value, end of period	$15.24	$12.99	$10.95	$10.19	$11.85	$9.29
Total return (%)[5,6]	21.76[7]	21.04	15.56	(12.79)	27.78	3.34
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$4	$3	$3	$3	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41[9]	1.44	1.42	1.44	1.51	1.58
Expenses including reductions	1.26[9]	1.43	1.42	1.44	1.50	1.50
Net investment income (loss)	(0.44)[3,9]	0.02	1.80	0.87	0.37	0.24
Portfolio turnover (%)	27	54	38	50	54	42

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	15

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$12.69	$10.71	$10.00	$11.68	$9.20	$8.97
Net investment income (loss)[2]	(0.09)[3]	(0.08)	0.11	—[4]	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	2.78	2.22	1.26	(1.55)	2.53	0.26
Total from investment operations	2.69	2.14	1.37	(1.55)	2.48	0.23
Less distributions
From net investment income	—	(0.16)	—	—	—	—
From net realized gain	(0.49)	—	(0.66)	(0.13)	—	—
Total distributions	(0.49)	(0.16)	(0.66)	(0.13)	—	—
Net asset value, end of period	$14.89	$12.69	$10.71	$10.00	$11.68	$9.20
Total return (%)[5,6]	21.32[7]	20.26	14.74	(13.44)	26.96	2.56
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$—[8]	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11[9]	2.14	2.12	2.14	2.21	2.28
Expenses including reductions	1.96[9]	2.13	2.12	2.14	2.20	2.20
Net investment income (loss)	(1.16)[3,9]	(0.70)	1.08	(0.03)	(0.53)	(0.36)
Portfolio turnover (%)	27	54	38	50	54	42

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
16	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$13.03	$10.98	$10.22	$11.89	$9.31	$9.00
Net investment income (loss)[2]	(0.02)[3]	0.01	0.26	0.12	0.07	0.05
Net realized and unrealized gain (loss) on investments	2.85	2.30	1.24	(1.59)	2.55	0.27
Total from investment operations	2.83	2.31	1.50	(1.47)	2.62	0.32
Less distributions
From net investment income	(0.10)	(0.26)	(0.08)	(0.07)	(0.04)	(0.01)
From net realized gain	(0.49)	—	(0.66)	(0.13)	—	—
Total distributions	(0.59)	(0.26)	(0.74)	(0.20)	(0.04)	(0.01)
Net asset value, end of period	$15.27	$13.03	$10.98	$10.22	$11.89	$9.31
Total return (%)[4]	21.92[5]	21.51	15.81	(12.52)	28.15	3.53
Ratios and supplemental data
Net assets, end of period (in millions)	$95	$6	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[7]	1.14	1.13	1.15	1.20	1.26
Expenses including reductions	0.96[7]	1.12	1.12	1.15	1.20	1.25
Net investment income (loss)	(0.20)[3,7]	0.07	2.53	0.97	0.66	0.63
Portfolio turnover (%)	27	54	38	50	54	42

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	17

CLASS R2 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$12.98	$10.95	$10.19	$11.86	$9.30	$8.99
Net investment income (loss)[2]	(0.03)[3]	0.01	0.21	0.09	0.05	0.04
Net realized and unrealized gain (loss) on investments	2.84	2.26	1.27	(1.58)	2.54	0.27
Total from investment operations	2.81	2.27	1.48	(1.49)	2.59	0.31
Less distributions
From net investment income	(0.07)	(0.24)	(0.06)	(0.05)	(0.03)	—
From net realized gain	(0.49)	—	(0.66)	(0.13)	—	—
Total distributions	(0.56)	(0.24)	(0.72)	(0.18)	(0.03)	—
Net asset value, end of period	$15.23	$12.98	$10.95	$10.19	$11.86	$9.30
Total return (%)[4]	21.81[5]	21.15	15.67	(12.74)	27.94	3.45
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[7]	1.42	1.34	1.30	1.36	1.42
Expenses including reductions	1.22[7]	1.40	1.33	1.29	1.35	1.41
Net investment income (loss)	(0.34)[3,7]	0.05	2.02	0.71	0.47	0.44
Portfolio turnover (%)	27	54	38	50	54	42

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$13.02	$10.97	$10.21	$11.88	$9.31	$8.99
Net investment income (loss)[2]	(0.01)[3]	0.03	0.20	0.10	0.06	0.05
Net realized and unrealized gain (loss) on investments	2.84	2.27	1.29	(1.58)	2.55	0.27
Total from investment operations	2.83	2.30	1.49	(1.48)	2.61	0.32
Less distributions
From net investment income	(0.10)	(0.25)	(0.07)	(0.06)	(0.04)	—[4]
From net realized gain	(0.49)	—	(0.66)	(0.13)	—	—
Total distributions	(0.59)	(0.25)	(0.73)	(0.19)	(0.04)	—[4]
Net asset value, end of period	$15.26	$13.02	$10.97	$10.21	$11.88	$9.31
Total return (%)[5]	21.89[6]	21.47	15.77	(12.58)	28.04	3.59
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[8]	1.29	1.28	1.31	1.36	1.42
Expenses including reductions	1.01[8]	1.17	1.17	1.20	1.26	1.31
Net investment income (loss)	(0.16)[3,8]	0.26	1.93	0.82	0.59	0.54
Portfolio turnover (%)	27	54	38	50	54	42

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	19

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$13.04	$10.99	$10.22	$11.89	$9.32	$9.00
Net investment income[2]	—[3,4]	0.05	0.26	0.17	0.09	0.06
Net realized and unrealized gain (loss) on investments	2.85	2.27	1.26	(1.63)	2.53	0.27
Total from investment operations	2.85	2.32	1.52	(1.46)	2.62	0.33
Less distributions
From net investment income	(0.12)	(0.27)	(0.09)	(0.08)	(0.05)	(0.01)
From net realized gain	(0.49)	—	(0.66)	(0.13)	—	—
Total distributions	(0.61)	(0.27)	(0.75)	(0.21)	(0.05)	(0.01)
Net asset value, end of period	$15.28	$13.04	$10.99	$10.22	$11.89	$9.32
Total return (%)[5]	22.01[6]	21.61	16.08	(12.52)	28.33	3.69
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$2	$1	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[8]	1.03	1.02	1.05	1.11	1.17
Expenses including reductions	0.85[8]	1.02	1.01	1.04	1.10	1.14
Net investment income (loss)	(0.06)[3,8]	0.48	2.48	1.45	0.88	0.71
Portfolio turnover (%)	27	54	38	50	54	42

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
20	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$13.04	$10.99	$10.22	$11.89	$9.32	$9.00
Net investment income[2]	—[3,4]	0.05	0.24	0.14	0.08	0.07
Net realized and unrealized gain (loss) on investments	2.85	2.27	1.28	(1.60)	2.54	0.26
Total from investment operations	2.85	2.32	1.52	(1.46)	2.62	0.33
Less distributions
From net investment income	(0.12)	(0.27)	(0.09)	(0.08)	(0.05)	(0.01)
From net realized gain	(0.49)	—	(0.66)	(0.13)	—	—
Total distributions	(0.61)	(0.27)	(0.75)	(0.21)	(0.05)	(0.01)
Net asset value, end of period	$15.28	$13.04	$10.99	$10.22	$11.89	$9.32
Total return (%)[5]	21.94[6]	21.62	16.10	(12.51)	28.33	3.65
Ratios and supplemental data
Net assets, end of period (in millions)	$2,026	$1,830	$2,010	$1,010	$1,076	$859
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[7]	1.02	1.01	1.04	1.10	1.15
Expenses including reductions	0.84[7]	1.00	1.00	1.03	1.09	1.14
Net investment income	0.03[3,7]	0.46	2.29	1.18	0.75	0.77
Portfolio turnover (%)	27	54	38	50	54	42

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
22	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$18,063,128	$18,063,128	—	—
Brazil	42,178,096	42,178,096	—	—
China	712,187,772	103,410,468	$608,777,304	—
Cyprus	15,527,711	—	15,527,711	—
Hong Kong	148,412,271	—	148,412,271	—
India	206,633,111	—	206,633,111	—
Mexico	43,318,717	43,318,717	—	—
Poland	36,476,928	—	36,476,928	—
Russia	105,797,150	77,370,874	28,426,276	—
Singapore	62,413,746	62,413,746	—	—
South Africa	55,877,037	—	55,877,037	—
South Korea	193,151,151	—	193,151,151	—
Taiwan	260,929,907	—	260,929,907	—
United Kingdom	57,542,885	—	57,542,885	—
Preferred securities
Brazil	28,363,444	28,363,444	—	—
South Korea	105,545,633	—	105,545,633	—
Short-term investments	69,717,302	69,717,302	—	—
Total investments in securities	$2,162,135,989	$444,835,775	$1,717,300,214	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	23

ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a
24	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $7,524.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies foreign currency transactions, wash sale loss deferrals and foreign capital gain tax.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	25

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually has agreed to reduce its management fee by an annual rate of 0.15% of the fund’s average daily assets. This agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to March 1, 2021 the Advisor had contractually agreed to reduce it management fee by an annual effective rate of 0.13% of the fund's average daily assets.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,905
Class C	986
Class I	45,907
Class R2	82
Class	Expense reduction
Class R4	$80
Class R6	4,055
Class NAV	1,438,707
Total	$1,496,722

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
26	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $55 for Class R4 shares for the six months ended April 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $53,661 for the six months ended April 30, 2021. Of this amount, $9,035 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $44,626 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $36 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$13,900	$5,464
Class C	6,536	773
Class I	—	36,270
Class R2	209	6
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	27

Class	Distribution and service fees	Transfer agent fees
Class R4	$140	$5
Class R6	—	268
Total	$20,785	$42,786
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$14,600,000	2	0.670%	($543)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	863,554	$13,156,485	139,798	$1,561,072
Distributions reinvested	18,647	268,323	6,518	72,935
Repurchased	(159,789)	(2,417,372)	(148,124)	(1,612,751)
Net increase (decrease)	722,412	$11,007,436	(1,808)	$21,256
Class C shares
Sold	118,329	$1,789,999	50,376	$565,611
Distributions reinvested	1,841	25,935	230	2,533
Repurchased	(7,520)	(110,311)	(19,279)	(190,417)
Net increase	112,650	$1,705,623	31,327	$377,727
Class I shares
Sold	5,899,740	$87,689,957	585,025	$6,988,867
Distributions reinvested	122,219	1,759,952	374	4,185
Repurchased	(305,869)	(4,695,941)	(107,234)	(1,241,646)
Net increase	5,716,090	$84,753,968	478,165	$5,751,406
28	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	3,571	$54,969	26	$289
Distributions reinvested	124	1,785	66	735
Repurchased	(1)	(11)	(1)	(10)
Net increase	3,694	$56,743	91	$1,014
Class R4 shares
Sold	1,953	$30,271	1,363	$16,693
Distributions reinvested	99	1,430	23	252
Repurchased	(1,082)	(16,415)	(112)	(1,202)
Net increase	970	$15,286	1,274	$15,743
Class R6 shares
Sold	1,248,917	$19,001,334	65,146	$718,327
Distributions reinvested	6,720	96,767	2,571	28,750
Repurchased	(57,300)	(855,894)	(19,215)	(226,535)
Net increase	1,198,337	$18,242,207	48,502	$520,542
Class NAV shares
Sold	10,127,520	$154,190,935	6,959,025	$71,877,442
Distributions reinvested	5,670,461	81,597,938	4,338,065	48,499,558
Repurchased	(23,541,273)	(360,934,636)	(53,845,381)	(622,159,712)
Net decrease	(7,743,292)	$(125,145,763)	(42,548,291)	$(501,782,712)
Total net increase (decrease)	10,861	$(9,364,500)	(41,990,740)	$(495,095,024)
Affiliates of the fund owned 38%, 56%, 14% and 100% of shares of Class R2, Class R4, Class R6 and Class NAV, respectively, on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $539,654,400 and $647,669,321, respectively, for the six months ended April 30, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	29

Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 93.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.2%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	16.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.4%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	8.1%
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Emerging Markets Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	31

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
32	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Philip Ehrmann
Kathryn Langridge
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639954	456SA 4/21
6/2021

Semiannual report
John Hancock
ESG International Equity Fund
ESG
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Inflation is on the rise, some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG International Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
18	Notes to financial statements
25	Statement Regarding Liquidity Risk Management
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The MSCI All Country World ex-USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.4
Alibaba Group Holding, Ltd., ADR	3.1
AXA SA	2.4
SAP SE	2.4
ING Groep NV	2.3
SK Hynix, Inc.	2.3
Unilever PLC (Euronext Amsterdam Exchange)	2.2
Naspers, Ltd., N Shares	2.1
Roche Holding AG	2.1
SK Telecom Company, Ltd., ADR	2.0
TOTAL	24.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

TOP 10 COUNTRIES AS OF 4/30/2021 (% of net assets)
Japan	11.9
United Kingdom	11.2
China	9.6
Germany	8.0
South Korea	7.4
France	6.2
Taiwan	5.1
Hong Kong	4.4
Denmark	4.0
Switzerland	3.5
TOTAL	71.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (12-14-16)	6-month	Since inception (12-14-16)
Class A	39.20	12.30	13.84	66.16
Class I1	47.00	13.93	20.03	76.97
Class R6[1]	47.22	14.04	20.12	77.76
Index†	42.98	10.47	27.40	54.65
Performance figures assume all distributions have been reinvested. Figures reflect the maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6
Gross (%)	1.59	1.34	1.23
Net (%)	1.28	1.03	0.92
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI All Country World ex-USA Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG International Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI All Country World ex-USA Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1	12-14-16	17,697	17,697	15,465
Class R6[1]	12-14-16	17,776	17,776	15,465
The MSCI All Country World ex-USA Index is a free-float adjusted market capitalization weighted index designed to measure the equity market performance of developed markets and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectus.
6	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,198.30	$6.98	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Class I	Actual expenses/actual returns	1,000.00	1,200.30	5.62	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Class R6	Actual expenses/actual returns	1,000.00	1,201.20	5.02	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 95.7%		$80,144,247
(Cost $60,955,041)
Australia 1.8%		1,545,837
Macquarie Group, Ltd.	12,541	1,545,837
Belgium 1.7%		1,381,262
Umicore SA	22,732	1,381,262
Brazil 1.2%		999,465
Itau Unibanco Holding SA, ADR	199,893	999,465
Canada 1.7%		1,418,640
Canadian Pacific Railway, Ltd.	3,802	1,418,640
China 9.6%		8,028,426
Alibaba Group Holding, Ltd., ADR (A)	11,309	2,611,814
BYD Company, Ltd., H Shares	36,500	759,000
Ping An Insurance Group Company of China, Ltd., H Shares	154,300	1,682,221
Trip.com Group, Ltd., ADR (A)	21,985	859,174
Weichai Power Company, Ltd., H Shares	358,000	828,658
Xinyi Solar Holdings, Ltd.	772,000	1,287,559
Denmark 4.0%		3,362,766
Novo Nordisk A/S, B Shares	12,097	892,365
Orsted A/S (B)	5,778	839,918
Vestas Wind Systems A/S	39,535	1,630,483
Finland 1.4%		1,148,445
Sampo OYJ, A Shares	24,211	1,148,445
France 6.2%		5,176,841
Air Liquide SA	5,013	844,205
AXA SA	70,947	2,003,911
Schneider Electric SE	9,488	1,513,873
Valeo SA	25,145	814,852
Germany 8.0%		6,722,865
adidas AG (A)	4,181	1,291,353
Deutsche Telekom AG	59,515	1,145,375
Infineon Technologies AG	37,259	1,494,114
SAP SE	14,263	1,997,124
Vonovia SE	12,098	794,899
Hong Kong 4.4%		3,695,646
AIA Group, Ltd.	104,200	1,322,566
China Traditional Chinese Medicine Holdings Company, Ltd.	1,834,000	1,047,165
Hang Lung Properties, Ltd.	486,000	1,325,915
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	9

	Shares	Value
India 1.8%		$1,518,118
HDFC Bank, Ltd., ADR (A)	21,601	1,518,118
Indonesia 1.7%		1,406,114
Bank Rakyat Indonesia Persero Tbk PT	5,024,797	1,406,114
Ireland 1.4%		1,153,771
Kerry Group PLC, Class A	230	29,813
Kerry Group PLC, Class A (London Stock Exchange)	8,685	1,123,958
Japan 11.9%		9,935,846
Daikin Industries, Ltd.	6,000	1,210,289
Hoya Corp.	11,820	1,343,524
Nippon Telegraph & Telephone Corp.	44,600	1,124,495
ORIX Corp.	98,100	1,583,713
Recruit Holdings Company, Ltd.	18,099	816,039
Shimano, Inc.	4,000	914,620
Shiseido Company, Ltd.	12,400	902,364
TDK Corp.	7,000	949,291
Yamaha Corp.	20,000	1,091,511
Netherlands 2.3%		1,965,787
ING Groep NV	153,877	1,965,787
Russia 1.4%		1,210,840
Yandex NV, Class A (A)	18,472	1,210,840
Singapore 1.7%		1,438,055
Oversea-Chinese Banking Corp., Ltd.	157,310	1,438,055
South Africa 2.1%		1,765,566
Naspers, Ltd., N Shares	7,758	1,765,566
South Korea 7.4%		6,187,699
LG Chem, Ltd.	1,755	1,465,053
LG Household & Health Care, Ltd.	781	1,078,662
SK Hynix, Inc.	17,013	1,940,866
SK Telecom Company, Ltd., ADR	56,695	1,703,118
Sweden 2.9%		2,402,910
Atlas Copco AB, B Shares	23,478	1,218,249
Essity AB, B Shares	36,297	1,184,661
Switzerland 3.5%		2,938,925
Novartis AG	14,133	1,206,059
Roche Holding AG	5,313	1,732,866
Taiwan 5.1%		4,307,191
Delta Electronics, Inc.	135,000	1,446,244
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,507	2,860,947
10	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand 1.3%		$1,064,126
Kasikornbank PCL	249,500	1,064,126
United Kingdom 11.2%		9,369,106
Barratt Developments PLC	133,450	1,422,871
Croda International PLC	9,272	866,186
Dechra Pharmaceuticals PLC	16,053	894,180
DS Smith PLC	197,145	1,145,920
Ferguson PLC	10,686	1,347,778
GlaxoSmithKline PLC, ADR	28,505	1,064,377
Spirax-Sarco Engineering PLC	4,876	795,877
Unilever PLC (Euronext Amsterdam Exchange)	31,373	1,831,917

Total investments (Cost $60,955,041) 95.7%	$80,144,247
Other assets and liabilities, net 4.3%	3,596,833
Total net assets 100.0%	$83,741,080

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $61,481,365. Net unrealized appreciation aggregated to $18,662,882, of which $19,655,548 related to gross unrealized appreciation and $992,666 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $60,955,041)	$80,144,247
Cash	2,050,900
Dividends and interest receivable	330,076
Receivable for fund shares sold	1,465,449
Receivable from affiliates	459
Other assets	42,085
Total assets	84,033,216
Liabilities
Payable for investments purchased	138,587
Payable for fund shares repurchased	75,020
Payable to affiliates
Accounting and legal services fees	4,328
Transfer agent fees	8,296
Trustees' fees	73
Other liabilities and accrued expenses	65,832
Total liabilities	292,136
Net assets	$83,741,080
Net assets consist of
Paid-in capital	$62,156,090
Total distributable earnings (loss)	21,584,990
Net assets	$83,741,080

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,097,334 ÷ 126,702 shares)[1]	$16.55
Class I ($80,756,303 ÷ 4,870,296 shares)	$16.58
Class R6 ($887,443 ÷ 53,490 shares)	$16.59
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$678,939
Interest	842
Less foreign taxes withheld	(65,229)
Total investment income	614,552
Expenses
Investment management fees	333,621
Distribution and service fees	7,617
Accounting and legal services fees	7,881
Transfer agent fees	45,574
Trustees' fees	742
Custodian fees	27,097
State registration fees	26,590
Printing and postage	11,312
Professional fees	29,627
Other	10,037
Total expenses	500,098
Less expense reductions	(89,343)
Net expenses	410,755
Net investment income	203,797
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,321,840
5,321,840
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,030,719
7,030,719
Net realized and unrealized gain	12,352,559
Increase in net assets from operations	$12,556,356
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$203,797	$340,678
Net realized gain (loss)	5,321,840	(2,144,034)
Change in net unrealized appreciation (depreciation)	7,030,719	7,131,778
Increase in net assets resulting from operations	12,556,356	5,328,422
Distributions to shareholders
From earnings
Class A	(32,655)	(134,601)
Class I	(434,605)	(1,098,472)
Class R6	(4,428)	(53,099)
Total distributions	(471,688)	(1,286,172)
From fund share transactions	9,876,561	(1,575,962)
Total increase	21,961,229	2,466,288
Net assets
Beginning of period	61,779,851	59,313,563
End of period	$83,741,080	$61,779,851
14	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$13.87	$12.78	$11.63	$12.96	$10.00
Net investment income (loss)[3]	(0.02)	0.05	0.26	0.14	0.13
Net realized and unrealized gain (loss) on investments	2.77	1.29	1.17	(1.37)	2.83
Total from investment operations	2.75	1.34	1.43	(1.23)	2.96
Less distributions
From net investment income	(0.07)	(0.25)	(0.11)	(0.04)	—
From net realized gain	—	—	(0.17)	(0.06)	—
Total distributions	(0.07)	(0.25)	(0.28)	(0.10)	—
Net asset value, end of period	$16.55	$13.87	$12.78	$11.63	$12.96
Total return (%)[4,5]	19.83[6]	10.59	12.62	(9.55)	29.60[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$6	$7	$7	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51[7]	1.59	1.62	1.62	2.11[7]
Expenses including reductions	1.28[7]	1.29	1.28	1.27	1.28[7]
Net investment income (loss)	(0.19)[7]	0.36	2.12	1.06	1.27[7]
Portfolio turnover (%)	24	34	32	19	10

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	15

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$13.90	$12.80	$11.66	$13.00	$10.00
Net investment income[3]	0.05	0.08	0.28	0.17	0.11
Net realized and unrealized gain (loss) on investments	2.73	1.30	1.17	(1.38)	2.89
Total from investment operations	2.78	1.38	1.45	(1.21)	3.00
Less distributions
From net investment income	(0.10)	(0.28)	(0.14)	(0.07)	—
From net realized gain	—	—	(0.17)	(0.06)	—
Total distributions	(0.10)	(0.28)	(0.31)	(0.13)	—
Net asset value, end of period	$16.58	$13.90	$12.80	$11.66	$13.00
Total return (%)[4]	20.03[5]	10.90	12.84	(9.37)	30.00[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$81	$55	$50	$48	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[6]	1.34	1.38	1.38	1.85[6]
Expenses including reductions	1.03[6]	1.04	1.04	1.03	1.02[6]
Net investment income	0.58[6]	0.62	2.31	1.28	1.07[6]
Portfolio turnover (%)	24	34	32	19	10

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$13.91	$12.81	$11.67	$13.00	$10.00
Net investment income[3]	0.05	0.06	0.31	0.18	0.17
Net realized and unrealized gain (loss) on investments	2.75	1.33	1.15	(1.37)	2.83
Total from investment operations	2.80	1.39	1.46	(1.19)	3.00
Less distributions
From net investment income	(0.12)	(0.29)	(0.15)	(0.08)	—
From net realized gain	—	—	(0.17)	(0.06)	—
Total distributions	(0.12)	(0.29)	(0.32)	(0.14)	—
Net asset value, end of period	$16.59	$13.91	$12.81	$11.67	$13.00
Total return (%)[4]	20.12[5]	11.01	12.95	(9.21)	30.00[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.23	1.27	1.28	1.75[6]
Expenses including reductions	0.92[6]	0.92	0.92	0.92	0.93[6]
Net investment income	0.67[6]	0.42	2.54	1.38	1.64[6]
Portfolio turnover (%)	24	34	32	19	10

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 10-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
18	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,545,837	—	$1,545,837	—
Belgium	1,381,262	—	1,381,262	—
Brazil	999,465	$999,465	—	—
Canada	1,418,640	1,418,640	—	—
China	8,028,426	3,470,988	4,557,438	—
Denmark	3,362,766	—	3,362,766	—
Finland	1,148,445	—	1,148,445	—
France	5,176,841	—	5,176,841	—
Germany	6,722,865	—	6,722,865	—
Hong Kong	3,695,646	—	3,695,646	—
India	1,518,118	1,518,118	—	—
Indonesia	1,406,114	—	1,406,114	—
Ireland	1,153,771	—	1,153,771	—
Japan	9,935,846	—	9,935,846	—
Netherlands	1,965,787	—	1,965,787	—
Russia	1,210,840	1,210,840	—	—
Singapore	1,438,055	—	1,438,055	—
South Africa	1,765,566	—	1,765,566	—
South Korea	6,187,699	1,703,118	4,484,581	—
Sweden	2,402,910	—	2,402,910	—
Switzerland	2,938,925	—	2,938,925	—
Taiwan	4,307,191	2,860,947	1,446,244	—
Thailand	1,064,126	—	1,064,126	—
United Kingdom	9,369,106	1,064,377	8,304,729	—
Total investments in securities	$80,144,247	$14,246,493	$65,897,754	—
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	19

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and
20	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $3,277.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2020, the fund has a short-term capital loss carryforward of $74,402 and a long-term capital loss carryforward of $2,511,036 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	21

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund’s average daily net assets; b) 0.800% of the next $500 million of the fund’s average daily net assets; and c) 0.750% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.91% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2022, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,959
Class I	81,623
Class	Expense reduction
Class R6	$761
Total	$89,343

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.62% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
22	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,220 for the six months ended April 30, 2021. Of this amount, $195 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,025 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,617	$3,535
Class I	—	42,005
Class R6	—	34
Total	$7,617	$45,574
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	23

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,300,000	4	0.660%	$(315)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	26,750	$443,683	37,125	$487,912
Distributions reinvested	462	7,506	1,712	22,465
Repurchased	(367,921)	(6,045,873)	(112,699)	(1,293,630)
Net decrease	(340,709)	$(5,594,684)	(73,862)	$(783,253)
Class I shares
Sold	1,085,051	$17,760,094	590,392	$7,410,092
Distributions reinvested	7,623	123,874	19,587	256,978
Repurchased	(156,634)	(2,568,255)	(586,927)	(6,852,005)
Net increase	936,040	$15,315,713	23,052	$815,065
Class R6 shares
Sold	15,913	$266,039	17,168	$218,752
Distributions reinvested	273	4,428	706	9,269
Repurchased	(7,324)	(114,935)	(154,517)	(1,835,795)
Net increase (decrease)	8,862	$155,532	(136,643)	$(1,607,774)
Total net increase (decrease)	604,193	$9,876,561	(187,453)	$(1,575,962)
Affiliates of the fund owned 63% of shares of Class I on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $25,379,045 and $17,868,778, respectively, for the six months ended April 30, 2021.
Note 7—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
24	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG International Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Boston Common Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Common Asset Management, LLC
Portfolio Managers
Praveen S. Abichandani, CFA
Corné Biemans
Matt A. Zalosh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	27

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639960	469SA 4/21
6/2021

Semiannual report
John Hancock
ESG Large Cap Core Fund
ESG
April 30, 2021

A message to shareholders
Dear shareholder,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the U.S. economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus passed by Congress as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, inflation is on the rise, some regional economies may have reopened too early, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
26	Statement Regarding Liquidity Risk Management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Apple, Inc.	6.0
Microsoft Corp.	5.8
Alphabet, Inc., Class A	5.0
Mastercard, Inc., Class A	2.8
Bank of America Corp.	2.3
Target Corp.	2.3
Trane Technologies PLC	2.3
Adobe, Inc.	2.2
Deere & Company	2.1
PayPal Holdings, Inc.	2.1
TOTAL	32.9
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 4/30/2021 (% of net assets)
United States	89.4
Ireland	4.3
United Kingdom	3.3
Netherlands	3.0
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (6-6-16)	6-month	Since inception (6-6-16)
Class A	41.30	15.30	22.23	100.89
Class C	46.58	15.65	27.14	103.92
Class I1	49.03	16.80	28.77	114.08
Class R6[1]	49.21	16.94	28.86	115.32
Index†	45.98	17.34	28.85	118.97
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.46	2.21	1.21	1.10
Net (%)	1.18	1.93	0.93	0.82
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the S&P 500 Index.
See the following page for footnotes.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the S&P 500 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	6-6-16	20,392	20,392	21,897
Class I1	6-6-16	21,408	21,408	21,897
Class R6[1]	6-6-16	21,532	21,532	21,897
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectus.
[2]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,286.40	$6.75	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,281.40	10.97	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	1,287.70	5.28	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,288.60	4.65	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	7

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 99.1%		$157,236,272
(Cost $108,987,510)
Communication services 7.0%		11,154,774
Diversified telecommunication services 1.2%
Verizon Communications, Inc.	34,333	1,984,104
Interactive media and services 5.0%
Alphabet, Inc., Class A (A)	3,341	7,863,044
Media 0.8%
The New York Times Company, Class A	28,796	1,307,626
Consumer discretionary 12.3%		19,426,363
Auto components 1.0%
Aptiv PLC (A)	11,106	1,598,042
Hotels, restaurants and leisure 1.6%
Starbucks Corp.	22,244	2,546,716
Multiline retail 2.3%
Target Corp.	17,396	3,605,495
Specialty retail 4.8%
The Home Depot, Inc.	8,190	2,650,857
The TJX Companies, Inc.	42,916	3,047,036
Tractor Supply Company	9,959	1,878,267
Textiles, apparel and luxury goods 2.6%
NIKE, Inc., Class B	18,117	2,402,677
VF Corp.	19,362	1,697,273
Consumer staples 6.0%		9,566,358
Food and staples retailing 2.8%
Costco Wholesale Corp.	5,733	2,133,192
Sysco Corp.	27,191	2,303,893
Food products 0.8%
McCormick & Company, Inc.	14,153	1,278,865
Household products 1.1%
The Procter & Gamble Company	13,792	1,840,129
Personal products 1.3%
Unilever PLC, ADR	34,235	2,010,279
Financials 11.1%		17,613,595
Banks 8.6%
Bank of America Corp.	91,762	3,719,114
First Republic Bank	10,484	1,921,088
KeyCorp	125,537	2,731,685
SVB Financial Group (A)	4,882	2,791,674
8	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	13,202	$2,468,114
Insurance 2.5%
Aflac, Inc.	29,223	1,570,152
The Travelers Companies, Inc.	15,594	2,411,768
Health care 13.2%		20,920,509
Health care equipment and supplies 3.5%
Baxter International, Inc.	14,513	1,243,619
Medtronic PLC	11,761	1,539,750
Stryker Corp.	5,700	1,496,991
West Pharmaceutical Services, Inc.	3,833	1,259,217
Health care providers and services 3.7%
Anthem, Inc.	8,551	3,244,164
CVS Health Corp.	20,180	1,541,752
Quest Diagnostics, Inc.	8,321	1,097,373
Life sciences tools and services 3.4%
Illumina, Inc. (A)	3,341	1,312,478
IQVIA Holdings, Inc. (A)	11,466	2,690,956
Thermo Fisher Scientific, Inc.	2,916	1,371,191
Pharmaceuticals 2.6%
AstraZeneca PLC, ADR	33,219	1,762,932
Merck & Company, Inc.	31,679	2,360,086
Industrials 12.2%		19,342,112
Air freight and logistics 1.6%
United Parcel Service, Inc., Class B	12,678	2,584,537
Building products 2.3%
Trane Technologies PLC	20,737	3,604,713
Commercial services and supplies 0.9%
Waste Management, Inc.	10,582	1,459,999
Electrical equipment 2.9%
Eaton Corp. PLC	18,640	2,664,215
Rockwell Automation, Inc.	7,240	1,913,242
Machinery 3.4%
Deere & Company	9,041	3,352,855
Xylem, Inc.	18,084	2,000,995
Road and rail 1.1%
JB Hunt Transport Services, Inc.	10,319	1,761,556
Information technology 29.0%		46,057,575
IT services 4.9%
Mastercard, Inc., Class A	11,564	4,418,142
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	9

	Shares	Value
Information technology (continued)
IT services (continued)
PayPal Holdings, Inc. (A)	12,547	$3,290,953
Semiconductors and semiconductor equipment 6.1%
ASML Holding NV, NYRS	5,077	3,290,404
First Solar, Inc. (A)	11,729	897,620
NVIDIA Corp.	2,981	1,789,733
NXP Semiconductors NV	7,863	1,513,706
Texas Instruments, Inc.	12,547	2,264,859
Software 12.0%
Adobe, Inc. (A)	6,782	3,447,562
Autodesk, Inc. (A)	9,468	2,763,804
Microsoft Corp.	36,364	9,170,274
Palo Alto Networks, Inc. (A)	6,323	2,234,485
salesforce.com, Inc. (A)	5,995	1,380,768
Technology hardware, storage and peripherals 6.0%
Apple, Inc.	72,990	9,595,265
Materials 3.1%		4,899,722
Chemicals 3.1%
Ecolab, Inc.	7,633	1,710,708
International Flavors & Fragrances, Inc.	11,761	1,672,061
Linde PLC	5,307	1,516,953
Real estate 3.7%		5,867,081
Equity real estate investment trusts 2.9%
American Tower Corp.	9,074	2,311,783
AvalonBay Communities, Inc.	4,357	836,544
Prologis, Inc.	12,744	1,485,058
Real estate management and development 0.8%
CBRE Group, Inc., Class A (A)	14,480	1,233,696
Utilities 1.5%		2,388,183
Electric utilities 0.6%
Avangrid, Inc.	18,608	947,147
Water utilities 0.9%
American Water Works Company, Inc.	9,238	1,441,036

	Yield (%)	Shares	Value
Short-term investments 1.7%			$2,644,215
(Cost $2,644,215)
Short-term funds 1.7%			2,644,215
Federated Government Obligations Fund, Institutional Class	0.0200(B)	2,644,215	2,644,215

10	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $111,631,725) 100.8%	$159,880,487
Other assets and liabilities, net (0.8%)	(1,271,729)
Total net assets 100.0%	$158,608,758

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-21.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $111,796,566. Net unrealized appreciation aggregated to $48,083,921, of which $48,089,370 related to gross unrealized appreciation and $5,449 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $111,631,725)	$159,880,487
Cash	7,386
Dividends and interest receivable	88,156
Receivable for fund shares sold	366,675
Receivable from affiliates	401
Other assets	64,292
Total assets	160,407,397
Liabilities
Payable for investments purchased	1,681,516
Payable for fund shares repurchased	221
Payable to affiliates
Accounting and legal services fees	6,735
Transfer agent fees	15,286
Trustees' fees	137
Other liabilities and accrued expenses	94,744
Total liabilities	1,798,639
Net assets	$158,608,758
Net assets consist of
Paid-in capital	$109,068,556
Total distributable earnings (loss)	49,540,202
Net assets	$158,608,758

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($21,260,961 ÷ 1,081,136 shares)[1]	$19.67
Class C ($3,933,245 ÷ 204,034 shares)[1]	$19.28
Class I ($130,894,114 ÷ 6,643,331 shares)	$19.70
Class R6 ($2,520,438 ÷ 127,838 shares)	$19.72
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.71

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$630,079
Interest	119
Total investment income	630,198
Expenses
Investment management fees	357,485
Distribution and service fees	23,670
Accounting and legal services fees	9,495
Transfer agent fees	55,684
Trustees' fees	811
Custodian fees	20,764
State registration fees	33,137
Printing and postage	16,204
Professional fees	29,609
Other	9,733
Total expenses	556,592
Less expense reductions	(91,087)
Net expenses	465,505
Net investment income	164,693
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,399,104
1,399,104
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	20,434,638
20,434,638
Net realized and unrealized gain	21,833,742
Increase in net assets from operations	$21,998,435
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$164,693	$371,096
Net realized gain	1,399,104	1,710,254
Change in net unrealized appreciation (depreciation)	20,434,638	3,164,355
Increase in net assets resulting from operations	21,998,435	5,245,705
Distributions to shareholders
From earnings
Class A	(159,536)	(126,313)
Class C	(42,081)	(20,436)
Class I	(1,766,772)	(776,655)
Class R6	(30,277)	(28,490)
Total distributions	(1,998,666)	(951,894)
From fund share transactions
Fund share transactions	41,478,178	(3,736,077)
Issued in reorganization	31,731,502	—
From fund share transactions	73,209,680	(3,736,077)
Total increase	93,209,449	557,734
Net assets
Beginning of period	65,399,309	64,841,575
End of period	$158,608,758	$65,399,309
14	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$15.63	$14.48	$12.79	$11.81	$10.11	$10.00
Net investment income[3]	0.01	0.06	0.07	0.06	0.07	0.04
Net realized and unrealized gain (loss) on investments	4.41	1.28	1.88	1.04	1.71	0.07
Total from investment operations	4.42	1.34	1.95	1.10	1.78	0.11
Less distributions
From net investment income	(0.05)	(0.07)	(0.05)	(0.03)	(0.08)	—
From net realized gain	(0.33)	(0.12)	(0.21)	(0.09)	—	—
Total distributions	(0.38)	(0.19)	(0.26)	(0.12)	(0.08)	—
Net asset value, end of period	$19.67	$15.63	$14.48	$12.79	$11.81	$10.11
Total return (%)[4,5]	28.64[6]	9.29	15.59	9.41	17.68	1.10[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$5	$9	$6	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[7]	1.46	1.47	1.55	2.23	2.73[7]
Expenses including reductions	1.19[7]	1.18	1.18	1.17	1.18	1.19[7]
Net investment income	0.10[7]	0.43	0.54	0.46	0.59	0.64[7,8]
Portfolio turnover (%)	7[9]	30	21	22	17	23

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
[9]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	15

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$15.34	$14.26	$12.64	$11.73	$10.08	$10.00
Net investment income (loss)[3]	(0.05)	(0.05)	(0.03)	(0.04)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	4.32	1.25	1.86	1.04	1.70	0.07
Total from investment operations	4.27	1.20	1.83	1.00	1.68	0.08
Less distributions
From net investment income	—	—	—	—	(0.03)	—
From net realized gain	(0.33)	(0.12)	(0.21)	(0.09)	—	—
Total distributions	(0.33)	(0.12)	(0.21)	(0.09)	(0.03)	—
Net asset value, end of period	$19.28	$15.34	$14.26	$12.64	$11.73	$10.08
Total return (%)[4,5]	28.14[6]	8.47	14.78	8.61	16.75	0.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$2	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13[7]	2.21	2.22	2.30	2.98	3.48[7]
Expenses including reductions	1.94[7]	1.93	1.93	1.92	1.93	1.94[7]
Net investment loss	(0.62)[7]	(0.34)	(0.21)	(0.30)	(0.16)	(0.11)[7,8]
Portfolio turnover (%)	7[9]	30	21	22	17	23

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	A portion of income is presented unannualized.
[9]	Excludes merger activity.
16	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$15.67	$14.51	$12.82	$11.84	$10.12	$10.00
Net investment income[3]	0.04	0.10	0.11	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	4.41	1.28	1.87	1.04	1.73	0.07
Total from investment operations	4.45	1.38	1.98	1.13	1.81	0.12
Less distributions
From net investment income	(0.09)	(0.10)	(0.08)	(0.06)	(0.09)	—
From net realized gain	(0.33)	(0.12)	(0.21)	(0.09)	—	—
Total distributions	(0.42)	(0.22)	(0.29)	(0.15)	(0.09)	—
Net asset value, end of period	$19.70	$15.67	$14.51	$12.82	$11.84	$10.12
Total return (%)[4]	28.77[5]	9.58	15.86	9.64	18.02	1.20[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$131	$58	$51	$42	$30	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.21	1.23	1.31	1.97	2.47[6]
Expenses including reductions	0.93[6]	0.93	0.93	0.93	0.92	0.92[6]
Net investment income	0.40[6]	0.64	0.79	0.69	0.69	0.88[6,7]
Portfolio turnover (%)	7[8]	30	21	22	17	23

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	17

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$15.69	$14.52	$12.83	$11.85	$10.13	$10.00
Net investment income[3]	0.05	0.12	0.12	0.10	0.11	0.06
Net realized and unrealized gain (loss) on investments	4.41	1.28	1.87	1.04	1.71	0.07
Total from investment operations	4.46	1.40	1.99	1.14	1.82	0.13
Less distributions
From net investment income	(0.10)	(0.11)	(0.09)	(0.07)	(0.10)	—
From net realized gain	(0.33)	(0.12)	(0.21)	(0.09)	—	—
Total distributions	(0.43)	(0.23)	(0.30)	(0.16)	(0.10)	—
Net asset value, end of period	$19.72	$15.69	$14.52	$12.83	$11.85	$10.13
Total return (%)[4]	28.86[5]	9.75	15.97	9.76	18.09	1.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$1	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.10	1.12	1.20	1.87	2.38[6]
Expenses including reductions	0.82[6]	0.82	0.82	0.82	0.81	0.81[6]
Net investment income	0.51[6]	0.77	0.90	0.80	0.97	0.99[6,7]
Portfolio turnover (%)	7[8]	30	21	22	17	23

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 6-6-16 (commencement of operations) to 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	A portion of income is presented unannualized.
[8]	Excludes merger activity.
18	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	19

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $3,293.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
20	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	21

fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.81% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense limitation expires on February 28, 2022, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,281
Class C	2,427
Class I	79,050
Class	Expense reduction
Class R6	$1,329
Total	$91,087

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.56% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $57,746 for the six months ended April 30, 2021. Of this amount, $9,768 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $47,978 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
22	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$10,958	$5,427
Class C	12,712	1,599
Class I	—	48,587
Class R6	—	71
Total	$23,670	$55,684
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	326,420	$5,963,403	285,756	$4,057,555
Issued in reorganization (Note 8)	489,221	9,600,766	—	—
Distributions reinvested	8,047	139,123	2,584	38,557
Repurchased	(77,264)	(1,392,323)	(607,335)	(8,774,789)
Net increase (decrease)	746,424	$14,310,969	(318,995)	$(4,678,677)
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	23

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class C shares
Sold	68,566	$1,209,437	60,115	$861,858
Issued in reorganization (Note 8)	40,097	771,590	—	—
Distributions reinvested	2,475	42,081	637	9,389
Repurchased	(17,466)	(318,525)	(116,588)	(1,768,118)
Net increase (decrease)	93,672	$1,704,583	(55,836)	$(896,871)
Class I shares
Sold	2,087,075	$38,370,986	847,303	$12,574,040
Issued in reorganization (Note 8)	1,038,109	20,409,515	—	—
Distributions reinvested	43,557	753,970	16,769	250,361
Repurchased	(194,410)	(3,600,214)	(725,824)	(10,171,451)
Net increase	2,974,331	$55,934,257	138,248	$2,652,950
Class R6 shares
Sold	73,967	$1,411,922	39,740	$538,213
Issued in reorganization (Note 8)	48,277	949,631	—	—
Distributions reinvested	1,749	30,277	501	7,482
Repurchased	(58,232)	(1,131,959)	(100,119)	(1,359,174)
Net increase (decrease)	65,761	$1,259,871	(59,878)	$(813,479)
Total net increase (decrease)	3,880,188	$73,209,680	(296,461)	$(3,736,077)
Affiliates of the fund owned 33% and 48% of shares of Class A and Class I, respectively, on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and merger activity, amounted to $44,237,949 and $6,638,008, respectively, for the six months ended April 30, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Reorganization
On April 9, 2021, the shareholders of John Hancock Investment Trust (JHIT) ESG All Cap Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of ESG Large Cap Core Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b)
24	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Advisor will bear the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 16, 2021. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
ESG Large Cap Core Fund	JHF ESG All Cap Core Fund	$31,731,502	$11,910,257	1,918,989	1,615,704	$119,285,580	$151,017,082
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at April 30, 2021. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on November 1, 2020, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the period ended April 30, 2021 are as follows:
Net investment income	$203,533
Net realized and unrealized gain (loss)	41,804,368
Increase (decrease) in net assets from operations	$42,007,901
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Trillium Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
26	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
3 Effective March 31, 2021, Mitali Prasad, CFA serves as portfolio manager of the fund.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Trillium Asset Management, LLC
Portfolio Managers
Elizabeth R. Levy, CFA
Mitali Prasad, CFA3
Cheryl I. Smith, Ph.D., CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639963	467SA 4/21
6/2021

Semiannual report
John Hancock
International Dynamic Growth Fund
International equity
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Inflation is on the rise, some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Dynamic Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
29	Statement Regarding Liquidity Risk Management
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The MSCI All Country World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
1Class A shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Evolution Gaming Group AB	6.6
ASML Holding NV	5.8
LVMH Moet Hennessy Louis Vuitton SE	5.0
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9
Sartorius Stedim Biotech	3.9
Tokyo Electron, Ltd.	3.7
Atlas Copco AB, A Shares	3.1
Techtronic Industries Company, Ltd.	3.1
Samsung Electronics Company, Ltd.	2.8
Ashtead Group PLC	2.8
TOTAL	41.7
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

TOP 10 COUNTRIES AS OF 4/30/2021 (% of net assets)
Sweden	12.3
France	11.1
United States	9.8
Netherlands	9.8
Japan	9.2
China	7.6
Hong Kong	6.8
Germany	6.4
South Korea	6.1
Taiwan	4.9
TOTAL	84.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (4-17-19)	6-month	Since inception (4-17-19)
Class A1	55.17	25.40	19.77	58.62
Class C1	61.26	27.67	24.60	64.53
Class I1,2	63.81	28.95	26.28	67.92
Class R6[1,2]	64.00	29.07	26.33	68.23
Class NAV[2]	64.00	29.07	26.24	68.24
Index†	42.57	17.80	20.14	39.63
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.32	2.07	1.07	0.96	0.95
Net (%)	1.20	1.95	0.95	0.84	0.83
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI All Country World ex-USA Growth Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Dynamic Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI All Country World ex-USA Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	4-17-19	16,453	16,453	13,963
Class I1,2	4-17-19	16,792	16,792	13,963
Class R6[1,2]	4-17-19	16,823	16,823	13,963
Class NAV[2]	4-17-19	16,824	16,824	13,963
The MSCI All Country World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,261.10	$6.73	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,256.00	10.91	1.95%
	Hypothetical example	1,000.00	1,015.10	9.74	1.95%
Class I	Actual expenses/actual returns	1,000.00	1,262.80	5.33	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class R6	Actual expenses/actual returns	1,000.00	1,263.30	4.71	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,262.40	4.66	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 95.8%		$281,058,221
(Cost $200,298,813)
Argentina 0.2%		724,222
MercadoLibre, Inc. (A)	461	724,222
Canada 3.4%		9,994,663
Shopify, Inc., Class A (A)	1,960	2,317,720
The Toronto-Dominion Bank	111,670	7,676,943
China 7.6%		22,394,558
Contemporary Amperex Technology Company, Ltd., Class A	110,900	6,664,397
Kweichow Moutai Company, Ltd., Class A	10,300	3,182,098
Li Ning Company, Ltd.	656,500	5,327,945
Shenzhen Inovance Technology Company, Ltd., Class A	176,300	2,425,818
Tencent Holdings, Ltd.	60,100	4,794,300
Denmark 1.0%		2,897,834
Vestas Wind Systems A/S	70,265	2,897,834
France 11.1%		32,520,675
LVMH Moet Hennessy Louis Vuitton SE	19,441	14,645,952
Sartorius Stedim Biotech	25,051	11,505,629
Teleperformance	16,494	6,369,094
Germany 4.0%		11,759,495
BioNTech SE, ADR (A)	14,930	2,811,020
CTS Eventim AG & Company KGaA (A)	89,227	6,158,492
Zalando SE (A)(B)	26,827	2,789,983
Hong Kong 6.8%		19,947,371
AIA Group, Ltd.	498,000	6,320,903
Galaxy Entertainment Group, Ltd. (A)	525,000	4,608,516
Techtronic Industries Company, Ltd.	497,000	9,017,952
Indonesia 1.0%		2,794,964
Bank Rakyat Indonesia Persero Tbk PT	9,987,900	2,794,964
Israel 1.0%		3,056,384
Nice, Ltd., ADR (A)	12,670	3,056,384
Japan 9.2%		27,063,413
Keyence Corp.	3,090	1,483,364
Lasertec Corp.	36,060	6,349,764
M3, Inc.	10,300	711,523
Sony Group Corp.	75,290	7,527,414
Tokyo Electron, Ltd.	24,200	10,991,348
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	9

	Shares	Value
Netherlands 9.8%		$28,623,551
Adyen NV (A)(B)	2,417	5,948,491
ASML Holding NV	25,915	16,822,591
ING Groep NV	458,117	5,852,469
New Zealand 0.9%		2,749,213
Xero, Ltd. (A)	25,237	2,749,213
Singapore 2.3%		6,630,775
DBS Group Holdings, Ltd.	192,200	4,307,407
Sea, Ltd., ADR (A)	9,200	2,323,368
South Korea 6.1%		17,889,505
Kia Corp.	76,172	5,283,474
LG Chem, Ltd.	5,288	4,414,359
Samsung Electronics Company, Ltd.	112,391	8,191,672
Sweden 12.3%		36,106,722
Atlas Copco AB, A Shares	151,002	9,156,770
Epiroc AB, A Shares	355,947	7,701,807
Evolution Gaming Group AB (B)	97,504	19,248,145
Switzerland 3.4%		10,034,080
STMicroelectronics NV, NYRS (C)	169,400	6,316,926
Wizz Air Holdings PLC (A)(B)	54,922	3,717,154
Taiwan 4.9%		14,242,280
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	122,000	14,242,280
United Kingdom 2.8%		8,145,570
Ashtead Group PLC	126,778	8,145,570
United States 8.0%		23,482,946
Adobe, Inc. (A)	9,000	4,575,060
Microsoft Corp.	25,123	6,335,518
NVIDIA Corp.	9,100	5,463,458
ServiceNow, Inc. (A)	7,600	3,848,412

Visa, Inc., Class A	13,960	3,260,498
Preferred securities 2.4%		$7,032,086
(Cost $6,645,010)
Germany 2.4%		7,032,086

Volkswagen AG	27,009	7,032,086
Exchange-traded funds 1.8%		$5,449,158
(Cost $5,508,047)
iShares Core MSCI Total International Stock ETF	75,400	5,449,158

10	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.3%			$761,655
(Cost $761,670)
Short-term funds 0.3%			761,655
John Hancock Collateral Trust (D)	0.0360(E)	76,130	761,655

Total investments (Cost $213,213,540) 100.3%	$294,301,120
Other assets and liabilities, net (0.3%)	(919,714)
Total net assets 100.0%	$293,381,406

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $31,703,773 or 10.8% of the fund's net assets as of 4-30-21.
(C)	All or a portion of this security is on loan as of 4-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-21.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $215,533,035. Net unrealized appreciation aggregated to $78,768,085, of which $79,964,861 related to gross unrealized appreciation and $1,196,776 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $212,451,870) including $745,794 of securities loaned	$293,539,465
Affiliated investments, at value (Cost $761,670)	761,655
Total investments, at value (Cost $213,213,540)	294,301,120
Cash	2,122,497
Foreign currency, at value (Cost $181,115)	180,158
Dividends and interest receivable	432,112
Receivable for fund shares sold	5,206
Receivable for investments sold	467,321
Receivable from affiliates	515
Other assets	65,461
Total assets	297,574,390
Liabilities
Payable for investments purchased	1,966,018
Payable for fund shares repurchased	1,371,628
Payable upon return of securities loaned	761,670
Payable to affiliates
Accounting and legal services fees	15,655
Transfer agent fees	2,170
Trustees' fees	242
Other liabilities and accrued expenses	75,601
Total liabilities	4,192,984
Net assets	$293,381,406
Net assets consist of
Paid-in capital	$165,661,076
Total distributable earnings (loss)	127,720,330
Net assets	$293,381,406

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($10,581,142 ÷ 670,259 shares)[1]	$15.79
Class C ($223,944 ÷ 14,399 shares)[1]	$15.55
Class I ($10,816,123 ÷ 682,503 shares)	$15.85
Class R6 ($84,184 ÷ 5,306 shares)	$15.87
Class NAV ($271,676,013 ÷ 17,114,701 shares)	$15.87
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.62

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$1,208,615
Interest	87,679
Securities lending	21,201
Less foreign taxes withheld	(160,527)
Total investment income	1,156,968
Expenses
Investment management fees	1,124,122
Distribution and service fees	11,805
Accounting and legal services fees	27,820
Transfer agent fees	11,651
Trustees' fees	1,959
Custodian fees	52,939
State registration fees	26,739
Printing and postage	11,084
Professional fees	28,661
Other	24,869
Total expenses	1,321,649
Less expense reductions	(145,687)
Net expenses	1,175,962
Net investment loss	(18,994)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	49,190,456
Affiliated investments	(3,178)
49,187,278
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	16,295,669
Affiliated investments	315
16,295,984
Net realized and unrealized gain	65,483,262
Increase in net assets from operations	$65,464,268
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(18,994)	$(91,924)
Net realized gain	49,187,278	20,051,811
Change in net unrealized appreciation (depreciation)	16,295,984	43,464,544
Increase in net assets resulting from operations	65,464,268	63,424,431
Distributions to shareholders
From earnings
Class A	(414,774)	(303)
Class C	(8,541)	—
Class I	(629,246)	(272)
Class R6	(4,060)	(148)
Class NAV	(14,085,853)	(948,844)
Total distributions	(15,142,474)	(949,567)
From fund share transactions	(4,301,255)	(153,083,187)
Total increase (decrease)	46,020,539	(90,608,323)
Net assets
Beginning of period	247,360,867	337,969,190
End of period	$293,381,406	$247,360,867
14	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$13.24	$10.48	$10.09
Net investment loss[3]	(0.02)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	3.39	2.82	0.41
Total from investment operations	3.37	2.76	0.39
Less distributions
From net investment income	—	—[4]	—
From net realized gain	(0.82)	—	—
Total distributions	(0.82)	—	—
Net asset value, end of period	$15.79	$13.24	$10.48
Total return (%)[5,6]	26.11[7]	26.39	3.87[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[8]	1.32	1.33[8]
Expenses including reductions	1.20[8]	1.20	1.20[8]
Net investment loss	(0.32)[8]	(0.50)	(0.31)[8]
Portfolio turnover (%)	77	135	48

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class A shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	15

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$13.10	$10.44	$10.09
Net investment loss[3]	(0.09)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	3.36	2.80	0.39
Total from investment operations	3.27	2.66	0.35
Less distributions
From net realized gain	(0.82)	—	—
Net asset value, end of period	$15.55	$13.10	$10.44
Total return (%)[4,5]	25.60[6]	25.48	3.47[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05[8]	2.07	2.08[8]
Expenses including reductions	1.95[8]	1.95	1.95[8]
Net investment loss	(1.21)[8]	(1.21)	(0.75)[8]
Portfolio turnover (%)	77	135	48

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class C shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
16	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$13.27	$10.50	$10.09
Net investment income (loss)[3]	(0.01)	—[4]	0.02
Net realized and unrealized gain (loss) on investments	3.41	2.79	0.38
Total from investment operations	3.40	2.79	0.40
Less distributions
From net investment income	—	(0.02)	—
From net realized gain	(0.82)	—	—
Total distributions	(0.82)	(0.02)	—
Net asset value, end of period	$15.85	$13.27	$10.50
Total return (%)[5]	26.28[6]	26.64	4.06[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$9	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[8]	1.08	1.08[8]
Expenses including reductions	0.95[8]	0.95	0.95[8]
Net investment income (loss)	(0.16)[8]	0.01	0.31[8]
Portfolio turnover (%)	77	135	48

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class I shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	17

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$13.28	$10.50	$10.09
Net investment income (loss)[3]	—[4]	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	3.41	2.82	0.39
Total from investment operations	3.41	2.81	0.41
Less distributions
From net investment income	—	(0.03)	—
From net realized gain	(0.82)	—	—
Total distributions	(0.82)	(0.03)	—
Net asset value, end of period	$15.87	$13.28	$10.50
Total return (%)[5]	26.33[6]	26.82	4.06[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[8]	0.96	0.98[8]
Expenses including reductions	0.84[8]	0.84	0.84[8]
Net investment income (loss)	—[8,9]	(0.07)	0.45[8]
Portfolio turnover (%)	77	135	48

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class R6 shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
18	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$13.28	$10.50	$10.00
Net investment income[3]	—[4]	—[4]	0.03
Net realized and unrealized gain (loss) on investments	3.41	2.81	0.47
Total from investment operations	3.41	2.81	0.50
Less distributions
From net investment income	—	(0.03)	—
From net realized gain	(0.82)	—	—
Total distributions	(0.82)	(0.03)	—
Net asset value, end of period	$15.87	$13.28	$10.50
Total return (%)[5]	26.24[6]	26.92	5.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$272	$232	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[7]	0.95	0.96[7]
Expenses including reductions	0.83[7]	0.83	0.83[7]
Net investment income (loss)	—[7,8]	(0.03)	0.62[7]
Portfolio turnover (%)	77	135	48

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 4-17-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
20	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$724,222	$724,222	—	—
Canada	9,994,663	9,994,663	—	—
China	22,394,558	—	$22,394,558	—
Denmark	2,897,834	—	2,897,834	—
France	32,520,675	—	32,520,675	—
Germany	11,759,495	2,811,020	8,948,475	—
Hong Kong	19,947,371	—	19,947,371	—
Indonesia	2,794,964	—	2,794,964	—
Israel	3,056,384	3,056,384	—	—
Japan	27,063,413	—	27,063,413	—
Netherlands	28,623,551	—	28,623,551	—
New Zealand	2,749,213	—	2,749,213	—
Singapore	6,630,775	2,323,368	4,307,407	—
South Korea	17,889,505	—	17,889,505	—
Sweden	36,106,722	—	36,106,722	—
Switzerland	10,034,080	6,316,926	3,717,154	—
Taiwan	14,242,280	14,242,280	—	—
United Kingdom	8,145,570	—	8,145,570	—
United States	23,482,946	23,482,946	—	—
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	21

	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities	$7,032,086	—	$7,032,086	—
Exchange-traded funds	5,449,158	$5,449,158	—	—
Short-term investments	761,655	761,655	—	—
Total investments in securities	$294,301,120	$69,162,622	$225,138,498	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2021, the fund loaned securities valued at $745,794 and received $761,670 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and
22	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $3,719.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	23

As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.810% of the first $1 billion of the fund’s average daily net assets; and (b) 0.750% of the fund’s average daily net assets in excess of $1 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all assets. The Advisor has a subadvisory agreement with Axiom International Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage
24	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This current limitation expires on February 28, 2022, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$4,392
Class C	114
Class I	5,976
Class	Expense reduction
Class R6	$40
Class NAV	135,165
Total	$145,687

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,720 for the six months ended April 30, 2021. Of this amount, $2,282 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,438 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	25

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$10,653	$4,943
Class C	1,152	134
Class I	—	6,570
Class R6	—	4
Total	$11,805	$11,651
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,400,000	1	0.670%	$(45)
Lender	5,200,000	1	0.660%	95
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the period ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	321,776	$4,754,539	439,562	$5,392,087
Distributions reinvested	29,168	414,774	28	303
Repurchased	(122,359)	(1,801,971)	(54,001)	(612,898)
Net increase	228,585	$3,367,342	385,589	$4,779,492
26	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class C shares
Sold	16,745	$255,874	5,280	$65,251
Distributions reinvested	320	4,496	—	—
Repurchased	(14,192)	(202,957)	(938)	(11,789)
Net increase	2,873	$57,413	4,342	$53,462
Class I shares
Sold	185,021	$2,727,252	1,239,004	$14,415,431
Distributions reinvested	44,127	629,246	15	161
Repurchased	(249,931)	(3,718,837)	(543,019)	(6,022,992)
Net increase (decrease)	(20,783)	$(362,339)	696,000	$8,392,600
Class R6 shares
Sold	331	$5,060	19	$250
Distributions reinvested	1	15	—	—
Net increase	332	$5,075	19	$250
Class NAV shares
Sold	2,060,369	$30,396,133	553,146	$5,507,296
Distributions reinvested	986,404	14,085,853	86,494	948,844
Repurchased	(3,392,956)	(51,850,732)	(15,282,773)	(172,765,131)
Net decrease	(346,183)	$(7,368,746)	(14,643,133)	$(166,308,991)
Total net decrease	(135,176)	$(4,301,255)	(13,557,183)	$(153,083,187)
Affiliates of the fund owned 34%, 93% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $220,727,378 and $239,454,239, respectively, for the six months ended April 30, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	27

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 92.6% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio/Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.9%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	76,130	$5,197,077	$46,781,350	$(51,213,909)	$(3,178)	$315	$21,201	—	$761,655

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Dynamic Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Axiom International Investors LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	29

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
30	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Axiom International Investors LLC
Portfolio Managers
Bradley Amoils
Andrew Jacobson, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639991	474SA 4/21
6/2021

Semiannual report
John Hancock
Seaport Long/Short Fund
Alternative
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Inflation is on the rise, some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Seaport Long/Short Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
114	Financial statements
118	Financial highlights
123	Notes to financial statements
138	Statement Regarding Liquidity Risk Management
140	More information
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2021 (% of net assets)

Common stocks	63.1
Health care	15.3
Financials	14.6
Information technology	10.7
Industrials	6.1
Consumer discretionary	5.7
Communication services	3.1
Energy	3.0
Materials	2.2
Utilities	1.4
Real estate	0.7
Consumer staples	0.3
Purchased options	1.0
Short-term investments and other	35.9
TOTAL	100.0

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Bank of America Corp.	0.9
Global Payments, Inc.	0.8
The Charles Schwab Corp.	0.8
Intact Financial Corp.	0.7
American Express Company	0.6
Tencent Holdings, Ltd.	0.6
Accton Technology Corp.	0.6
Medical Properties Trust, Inc.	0.6
Amazon.com, Inc.	0.6
MediaTek, Inc.	0.6
TOTAL	6.8
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

COUNTRY COMPOSITION AS OF 4/30/2021 (% of net assets)
United States	73.2
China	4.5
United Kingdom	3.7
Canada	2.8
France	1.9
Japan	1.8
Taiwan	1.2
Other countries	10.9
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-20-13)	6-month	5-year	Since inception (12-20-13)
Class A	15.90	6.47	4.99	8.69	36.82	43.12
Class C1	20.14	6.80	5.02	12.97	38.97	43.44
Class I2	22.37	7.91	6.06	14.53	46.29	54.23
Class R6[2]	22.44	8.01	6.20	14.66	47.03	55.74
Class NAV[2]	22.53	8.03	6.22	14.64	47.16	55.88
Index†	45.33	14.03	10.49	29.10	92.82	108.48
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	2.03	2.73	1.73	1.62	1.61
Net (%)	2.02	2.72	1.72	1.61	1.60
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  †Index is the MSCI World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Seaport Long/Short Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	12-20-13	14,344	14,344	20,848
Class I2	12-20-13	15,423	15,423	20,848
Class R6[2]	12-20-13	15,574	15,574	20,848
Class NAV[2]	12-20-13	15,588	15,588	20,848
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 5-16-14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,144.00	$10.42	1.96%
	Hypothetical example	1,000.00	1,015.10	9.79	1.96%
Class C	Actual expenses/actual returns	1,000.00	1,139.70	14.11	2.66%
	Hypothetical example	1,000.00	1,011.60	13.27	2.66%
Class I	Actual expenses/actual returns	1,000.00	1,145.30	8.83	1.66%
	Hypothetical example	1,000.00	1,016.60	8.30	1.66%
Class R6	Actual expenses/actual returns	1,000.00	1,146.60	8.30	1.56%
	Hypothetical example	1,000.00	1,017.10	7.80	1.56%
Class NAV	Actual expenses/actual returns	1,000.00	1,146.40	8.25	1.55%
	Hypothetical example	1,000.00	1,017.10	7.75	1.55%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 63.1%		$688,838,690
(Cost $586,681,610)
Communication services 3.1%		33,977,165
Diversified telecommunication services 0.0%
Cellnex Telecom SA (A)(B)	2,624	148,424
Entertainment 0.3%
Electronic Arts, Inc.	8,202	1,165,340
Netflix, Inc. (B)	3,914	2,009,722
Interactive media and services 1.9%
Alphabet, Inc., Class A (B)	1,445	3,400,808
Alphabet, Inc., Class C (B)	919	2,214,900
Baidu, Inc., ADR (B)	69	14,513
Baidu, Inc., Class A (B)	126,934	3,363,010
Facebook, Inc., Class A (B)	3,312	1,076,665
Match Group, Inc. (B)	6,574	1,023,112
Snap, Inc., Class A (B)	52,885	3,269,351
Tencent Holdings, Ltd.	82,929	6,615,411
Media 0.8%
Cardlytics, Inc. (B)	33,779	4,645,626
DISH Network Corp., Class A (B)	86,785	3,887,100
Wireless telecommunication services 0.1%
Ribbit LEAP, Ltd., Class A (B)	101,346	1,143,183
Consumer discretionary 5.7%		61,849,450
Auto components 0.2%
Ningbo Joyson Electronic Corp., Class A	805,400	2,254,706
Automobiles 0.1%
Aston Martin Lagonda Global Holdings PLC (A)(B)	612	16,394
Guangzhou Automobile Group Company, Ltd., H Shares	25,177	21,478
XPeng, Inc., ADR (B)	50,509	1,510,724
Diversified consumer services 0.4%
Chegg, Inc. (B)	30,421	2,747,929
Hope Education Group Company, Ltd. (A)	4,178,320	1,404,708
Hotels, restaurants and leisure 1.9%
Bloomberry Resorts Corp. (B)	244,398	32,911
Booking Holdings, Inc. (B)	2,394	5,903,796
Boyd Gaming Corp. (B)	37,040	2,450,196
Chipotle Mexican Grill, Inc. (B)	1,558	2,324,583
Food & Life Companies, Ltd.	2,546	113,555
Huazhu Group, Ltd., ADR (B)	24,180	1,425,653
Penn National Gaming, Inc. (B)	7,708	686,937
Planet Fitness, Inc., Class A (B)	61,496	5,165,049
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Sands China, Ltd. (B)	3,651	$17,277
Whitbread PLC (B)	45,118	2,022,786
Wynn Macau, Ltd. (B)	9,884	18,956
Household durables 0.3%
Cavco Industries, Inc. (B)	7,179	1,503,498
Skyline Champion Corp. (B)	30,708	1,364,356
Internet and direct marketing retail 0.9%
Alibaba Group Holding, Ltd., ADR (B)	10,929	2,524,053
Amazon.com, Inc. (B)	1,793	6,217,084
The RealReal, Inc. (B)	42,356	1,049,158
Leisure products 0.3%
Bandai Namco Holdings, Inc.	290	21,280
Polaris, Inc.	5,392	755,042
YETI Holdings, Inc. (B)	32,642	2,788,280
Multiline retail 0.4%
Dollarama, Inc.	45,921	2,139,979
Ollie's Bargain Outlet Holdings, Inc. (B)	27,809	2,565,936
Specialty retail 0.6%
Five Below, Inc. (B)	6,616	1,331,602
Floor & Decor Holdings, Inc., Class A (B)	20,828	2,310,242
The TJX Companies, Inc.	32,321	2,294,791
Textiles, apparel and luxury goods 0.6%
Lululemon Athletica, Inc. (B)	14,052	4,711,214
Wolverine World Wide, Inc.	51,661	2,155,297
Consumer staples 0.3%		3,828,451
Beverages 0.3%
Constellation Brands, Inc., Class A	10,813	2,598,580
The Boston Beer Company, Inc., Class A (B)	1,011	1,229,871
Energy 3.0%		32,243,222
Energy equipment and services 0.3%
Cactus, Inc., Class A	86,700	2,584,527
Oil, gas and consumable fuels 2.7%
ARC Resources, Ltd.	676,427	4,253,981
ENEOS Holdings, Inc.	1,000	4,301
Energy Transfer LP	125,589	1,081,321
Hindustan Petroleum Corp., Ltd.	10,692	33,791
NAC Kazatomprom JSC, GDR	91,963	2,496,775
Pioneer Natural Resources Company	20,551	3,161,360
Reliance Industries, Ltd.	134,307	3,610,851
Suncor Energy, Inc. (C)	268,160	5,743,987
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp. (C)	64,034	$2,221,339
Viper Energy Partners LP	225,722	4,065,253
Whiting Petroleum Corp. (B)	74,513	2,985,736
Financials 14.6%		159,153,376
Banks 5.8%
AIB Group PLC (B)	71,898	210,047
Banc of California, Inc.	24,872	445,209
Banco BPM SpA	382,302	1,087,342
Bandhan Bank, Ltd. (A)(B)	422,435	1,862,452
Bank of America Corp.	253,921	10,291,417
Bank of Ireland Group PLC (B)	99,045	581,333
Bankinter SA	363,279	1,986,609
BAWAG Group AG (A)	58,780	3,170,749
BDO Unibank, Inc.	716,915	1,533,242
BNP Paribas SA (B)	18,285	1,172,392
CIT Group, Inc.	20,838	1,110,457
Citizens Financial Group, Inc.	40,192	1,860,086
Commerzbank AG (B)	19,470	128,388
Erste Group Bank AG	21,178	752,714
Fifth Third Bancorp	56,493	2,290,226
Heritage Commerce Corp.	41,010	494,991
Israel Discount Bank, Ltd., Class A (B)	109,431	492,615
JPMorgan Chase & Co.	1,209	185,956
Kasikornbank PCL	293,300	1,250,934
Kasikornbank PCL, NVDR	77,300	327,188
KB Financial Group, Inc.	712	35,051
KBC Group NV (B)	30,951	2,401,443
Komercni banka AS (B)	33,949	1,027,659
Lloyds Banking Group PLC	6,024,423	3,777,791
Mitsubishi UFJ Financial Group, Inc.	134,389	714,962
Origin Bancorp, Inc.	12,554	548,986
Popular, Inc.	62,402	4,615,252
Resona Holdings, Inc.	257,985	1,062,031
Shinhan Financial Group Company, Ltd.	69,103	2,483,250
Shinsei Bank, Ltd.	99,686	1,454,055
Signature Bank	9,292	2,337,031
South State Corp.	6,430	542,178
Spar Nord Bank A/S	24,478	270,915
Standard Chartered PLC	188,784	1,354,325
Svenska Handelsbanken AB, A Shares	387,832	4,491,198
TriCo Bancshares	7,832	362,465
Triumph Bancorp, Inc. (B)	11,429	1,012,952
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
UMB Financial Corp.	5,399	$523,865
United Community Banks, Inc.	29,307	958,925
Vietnam Technological & Commercial Joint Stock Bank (B)	599,870	1,062,031
Western Alliance Bancorp	2,702	283,899
Zions Bancorp NA	9,629	537,298
Capital markets 3.3%
AJ Bell PLC	65,532	402,055
Amundi SA (A)(B)	7,421	661,348
Ares Acquisition Corp. (B)	208,464	2,097,148
Ares Management Corp., Class A	66,299	3,482,023
Artisan Partners Asset Management, Inc., Class A	21,928	1,116,574
BowX Acquisition Corp. (B)	188,633	2,499,387
Churchill Capital Corp. VII (B)	31,855	321,098
CME Group, Inc.	12,433	2,511,342
Coinbase Global, Inc., Class A (B)(D)	5,095	1,516,476
Decarbonization Plus Acquisition Corp. II (B)	20,389	207,356
DiamondHead Holdings Corp. (B)	23,021	230,210
FTAC Olympus Acquisition Corp. (B)	135,746	1,461,984
G Squared Ascend I, Inc. (B)	19,982	200,220
Hamilton Lane Alliance Holdings I, Inc. (B)	168,685	1,685,163
Intermediate Capital Group PLC	104,647	3,159,275
Nomura Holdings, Inc.	157,200	844,974
RMG Acquisition Corp. III (B)	20,546	206,076
Rothschild & Company (B)	24,199	860,777
Social Capital Hedosophia Holdings Corp. V, Class A (B)(D)	795	13,515
The Charles Schwab Corp.	120,015	8,449,056
Thunder Bridge Capital Partners III, Inc. (B)	21,023	210,230
XP, Inc., Class A (B)	103,384	4,094,006
Consumer finance 1.0%
American Express Company	43,696	6,700,782
OneMain Holdings, Inc.	74,900	4,259,563
Diversified financial services 0.6%
BFF Bank SpA (A)	72,125	645,781
Equitable Holdings, Inc.	102,483	3,507,993
KBC Ancora (B)	13,051	569,717
ORIX Corp.	122,900	1,984,081
Insurance 3.5%
AIA Group, Ltd.	285,990	3,629,948
Arch Capital Group, Ltd. (B)	128,235	5,092,212
Assurant, Inc.	25,810	4,016,036
Assured Guaranty, Ltd.	6,732	342,322
AXA SA (D)	93,302	2,635,317
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Beazley PLC (B)	782,808	$3,659,433
Enstar Group, Ltd. (B)(C)	15,384	3,864,153
Intact Financial Corp.	54,290	7,216,288
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (B)	350,789	687,430
MetroMile, Inc. (B)(D)	129,171	1,202,582
Oscar Health, Inc., Class A (B)	33,743	766,978
Prudential PLC	43,616	923,537
Talanx AG	18,473	778,317
Trupanion, Inc. (B)	33,887	2,748,236
Mortgage real estate investment trusts 0.2%
New Residential Investment Corp.	224,500	2,406,640
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	143,952	2,193,828
Health care 15.3%		166,644,035
Biotechnology 6.2%
Acceleron Pharma, Inc. (B)	13,490	1,685,845
Agios Pharmaceuticals, Inc. (B)	8,772	489,478
Akero Therapeutics, Inc. (B)	23,589	726,541
Akeso, Inc. (A)(B)	113,145	773,751
Aligos Therapeutics, Inc. (B)	71,905	1,849,397
Alkermes PLC (B)	51,216	1,127,008
Alnylam Pharmaceuticals, Inc. (B)	3,680	517,555
Amicus Therapeutics, Inc. (B)	47,744	469,801
Amoy Diagnostics Company, Ltd., Class A	32,100	422,442
Apellis Pharmaceuticals, Inc. (B)	22,197	1,124,722
ArcLight Clean Transition Corp., Class A (B)(D)	18,858	305,122
Arena Pharmaceuticals, Inc. (B)	19,096	1,310,558
Argenx SE, ADR (B)	3,478	997,177
Ascendis Pharma A/S, ADR (B)	9,007	1,305,745
Atreca, Inc., Class A (B)	33,252	397,029
BeiGene, Ltd., ADR (B)	6,174	2,121,016
BioAtla, Inc. (B)	5,556	275,522
Biogen, Inc. (B)	2,349	627,958
Biohaven Pharmaceutical Holding Company, Ltd. (B)	5,078	381,358
BioNTech SE, ADR (B)	4,458	839,352
Black Diamond Therapeutics, Inc. (B)	21,359	569,004
Blueprint Medicines Corp. (B)	4,565	439,701
Celldex Therapeutics, Inc. (B)	6,199	188,016
Clementia Pharmaceuticals, Inc. (B)(E)	9,185	0
Coherus Biosciences, Inc. (B)	55,577	822,540
Connect Biopharma Holdings, Ltd., ADR (B)	71,963	1,170,838
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

	Shares	Value
Health care (continued)
Biotechnology (continued)
Constellation Pharmaceuticals, Inc. (B)	31,440	$679,733
CStone Pharmaceuticals (A)(B)	259,197	371,510
Cytokinetics, Inc. (B)	19,034	484,225
Design Therapeutics, Inc. (B)	7,600	199,348
Dyne Therapeutics, Inc. (B)	45,472	894,889
Everest Medicines, Ltd. (A)(B)	100,400	886,155
Exact Sciences Corp. (B)	11,997	1,581,445
Forma Therapeutics Holdings, Inc. (B)	20,396	549,672
Freeline Therapeutics Holdings PLC, ADR (B)	45,691	502,601
Galapagos NV (B)	6,323	492,278
Generation Bio Company (B)	9,396	342,578
Genmab A/S (B)	4,320	1,585,276
Genus PLC	7,776	546,122
Global Blood Therapeutics, Inc. (B)	9,322	380,151
Gracell Biotechnologies, Inc., ADR (B)	51,373	625,723
ImmunoGen, Inc. (B)	271,068	2,184,808
Incyte Corp. (B)	6,732	574,778
Inhibrx, Inc. (B)	6,366	135,787
InnoCare Pharma, Ltd. (A)(B)	114,667	362,540
Instil Bio, Inc. (B)	14,300	293,579
Ironwood Pharmaceuticals, Inc. (B)	146,479	1,617,128
Karuna Therapeutics, Inc. (B)	12,068	1,339,669
Kodiak Sciences, Inc. (B)	21,908	2,647,363
Kymera Therapeutics, Inc. (B)	10,241	466,478
Madrigal Pharmaceuticals, Inc. (B)	5,009	681,725
Mersana Therapeutics, Inc. (B)	50,046	797,233
Merus NV (B)	94,089	1,970,224
Mirati Therapeutics, Inc. (B)	8,801	1,462,902
Molecular Partners AG (B)	18,761	457,177
Myovant Sciences, Ltd. (B)	71,713	1,498,802
Novavax, Inc. (B)	11,720	2,776,820
Nurix Therapeutics, Inc. (B)	48,492	1,688,491
Oyster Point Pharma, Inc. (B)	30,944	638,994
PMV Pharmaceuticals, Inc. (B)	15,463	521,567
Radius Health, Inc. (B)	20,685	461,276
Regeneron Pharmaceuticals, Inc. (B)	3,427	1,649,415
REVOLUTION Medicines, Inc. (B)	12,400	411,556
Rhythm Pharmaceuticals, Inc. (B)	37,784	814,623
Rocket Pharmaceuticals, Inc. (B)	21,292	976,025
Sage Therapeutics, Inc. (B)	1,042	82,068
Sarepta Therapeutics, Inc. (B)	7,309	517,770
Seagen, Inc. (B)	3,664	526,737
Syndax Pharmaceuticals, Inc. (B)	36,882	587,899
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
TCR2 Therapeutics, Inc. (B)	25,872	$587,553
Turning Point Therapeutics, Inc. (B)	3,095	235,932
UroGen Pharma, Ltd. (B)	17,879	347,747
Vaxcyte, Inc. (B)	15,717	291,865
Veracyte, Inc. (B)	3,759	187,010
Vertex Pharmaceuticals, Inc. (B)	3,307	721,587
Zai Lab, Ltd., ADR (B)	34,556	5,743,553
Zealand Pharma A/S, ADR (B)(D)	14,670	483,523
Health care equipment and supplies 2.9%
Abbott Laboratories	2,351	282,308
Alcon, Inc. (B)	28,746	2,159,133
Align Technology, Inc. (B)	4,001	2,382,716
Baxter International, Inc.	20,616	1,766,585
Becton, Dickinson and Company	2,885	717,817
Boston Scientific Corp. (B)	22,873	997,263
ConvaTec Group PLC (A)	442,858	1,334,546
Danaher Corp.	20,201	5,129,842
DexCom, Inc. (B)	1,016	392,278
Edwards Lifesciences Corp. (B)	28,360	2,708,947
Glaukos Corp. (B)	2,803	263,930
Hologic, Inc. (B)	5,031	329,782
IDEXX Laboratories, Inc. (B)	1,444	792,742
Inari Medical, Inc. (B)	2,540	290,297
Insulet Corp. (B)	5,403	1,595,074
Integra LifeSciences Holdings Corp. (B)	7,022	520,190
Intuitive Surgical, Inc. (B)	465	402,225
Koninklijke Philips NV (B)	9,710	549,034
Lifetech Scientific Corp. (B)	194,470	104,853
Masimo Corp. (B)	5,564	1,294,576
NuVasive, Inc. (B)	12,411	886,766
Quidel Corp. (B)	4,860	509,279
Smith & Nephew PLC	23,590	510,576
Stryker Corp.	9,479	2,489,470
Teleflex, Inc.	8,025	3,390,402
Health care providers and services 1.3%
AdaptHealth Corp. (B)	29,967	870,841
Agilon Health, Inc. (B)	18,900	595,917
Anthem, Inc.	2,451	929,885
Apria, Inc. (B)	40,300	1,206,985
Aveanna Healthcare Holdings, Inc. (B)	62,400	728,832
Encompass Health Corp.	15,636	1,326,871
HCA Healthcare, Inc.	3,658	735,477
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Humana, Inc.	2,276	$1,013,366
Innovage Holding Corp. (B)	12,106	308,219
Laboratory Corp. of America Holdings (B)	200	53,174
LHC Group, Inc. (B)	3,574	744,357
Molina Healthcare, Inc. (B)	2,060	525,506
Oak Street Health, Inc. (B)	38,686	2,384,218
Owens & Minor, Inc.	32,304	1,165,851
Quest Diagnostics, Inc.	4,554	600,582
UnitedHealth Group, Inc.	2,142	854,230
Health care technology 0.1%
Health Catalyst, Inc. (B)	4,096	237,158
Multiplan Corp. (B)	43,349	322,083
Life sciences tools and services 0.9%
Agilent Technologies, Inc.	12,838	1,715,670
Bio-Techne Corp.	2,985	1,276,058
Illumina, Inc. (B)	1,352	531,120
NanoString Technologies, Inc. (B)	163	12,986
NeoGenomics, Inc. (B)	221	10,827
PPD, Inc. (B)	61,218	2,828,272
Syneos Health, Inc. (B)	461	39,116
Tecan Group AG	2,793	1,360,988
Thermo Fisher Scientific, Inc.	1,179	554,401
WuXi AppTec Company, Ltd., H Shares (A)	33,219	782,669
Wuxi Biologics Cayman, Inc. (A)(B)	82,905	1,163,803
Pharmaceuticals 3.9%
Astellas Pharma, Inc.	112,583	1,694,494
AstraZeneca PLC	45,861	4,881,622
Bristol-Myers Squibb Company	15,131	944,477
CSPC Pharmaceutical Group, Ltd.	1,111,795	1,372,331
Daiichi Sankyo Company, Ltd.	40,680	1,038,984
Eisai Company, Ltd.	55,364	3,610,945
Elanco Animal Health, Inc. (B)	21,830	692,229
Eli Lilly & Company	19,564	3,575,712
GlaxoSmithKline PLC	113,912	2,105,065
Hikma Pharmaceuticals PLC	38,663	1,302,909
Hutchison China MediTech, Ltd., ADR (B)	39,194	1,108,798
Hypera SA	15,778	100,674
Johnson & Johnson	3,505	570,369
Laboratorios Farmaceuticos Rovi SA	25,239	1,463,069
Nippon Shinyaku Company, Ltd.	7,868	530,724
Novartis AG	20,332	1,735,059
Ono Pharmaceutical Company, Ltd.	125,092	3,150,924
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	133,670	$5,166,346
Reata Pharmaceuticals, Inc., Class A (B)	5,253	532,654
Revance Therapeutics, Inc. (B)	54,906	1,598,863
Richter Gedeon NYRT	12,166	347,955
Royalty Pharma PLC, Class A	18,911	832,084
Theravance Biopharma, Inc. (B)	62,784	1,239,356
UCB SA	13,063	1,209,608
Viatris, Inc. (B)	102,053	1,357,305
Industrials 6.1%		66,277,568
Aerospace and defense 0.6%
BWX Technologies, Inc.	57,782	3,866,771
Curtiss-Wright Corp.	6,576	841,070
Safran SA	10,983	1,639,857
Air freight and logistics 0.3%
FedEx Corp.	10,330	2,998,902
Building products 0.2%
Johnson Controls International PLC	42,564	2,653,440
Commercial services and supplies 1.1%
Aker Carbon Capture AS (B)	712,107	1,446,241
Babcock International Group PLC (B)	854,368	3,400,511
Copart, Inc. (B)	28,181	3,508,816
Serco Group PLC (B)	1,736,264	3,361,310
Construction and engineering 0.4%
China Machinery Engineering Corp., H Shares	7,280,673	3,257,513
Fluor Corp. (B)	52,084	1,196,890
Electrical equipment 0.4%
Contemporary Amperex Technology Company, Ltd., Class A	45,188	2,715,516
Schneider Electric SE	11,203	1,787,503
Zhejiang HangKe Technology, Inc. Company, Class A	1,273	14,138
Machinery 0.6%
Alfa Laval AB	9,810	331,310
Fortive Corp.	18,343	1,299,051
Ingersoll Rand, Inc. (B)	13,491	666,590
ITT, Inc.	11,151	1,051,651
Sandvik AB	74,966	1,853,868
The Middleby Corp. (B)	8,842	1,603,231
Marine 0.3%
Irish Continental Group PLC	668,500	3,655,872
Professional services 0.8%
CoStar Group, Inc. (B)	3,556	3,038,353
IHS Markit, Ltd.	18,528	1,993,242
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

	Shares	Value
Industrials (continued)
Professional services (continued)
Leidos Holdings, Inc.	9,494	$961,552
TransUnion	1,231	128,750
TriNet Group, Inc. (B)	37,981	2,989,485
Road and rail 0.8%
ALD SA (A)	64,877	1,020,011
CJ Logistics Corp. (B)	158	24,299
Knight-Swift Transportation Holdings, Inc.	77,713	3,661,837
National Express Group PLC (B)	385,660	1,593,380
Uber Technologies, Inc. (B)	35,111	1,923,029
Trading companies and distributors 0.4%
AerCap Holdings NV (B)	48,997	2,854,075
Brenntag SE	12,269	1,101,445
Transportation infrastructure 0.2%
China Merchants Port Holdings Company, Ltd.	13,297	21,273
Malaysia Airports Holdings BHD	17,401	25,413
Shenzhen Airport Company, Ltd., Class A	1,361,965	1,791,373
Information technology 10.7%		117,313,328
Communications equipment 0.6%
Accton Technology Corp.	582,108	6,591,255
Electronic equipment, instruments and components 0.4%
Chroma ATE, Inc.	69,829	482,539
II-VI, Inc. (B)	42,086	2,825,654
PAR Technology Corp. (B)	14,983	1,230,704
IT services 3.2%
Cognizant Technology Solutions Corp., Class A	1,029	82,732
Fidelity National Information Services, Inc.	7,947	1,215,096
FleetCor Technologies, Inc. (B)	8,607	2,476,406
Genpact, Ltd.	48,355	2,298,313
Global Payments, Inc.	41,006	8,801,118
GoDaddy, Inc., Class A (B)	34,053	2,956,481
Mastercard, Inc., Class A	3,395	1,297,094
MongoDB, Inc. (B)	2,799	832,591
Nuvei Corp. (B)	47,776	3,333,809
PayPal Holdings, Inc. (B)	1,895	497,040
Perficient, Inc. (B)	7,903	518,516
Repay Holdings Corp. (B)	62,680	1,432,238
Shopify, Inc., Class A (B)	808	955,468
StoneCo, Ltd., Class A (B)	62,207	4,021,060
Tyro Payments, Ltd. (B)	4,295	12,345
VeriSign, Inc. (B)	2,477	541,893
WEX, Inc. (B)	214	43,915
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
Worldline SA (A)(B)	34,760	$3,412,674
Semiconductors and semiconductor equipment 2.6%
ACM Research, Inc., Class A (B)	10,822	854,397
Advanced Micro Devices, Inc. (B)	15,373	1,254,744
ASM Pacific Technology, Ltd.	101,212	1,528,648
ASML Holding NV, NYRS	2,193	1,421,283
Marvell Technology, Inc.	129,658	5,861,838
MediaTek, Inc.	141,497	6,056,487
Micron Technology, Inc. (B)	11,905	1,024,663
Qorvo, Inc. (B)	18,843	3,545,687
Renesas Electronics Corp. (B)	2,264	26,371
Skyworks Solutions, Inc.	2,067	374,809
STMicroelectronics NV	94,546	3,531,411
Tower Semiconductor, Ltd. (B)	92,933	2,630,004
Software 3.9%
Adobe, Inc. (B)	7,634	3,880,668
Atlassian Corp. PLC, Class A (B)	2,587	614,568
Avalara, Inc. (B)	25,518	3,616,156
Ceridian HCM Holding, Inc. (B)	21,949	2,073,742
Digital Turbine, Inc. (B)	13,277	1,001,484
Fair Isaac Corp. (B)	1,102	574,594
HubSpot, Inc. (B)	7,379	3,884,675
Intuit, Inc.	6,842	2,819,999
Manhattan Associates, Inc. (B)	21,076	2,892,470
Ming Yuan Cloud Group Holdings, Ltd. (B)	100	462
Olo, Inc., Class A (B)	11,028	318,268
Porch.com, Inc. (B)	63,222	841,485
Rapid7, Inc. (B)	29,115	2,365,594
RingCentral, Inc., Class A (B)	3,170	1,011,072
salesforce.com, Inc. (B)	20,722	4,772,691
ServiceNow, Inc. (B)	10,179	5,154,340
Varonis Systems, Inc. (B)	47,776	2,529,739
Venustech Group, Inc., Class A	100,077	467,916
Workday, Inc., Class A (B)	16,920	4,179,240
Zscaler, Inc. (B)	1,838	344,882
Materials 2.2%		23,990,361
Chemicals 0.4%
Covestro AG (A)	5,740	375,393
Livent Corp. (B)	78,771	1,419,453
Showa Denko KK	844	25,556
SK IE Technology Company, Ltd. (A)(B)	2,341	220,978
Sociedad Quimica y Minera de Chile SA, ADR	37,395	1,972,212
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

	Shares	Value
Materials (continued)
Metals and mining 1.8%
Angang Steel Company, Ltd., Class A	3,107,940	$2,333,898
Angang Steel Company, Ltd., H Shares	258,000	177,364
Baoshan Iron & Steel Company, Ltd., Class A	1,678,762	2,231,386
Barrick Gold Corp.	92,347	1,962,374
Ganfeng Lithium Company, Ltd., Class A	80,500	1,348,976
Ganfeng Lithium Company, Ltd., H Shares (A)	1,946	26,068
Gold Fields, Ltd., ADR	125,396	1,176,214
Hoa Phat Group JSC	1,035,100	2,605,283
Hyundai Steel Company	555	27,588
JFE Holdings, Inc.	37,614	494,614
Nippon Steel Corp.	144,725	2,529,065
Norsk Hydro ASA	425,637	2,710,363
Rio Tinto PLC	28,100	2,353,576
Real estate 0.7%		7,893,502
Equity real estate investment trusts 0.6%
Medical Properties Trust, Inc.	291,301	6,423,187
Real estate management and development 0.1%
BR Properties SA	9,198	15,189
Oberoi Realty, Ltd. (B)	198,704	1,455,126
Utilities 1.4%		15,668,232
Electric utilities 0.8%
American Electric Power Company, Inc.	51,061	4,529,621
NextEra Energy, Inc.	13,194	1,022,667
Power Grid Corp. of India, Ltd.	1,018,236	3,025,220
Gas utilities 0.2%
Rubis SCA	49,622	2,329,395
Multi-utilities 0.4%
Engie SA	319,650	4,761,329

Warrants 0.0%		$48,443
(Cost $60,949)
Ribbit LEAP, Ltd., Class A (Expiration Date: 9-9-25; Strike Price: $11.50) (B)	20,269	48,443

	Contracts/Notional amount	Value
Purchased options 1.0%		$10,545,339
(Cost $15,254,887)
Calls 0.7%		7,300,112
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 6-18-21; Strike Price: $3,550.00; Notional Amount: 100) (B)	1	9,180
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Calls (continued)
Exchange Traded Option on Fidelity National Information Services, Inc. (Expiration Date: 5-21-21; Strike Price: $155.00; Notional Amount: 19,700) (B)	197	$57,623
Exchange Traded Option on Global Payments, Inc. (Expiration Date: 6-18-21; Strike Price: $230.00; Notional Amount: 13,900) (B)	139	33,708
Exchange Traded Option on Pfizer, Inc. (Expiration Date: 6-18-21; Strike Price: $42.00; Notional Amount: 240,000) (B)	2,400	50,400
Exchange Traded Option on salesforce.com, Inc. (Expiration Date: 8-20-21; Strike Price: $250.00; Notional Amount: 700) (B)	7	5,268
Exchange Traded Option on VanEck Vectors Gold Miners ETF (Expiration Date: 6-18-21; Strike Price: $40.00; Notional Amount: 637,100) (B)	6,371	152,904
Over the Counter Option on ASML Holding NV (Expiration Date: 5-21-21; Strike Price: EUR 590.00; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	17,767	38,180
Over the Counter Option on Bank of China, Ltd. (Expiration Date: 9-29-21; Strike Price: HKD 3.37; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	38,592,714	115,841
Over the Counter Option on Bayerische Motoren Werke AG (Expiration Date: 6-18-21; Strike Price: EUR 96.00; Counterparty: Goldman Sachs International) (B)(F)	4,076	1,126
Over the Counter Option on BP PLC (Expiration Date: 9-17-21; Strike Price: GBP 3.20; Counterparty: Goldman Sachs International) (B)(F)	2,739,990	516,070
Over the Counter Option on China Construction Bank Corp. (Expiration Date: 9-29-21; Strike Price: HKD 7.46; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	18,365,714	55,132
Over the Counter Option on Covestro AG (Expiration Date: 9-17-21; Strike Price: EUR 60.00; Counterparty: Goldman Sachs International) (B)(F)	222,039	596,041
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on Engie SA (Expiration Date: 6-18-21; Strike Price: EUR 15.00; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	604,147	$2,565
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (B)(F)	51,044,529	389,317
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (B)(F)	8,574,301	38,053
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	13,271,470	84,645
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-17-21; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (B)(F)	47,378,210	224,099
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-17-21; Strike Rate: 2.500%; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	8,333,249	28,908
Over the Counter Option on EURO STOXX 600 Index (Expiration Date: 6-18-21; Strike Price: EUR 445.00; Counterparty: Goldman Sachs International) (B)(F)	88,492	416,948
Over the Counter Option on EURO STOXX 600 Index (Expiration Date: 6-18-21; Strike Price: EUR 445.00; Counterparty: Goldman Sachs International) (B)(F)	46,769	220,361
Over the Counter Option on EURO STOXX 600 Index (Expiration Date: 6-18-21; Strike Price: EUR 445.00; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	18,801	88,585
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-17-21; Strike Price: EUR 120.00; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	1,225,208	1,240,826
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-17-21; Strike Price: EUR 120.00; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	689,254	$698,040
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 114.85; Counterparty: Goldman Sachs International) (B)(F)	25,161	1,842
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 120.64; Counterparty: Goldman Sachs International) (B)(F)	129,114	3,815
Over the Counter Option on FTSE 100 Index (Expiration Date: 6-18-21; Strike Price: GBP 6,850.00; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	12	3,319
Over the Counter Option on FTSE 100 Index (Expiration Date: 6-18-21; Strike Price: GBP 7,100.00; Counterparty: Goldman Sachs International) (B)(F)	1,355	126,564
Over the Counter Option on FTSE 100 Index (Expiration Date: 9-17-21; Strike Price: GBP 7,200.00; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	2,077	342,188
Over the Counter Option on FTSE 100 Index (Expiration Date: 9-17-21; Strike Price: GBP 7,300.00; Counterparty: Goldman Sachs International) (B)(F)	2,059	252,672
Over the Counter Option on Panasonic Corp. (Expiration Date: 5-14-21; Strike Price: JPY 1,796.24; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	11,855	0
Over the Counter Option on Russell 2000 Index vs. Nasdaq 100 Index (Expiration Date: 12-16-22; Strike Rate: 5.000%; Counterparty: Goldman Sachs International) (B)(F)	6,288,762	726,648
Over the Counter Option on Russell 2000 Index vs. Nasdaq 100 Index (Expiration Date: 12-16-22; Strike Rate: 5.000%; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	4,466,244	561,889
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs International) (B)(F)	20,020,323	$53,494
Over the Counter Option on TOPIX Banks Index (Expiration Date: 6-11-21; Strike Price: JPY 159.94; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	13,679,658	40,043
Over the Counter Option on TOPIX Banks Index (Expiration Date: 6-11-21; Strike Price: JPY 159.94; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	7,535,512	22,058
Over the Counter Option on UniCredit SpA (Expiration Date: 6-18-21; Strike Price: EUR 10.00; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	272,052	25,072
Over the Counter Option on UniCredit SpA (Expiration Date: 6-18-21; Strike Price: EUR 10.50; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	213,466	10,256
Over the Counter Option on UniCredit SpA (Expiration Date: 9-17-21; Strike Price: EUR 10.00; Counterparty: Morgan Stanley & Company International PLC) (B)(F)	219,710	66,432
Puts 0.3%		3,245,227
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-21-21; Strike Price: $325.00; Notional Amount: 51,900) (B)	519	141,428
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-21-21; Strike Price: $329.00; Notional Amount: 26,300) (B)	263	93,234
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 6-18-21; Strike Price: $320.00; Notional Amount: 27,600) (B)	276	136,482
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 6-18-21; Strike Price: $74.00; Notional Amount: 5,800) (B)	58	4,031
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 6-18-21; Strike Price: $77.00; Notional Amount: 371,900) (B)	3,719	555,991
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-18-21; Strike Price: $216.00; Notional Amount: 224,400) (B)	2,244	$1,080,486
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-21-21; Strike Price: $4,050.00; Notional Amount: 7,600) (B)	76	180,120
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-18-21; Strike Price: $3,775.00; Notional Amount: 4,900) (B)	49	108,535
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-18-21; Strike Price: $3,950.00; Notional Amount: 3,300) (B)	33	131,835
Exchange Traded Option on S&P 500 Index (Expiration Date: 6-18-21; Strike Price: $4,075.00; Notional Amount: 8,500) (B)	85	527,425
Exchange Traded Option on SPDR S&P Biotech ETF (Expiration Date: 9-17-21; Strike Price: $130.00; Notional Amount: 38,200) (B)	382	279,815
Over the Counter Option on FTSE China A50 Index (Expiration Date: 7-29-21; Strike Price: CNY 16,428.29; Counterparty: Goldman Sachs International) (B)(F)	51	3,641
Over the Counter Option on S&P/ASX 200 Index (Expiration Date: 7-15-21; Strike Price: AUD 6,645.48; Counterparty: JPMorgan Chase Bank, N.A.) (B)(F)	41	2,204

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 35.5%				$388,051,958
(Cost $388,039,366)
U.S. Government 21.8%				238,577,365
U.S. Cash Management Bill (C)	0.048	07-13-21	3,290,000	3,289,948
U.S. Treasury Bill	0.012	06-22-21	13,705,000	13,704,810
U.S. Treasury Bill	0.035	05-11-21	6,400,000	6,399,992
U.S. Treasury Bill	0.035	10-28-21	14,340,000	14,337,873
U.S. Treasury Bill (C)	0.037	10-21-21	57,761,000	57,754,827
U.S. Treasury Bill (C)	0.040	10-14-21	16,120,000	16,118,164
U.S. Treasury Bill (C)	0.058	08-26-21	12,200,000	12,199,318
U.S. Treasury Bill (C)	0.060	09-02-21	10,630,000	10,629,370
U.S. Treasury Bill (C)	0.074	05-27-21	4,000,000	3,999,987
U.S. Treasury Bill (C)	0.078	12-30-21	5,460,000	5,458,766
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	0.079	05-25-21	600,000	$599,998
U.S. Treasury Bill (C)	0.084	06-08-21	23,149,800	23,149,569
U.S. Treasury Bill (C)	0.085	05-18-21	2,085,000	2,084,997
U.S. Treasury Bill	0.086	05-04-21	16,910,000	16,909,999
U.S. Treasury Bill	0.086	05-06-21	10,750,000	10,749,995
U.S. Treasury Bill (C)	0.087	05-20-21	11,040,000	11,039,948
U.S. Treasury Bill (C)	0.097	05-13-21	15,875,000	15,874,983
U.S. Treasury Bill (C)	0.097	06-01-21	13,265,000	13,264,893
U.S. Treasury Bill (C)	0.119	09-09-21	1,010,000	1,009,928

	Yield (%)	Shares	Value
Short-term funds 13.7%			149,474,593
John Hancock Collateral Trust (G)	0.0360(H)	406,029	4,062,161
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0259(H)	145,412,432	145,412,432

Total investments (Cost $990,036,812) 99.6%	$1,087,484,430
Other assets and liabilities, net 0.4%	4,234,483
Total net assets 100.0%	$1,091,718,913

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	All or a portion of this security is on loan as of 4-30-21.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 4-30-21.
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	129	Short	Jun 2021	$(16,979,389)	$(17,032,011)	$(52,622)
German Euro BUND Futures	58	Short	Jun 2021	(11,835,593)	(11,854,182)	(18,589)
KOSPI 200 Index Futures	109	Short	Jun 2021	(10,035,248)	(10,298,318)	(263,070)
SGX Nifty 50 Index Futures	170	Short	May 2021	(4,933,094)	(4,964,510)	(31,416)
U.K. Long Gilt Bond Futures	74	Short	Jun 2021	(13,025,351)	(13,047,576)	(22,225)
						$(387,922)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	12,295,000	USD	9,735,761	MSI	6/16/2021	$268,009	—
EUR	3,464,000	USD	4,188,685	CITI	5/28/2021	—	$(22,139)
EUR	2,988,000	USD	3,535,835	GSI	6/16/2021	59,598	—
EUR	5,584,000	USD	6,607,331	SCB	6/16/2021	111,845	—
GBP	3,182,000	USD	4,427,922	SSB	5/28/2021	—	(33,222)
GBP	7,564,000	USD	10,490,867	BNP	6/16/2021	—	(43,552)
HKD	3,935,000	USD	506,916	MSI	6/16/2021	—	(273)
JPY	435,058,000	USD	4,011,593	DB	5/28/2021	—	(30,219)
JPY	964,200,000	USD	8,861,134	MSI	6/16/2021	—	(35,945)
KRW	4,853,590,000	USD	4,358,077	MSI	6/16/2021	—	(16,517)
USD	10,430,599	EUR	8,626,000	CITI	5/28/2021	55,131	—
USD	27,248,902	EUR	22,875,000	MSI	6/16/2021	—	(276,374)
USD	8,293,656	GBP	5,960,000	SSB	5/28/2021	62,225	—
USD	2,103,189	GBP	1,512,000	MSI	6/16/2021	14,831	—
USD	465,453	KRW	519,120,000	DB	6/16/2021	1,098	—
USD	13,524,270	KRW	15,128,910,000	MSI	6/16/2021	—	(8,613)
						$572,737	$(466,854)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	BP PLC	GBP	4.00	Sep 2021	2,739,990	2,739,990	$140,055	$(82,977)
GSI	Coverstro AG	EUR	72.00	Sep 2021	222,039	222,039	213,397	(187,666)
							$353,452	$(270,643)
Exchange-traded	salesforce.com, Inc.	USD	270.00	Aug 2021	7	700	2,252	(2,503)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	SPDR S&P Biotech ETF	USD	160.00	Sep 2021	382	38,200	$255,174	$(101,230)
							$257,426	$(103,733)
Puts
Exchange-traded	Invesco QQQ Trust Series 1	USD	272.00	Jun 2021	276	27,600	$47,599	$(17,526)
Exchange-traded	iShares MSCI EAFE ETF	USD	65.00	Jun 2021	58	5,800	1,141	(957)
Exchange-traded	iShares MSCI EAFE ETF	USD	71.00	Jun 2021	3,719	371,900	106,643	(135,744)
Exchange-traded	iShares Russell 2000 ETF	USD	195.00	Jun 2021	2,244	224,400	303,401	(315,281)
							$458,784	$(469,508)
							$1,069,662	$(843,884)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
GSI	FTSE China A50 Index	CNY	14,699.00	Jul 2021	51	51	$1,402	$(842)
JPM	S&P/ASX 200 Index	AUD	5,945.95	Jul 2021	41	41	1,097	(586)
							$2,499	$(1,428)
Exchange-traded	S&P 500 Index	USD	3,700.00	May 2021	76	7,600	74,987	(31,540)
Exchange-traded	S&P 500 Index	USD	3,300.00	Jun 2021	131	13,100	700,908	(75,325)
Exchange-traded	S&P 500 Index	USD	3,350.00	Jun 2021	33	3,300	46,189	(21,615)
Exchange-traded	S&P 500 Index	USD	3,575.00	Jun 2021	85	8,500	86,162	(100,300)
							$908,246	$(228,780)
							$910,745	$(230,208)

Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	$271,275	$(20)
						$271,275	$(20)
* For this type of option, notional amounts are equivalent to number of contracts.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ARK Innovation ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	120,309	May 2023	GSI	—	$(1,789)	$(1,789)
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	1,296,411	May 2023	GSI	—	(13,559)	(13,559)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	367,496	May 2023	GSI	—	(17,187)	(17,187)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	193,672	May 2023	GSI	—	(9,057)	(9,057)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	257,444	May 2023	GSI	—	(12,040)	(12,040)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	711,506	May 2023	GSI	—	(33,275)	(33,275)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	380,728	May 2023	GSI	—	(17,805)	(17,805)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	568,061	May 2023	GSI	—	(26,566)	(26,566)
Pay	FTSE China A50 Index	1-Month USD LIBOR - 6.00%	Monthly	USD	127,373	May 2023	GSI	—	(1,663)	(1,663)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	588,618	May 2023	GSI	—	(4,440)	(4,440)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 0.65%	Monthly	USD	944,757	May 2023	GSI	—	(7,126)	(7,126)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	724	May 2023	GSI	—	1	1
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	11,775,447	May 2023	GSI	—	20,156	20,156
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	615,757	May 2023	GSI	—	1,054	1,054
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,811	May 2023	GSI	—	3	3
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	992,455	May 2023	GSI	—	$1,699	$1,699
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,629,945	May 2023	GSI	—	2,790	2,790
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	3,839,426	May 2023	GSI	—	6,572	6,572
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	398,431	May 2023	GSI	—	682	682
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	579,536	May 2023	GSI	—	992	992
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	217,326	May 2023	GSI	—	372	372
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	917,478	May 2023	GSI	—	1,570	1,570
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	120,609	May 2023	GSI	—	(1,860)	(1,860)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	329,363	May 2023	GSI	—	(5,079)	(5,079)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	575,063	May 2023	GSI	—	(8,867)	(8,867)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,077,804	May 2023	GSI	—	(5,269)	(5,269)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	171,317	May 2023	GSI	—	(838)	(838)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	156,781	May 2023	GSI	—	(766)	(766)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	1,556,120	May 2023	GSI	—	(31,414)	(31,414)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,982,033	May 2023	GSI	—	(60,199)	(60,199)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,941,713	May 2023	GSI	—	(59,385)	(59,385)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	1,499,581	May 2023	GSI	—	$(30,273)	$(30,273)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	418,429	May 2023	GSI	—	1,885	1,885
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,954,703	May 2023	GSI	—	(22,697)	(22,697)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	8,877,651	May 2023	GSI	—	(316,663)	(316,663)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	768,842	May 2023	GSI	—	(27,424)	(27,424)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	3,227,537	May 2023	GSI	—	(115,125)	(115,125)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	1,923,437	May 2023	GSI	—	(68,608)	(68,608)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	4,657,163	May 2023	GSI	—	(166,119)	(166,119)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	435,490	May 2023	GSI	—	(15,534)	(15,534)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	668,777	May 2023	GSI	—	(23,855)	(23,855)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	290,129	May 2023	GSI	—	(10,349)	(10,349)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,177,391	May 2023	GSI	—	(41,997)	(41,997)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	445,744	May 2023	GSI	—	9,438	9,438
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	7,580,345	May 2023	GSI	—	(83,300)	(83,300)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	200,164	May 2023	GSI	—	(2,200)	(2,200)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	635,306	May 2023	GSI	—	(6,981)	(6,981)
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,224,192	May 2023	GSI	—	$(13,453)	$(13,453)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	232,211	May 2023	GSI	—	(2,552)	(2,552)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	383,079	May 2023	GSI	—	(4,210)	(4,210)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	366,363	May 2023	GSI	—	(4,026)	(4,026)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	215,153	May 2023	GSI	—	(5,664)	(5,664)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	12,452,068	May 2023	GSI	—	(191,812)	(191,812)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	655,350	May 2023	GSI	—	(10,188)	(10,188)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,189,859	May 2023	GSI	—	(34,045)	(34,045)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,816,358	May 2023	GSI	—	(43,784)	(43,784)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,209,307	May 2023	GSI	—	(18,800)	(18,800)
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	816,888	May 2023	GSI	—	(22,616)	(22,616)
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,031	May 2023	GSI	—	(84)	(84)
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	357,361	May 2023	GSI	—	(9,894)	(9,894)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,494,456	May 2023	GSI	—	(87,678)	(87,678)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	2,365,394	May 2023	GSI	—	(138,775)	(138,775)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,725,950	May 2023	GSI	—	(335,934)	(335,934)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	6,224,533	May 2023	GSI	—	(365,185)	(365,185)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	4,353,071	May 2023	GSI	—	(255,389)	(255,389)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	454,461	May 2023	GSI	—	(26,663)	(26,663)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	3,179,095	May 2023	GSI	—	$(186,513)	$(186,513)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	3,153,772	May 2023	GSI	—	(185,028)	(185,028)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	4,858,501	May 2023	GSI	—	(285,042)	(285,042)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	13,106	May 2023	GSI	—	(16)	(16)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,102,943	May 2023	GSI	—	(14,785)	(14,785)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	398,880	May 2023	GSI	—	(1,901)	(1,901)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,386,934	May 2023	GSI	—	(11,373)	(11,373)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,154,623	May 2023	GSI	—	(15,031)	(15,031)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,331,476	May 2023	GSI	—	(11,109)	(11,109)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,478,451	May 2023	GSI	—	(16,574)	(16,574)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,487,157	May 2023	GSI	—	(26,145)	(26,145)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	389,439	May 2023	GSI	—	(2,793)	(2,793)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	835,438	May 2023	GSI	—	(5,991)	(5,991)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	824,100	May 2023	GSI	—	(5,910)	(5,910)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	420,111	May 2023	GSI	—	(3,013)	(3,013)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,274,862	May 2023	JPM	—	(74,179)	(74,179)
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.37%	Monthly	HKD	6,487,200	May 2023	JPM	—	(1,686)	(1,686)
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.37%	Monthly	HKD	387,822	May 2023	JPM	—	(101)	(101)
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.37%	Monthly	HKD	564,104	May 2023	JPM	—	$(147)	$(147)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,921,061	May 2023	JPM	—	(208,652)	(208,652)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,293,302	May 2023	JPM	—	(45,575)	(45,575)
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 5.44%	Monthly	USD	863,686	May 2023	JPM	—	(16,508)	(16,508)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	2,397,505	May 2023	JPM	—	(54,799)	(54,799)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.06%	Monthly	USD	247,457	May 2023	JPM	—	(5,656)	(5,656)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.96%	Monthly	USD	2,580,623	May 2023	JPM	—	(58,984)	(58,984)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.96%	Monthly	USD	11,312	May 2023	JPM	—	(259)	(259)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.38%	Monthly	USD	1,449,391	May 2023	JPM	—	(33,128)	(33,128)
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 4.96%	Monthly	USD	933,007	May 2023	JPM	—	11,790	11,790
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 4.96%	Monthly	USD	165,373	May 2023	JPM	—	2,090	2,090
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 4.96%	Monthly	USD	4,246	May 2023	JPM	—	54	54
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 7.21%	Monthly	USD	313,241	May 2023	JPM	—	619	619
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 7.21%	Monthly	USD	699,877	May 2023	JPM	—	1,384	1,384
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	2,105,424	May 2023	JPM	—	(34,175)	(34,175)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	388,027	May 2023	JPM	—	(13,272)	(13,272)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	2,451,168	May 2023	JPM	—	$3,194	$3,194
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	196,486	May 2023	JPM	—	256	256
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.68%	Monthly	USD	11,573,049	May 2023	JPM	—	15,078	15,078
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 2.54%	Monthly	USD	176,531	May 2023	JPM	—	230	230
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	1,135,323	May 2023	JPM	—	1,479	1,479
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	1,890,568	May 2023	JPM	—	2,463	2,463
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	400,245	May 2023	JPM	—	(11,908)	(11,908)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	576,901	May 2023	JPM	—	(17,164)	(17,164)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	112,320	May 2023	JPM	—	(4,832)	(4,832)
Pay	KOSPI 200 Index	1-Month USD LIBOR - 0.35%	Monthly	USD	72,188	May 2023	JPM	—	(839)	(839)
Pay	KOSPI 200 Index	1-Month USD LIBOR - 0.35%	Monthly	USD	76,789	May 2023	JPM	—	272	272
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.52%	Monthly	USD	11,829,575	May 2023	JPM	—	171,517	171,517
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	1,856,949	May 2023	JPM	—	26,924	26,924
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	1,730,380	May 2023	JPM	—	25,089	25,089
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 2.33%	Monthly	USD	8,331,940	May 2023	JPM	—	120,805	120,805
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.63%	Monthly	USD	2,669,737	May 2023	JPM	—	38,709	38,709
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	1,965,080	May 2023	JPM	—	28,492	28,492
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.36%	Monthly	USD	5,510,127	May 2023	JPM	—	79,891	79,891
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.36%	Monthly	USD	3,232,334	May 2023	JPM	—	(107,889)	(107,889)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	1,039,064	May 2023	JPM	—	$20,231	$20,231
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	701,839	May 2023	JPM	—	13,572	13,572
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.78%	Monthly	USD	572,075	May 2023	JPM	—	11,063	11,063
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,522,607	May 2023	JPM	—	29,444	29,444
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	776,176	May 2023	JPM	—	15,010	15,010
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	576,589	May 2023	JPM	—	11,150	11,150
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	758,971	May 2023	JPM	—	(16,093)	(16,093)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	5,224,531	May 2023	JPM	—	(110,778)	(110,778)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	319,447	May 2023	JPM	—	(6,773)	(6,773)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.11%	Monthly	USD	3,440,249	May 2023	JPM	—	(72,945)	(72,945)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,098,810	May 2023	JPM	—	(7,741)	(7,741)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	10,286	May 2023	JPM	—	566	566
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.39%	Monthly	USD	1,543	May 2023	JPM	—	85	85
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	590,648	May 2023	JPM	—	(1,287)	(1,287)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,217,708	May 2023	JPM	—	(4,831)	(4,831)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	536,563	May 2023	JPM	—	(1,169)	(1,169)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	625,902	May 2023	JPM	—	$(8,652)	$(8,652)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	583,776	May 2023	JPM	—	(8,069)	(8,069)
Pay	ARK Fintech Innovation ETF	1-Month USD LIBOR - 1.87%	Monthly	USD	205,689	May 2023	MSI	—	9,177	9,177
Pay	ARK Fintech Innovation ETF	1-Month USD LIBOR - 2.62%	Monthly	USD	1,208,430	May 2023	MSI	—	53,914	53,914
Pay	ARK Fintech Innovation ETF	1-Month USD LIBOR - 2.62%	Monthly	USD	1,065,252	May 2023	MSI	—	47,526	47,526
Pay	ARK Innovation ETF	1-Month USD LIBOR - 1.87%	Monthly	USD	402,272	May 2023	MSI	—	18,585	18,585
Pay	ARK Innovation ETF	1-Month USD LIBOR - 1.87%	Monthly	USD	862,662	May 2023	MSI	—	39,856	39,856
Pay	ARK Innovation ETF	1-Month USD LIBOR - 7.82%	Monthly	USD	972,062	May 2023	MSI	—	44,910	44,910
Pay	ARK Innovation ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	1,132,363	May 2023	MSI	—	52,317	52,317
Pay	ARK Innovation ETF	1-Month USD LIBOR - 3.62%	Monthly	USD	1,137,174	May 2023	MSI	—	52,539	52,539
Pay	ARK Innovation ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,286,351	May 2023	MSI	—	11,551	11,551
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,884,041	May 2023	MSI	—	(6,948)	(6,948)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,509,986	May 2023	MSI	—	(13,274)	(13,274)
Pay	Consumer Staples Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	13,188	May 2023	MSI	—	(32)	(32)
Pay	Consumer Staples Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,121,100	May 2023	MSI	—	(5,195)	(5,195)
Pay	Consumer Staples Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	25,196	May 2023	MSI	—	(62)	(62)
Pay	Consumer Staples Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,291,134	May 2023	MSI	—	(10,510)	(10,510)
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	31,947	May 2023	MSI	—	180	180
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Euro STOXX 50 Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	7,080,351	May 2023	MSI	—	$39,839	$39,839
Pay	Euro STOXX 600 Basic Resources Index	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	1,533,770	May 2023	MSI	—	29,990	29,990
Pay	Euro STOXX 600 Basic Resources Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	3,511,730	May 2023	MSI	—	68,666	68,666
Pay	Euro STOXX 600 Oil & Gas Index	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	2,597,314	May 2023	MSI	—	50,854	50,854
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,260,989	May 2023	MSI	—	(71,400)	(71,400)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	535,545	May 2023	MSI	—	(16,912)	(16,912)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	951,440	May 2023	MSI	—	(30,045)	(30,045)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	201,726	May 2023	MSI	—	(6,370)	(6,370)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	542,751	May 2023	MSI	—	(17,140)	(17,140)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	546,442	May 2023	MSI	—	(17,256)	(17,256)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	337,299	May 2023	MSI	—	(10,652)	(10,652)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,099,597	May 2023	MSI	—	(34,724)	(34,724)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	138,596	May 2023	MSI	—	(4,377)	(4,377)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	121,416	May 2023	MSI	—	(2,231)	(2,231)
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	327,274	May 2023	MSI	—	—	—
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.35%	Monthly	HKD	470,583	May 2023	MSI	—	1,458	1,458
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	3,039,822	May 2023	MSI	—	$(18,908)	$(18,908)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,623,097	May 2023	MSI	—	(15,621)	(15,621)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	7,677,208	May 2023	MSI	—	(45,831)	(45,831)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,932,415	May 2023	MSI	—	(36,899)	(36,899)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	994,906	May 2023	MSI	—	(6,188)	(6,188)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	854,189	May 2023	MSI	—	(5,313)	(5,313)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,170,440	May 2023	MSI	—	(13,500)	(13,500)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,456,275	May 2023	MSI	—	(27,718)	(27,718)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,666,988	May 2023	MSI	—	(16,589)	(16,589)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.54%	Monthly	USD	1,432,611	May 2023	MSI	—	(8,911)	(8,911)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,050,734	May 2023	MSI	—	(31,415)	(31,415)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,168,993	May 2023	MSI	—	(13,491)	(13,491)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,655,322	May 2023	MSI	—	(10,296)	(10,296)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,739,558	May 2023	MSI	—	6,721	6,721
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	886,380	May 2023	MSI	—	(8,871)	(8,871)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	3,482,850	May 2023	MSI	—	(34,856)	(34,856)
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,779,672	May 2023	MSI	—	$(47,835)	$(47,835)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	4,582,015	May 2023	MSI	—	43,261	43,261
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	4,964,618	May 2023	MSI	—	46,874	46,874
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,397,527	May 2023	MSI	—	13,195	13,195
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	120,930	May 2023	MSI	—	1,142	1,142
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	190,960	May 2023	MSI	—	1,803	1,803
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	2,633,130	May 2023	MSI	—	20,632	20,632
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	2,363,941	May 2023	MSI	—	22,319	22,319
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	229,562	May 2023	MSI	—	2,433	2,433
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 2.87%	Monthly	USD	5,558,154	May 2023	MSI	—	(135,032)	(135,032)
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	131,667	May 2023	MSI	—	(3,199)	(3,199)
Pay	Invesco Solar ETF	1-Month USD LIBOR - 6.28%	Monthly	USD	16,149	May 2023	MSI	—	17	17
Pay	Invesco Solar ETF	1-Month USD LIBOR - 6.92%	Monthly	USD	970,495	May 2023	MSI	—	1,049	1,049
Pay	Invesco Solar ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	1,000,878	May 2023	MSI	—	1,082	1,082
Pay	Invesco Solar ETF	1-Month USD LIBOR - 5.52%	Monthly	USD	503,519	May 2023	MSI	—	544	544
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 3.54%	Monthly	USD	475,674	May 2023	MSI	—	6,824	6,824
Pay	iShares Expanded Tech Sector ETF	1-Month USD LIBOR - 3.47%	Monthly	USD	5,119,617	May 2023	MSI	—	73,450	73,450
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	5,290,022	May 2023	MSI	—	168,823	168,823
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	336,159	May 2023	MSI	—	10,728	10,728
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.08%	Monthly	USD	36,604	May 2023	MSI	—	$1,168	$1,168
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	313,375	May 2023	MSI	—	10,001	10,001
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	1,087,288	May 2023	MSI	—	34,699	34,699
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	3,118,809	May 2023	MSI	—	99,532	99,532
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	261,457	May 2023	MSI	—	8,344	8,344
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	688,005	May 2023	MSI	—	21,957	21,957
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	4,395,839	May 2023	MSI	—	140,286	140,286
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	3,212,186	May 2023	MSI	—	102,512	102,512
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	3,629,023	May 2023	MSI	—	115,815	115,815
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	356,361	May 2023	MSI	—	10,319	10,319
Pay	iShares iBoxx $ High Yield Corporate Bond ETF	1-Month USD LIBOR - 2.27%	Monthly	USD	1,786,954	May 2023	MSI	—	817	817
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,947,100	May 2023	MSI	—	30,586	30,586
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	8,822,387	May 2023	MSI	—	68,365	68,365
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.54%	Monthly	USD	154,715	May 2023	MSI	—	656	656
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,242,788	May 2023	MSI	—	$13,758	$13,758
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	683,859	May 2023	MSI	—	2,901	2,901
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	896,362	May 2023	MSI	—	3,803	3,803
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.43%	Monthly	USD	2,556	May 2023	MSI	—	25	25
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.43%	Monthly	USD	1,860,659	May 2023	MSI	—	17,883	17,883
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	3,278	May 2023	MSI	—	32	32
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	341,384	May 2023	MSI	—	3,281	3,281
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	4,304	May 2023	MSI	—	41	41
Pay	iShares MSCI Indonesia ETF	1-Month USD LIBOR - 5.42%	Monthly	USD	392,317	May 2023	MSI	—	3,771	3,771
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	38,441	May 2023	MSI	—	1,060	1,060
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	832	May 2023	MSI	—	23	23
Pay	iShares MSCI Philippines ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	210,845	May 2023	MSI	—	5,815	5,815
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.28%	Monthly	USD	40,466	May 2023	MSI	—	(237)	(237)
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.32%	Monthly	USD	963	May 2023	MSI	—	(6)	(6)
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.32%	Monthly	USD	175,193	May 2023	MSI	—	(1,026)	(1,026)
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.38%	Monthly	USD	4,416	May 2023	MSI	—	(26)	(26)
Pay	iShares MSCI Thailand ETF	1-Month USD LIBOR - 6.38%	Monthly	USD	214,936	May 2023	MSI	—	(1,258)	(1,258)
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	1,143,734	May 2023	MSI	—	21,441	21,441
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.57%	Monthly	USD	1,281,150	May 2023	MSI	—	24,017	24,017
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.57%	Monthly	USD	1,229,202	May 2023	MSI	—	23,043	23,043
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	43

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.47%	Monthly	USD	1,860,300	May 2023	MSI	—	$34,874	$34,874
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,779,149	May 2023	MSI	—	(16,840)	(16,840)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,278,983	May 2023	MSI	—	(11,786)	(11,786)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	4,127,245	May 2023	MSI	—	(38,033)	(38,033)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	418,515	May 2023	MSI	—	(3,857)	(3,857)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	3,319,015	May 2023	MSI	—	(30,537)	(30,537)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	3,718,228	May 2023	MSI	—	(34,210)	(34,210)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	2,971,120	May 2023	MSI	—	(27,379)	(27,379)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,064,082	May 2023	MSI	—	(19,021)	(19,021)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,428,190	May 2023	MSI	—	(13,518)	(13,518)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.49%	Monthly	USD	1,049,352	May 2023	MSI	—	(9,933)	(9,933)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.49%	Monthly	USD	592,539	May 2023	MSI	—	(5,609)	(5,609)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	1,125,793	May 2023	MSI	—	(10,656)	(10,656)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,228,609	May 2023	MSI	—	15,149	15,149
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.13%	Monthly	USD	805,868	May 2023	MSI	—	39,462	39,462
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.22%	Monthly	USD	3,785,717	May 2023	MSI	—	185,379	185,379
44	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.22%	Monthly	USD	740,635	May 2023	MSI	—	$36,267	$36,267
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	2,054,048	May 2023	MSI	—	(5,495)	(5,495)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.62%	Monthly	USD	5,591,550	May 2023	MSI	—	(14,958)	(14,958)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	266,902	May 2023	MSI	—	(768)	(768)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	1,016,247	May 2023	MSI	—	(2,925)	(2,925)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	1,038,565	May 2023	MSI	—	(2,989)	(2,989)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.32%	Monthly	USD	1,089,316	May 2023	MSI	—	(3,135)	(3,135)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.22%	Monthly	USD	827,305	May 2023	MSI	—	(2,381)	(2,381)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	2,171,600	May 2023	MSI	—	(6,251)	(6,251)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.22%	Monthly	USD	1,080,756	May 2023	MSI	—	(3,111)	(3,111)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.52%	Monthly	USD	4,674,612	May 2023	MSI	—	(13,455)	(13,455)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.47%	Monthly	USD	2,339,446	May 2023	MSI	—	(6,734)	(6,734)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.37%	Monthly	USD	3,995,585	May 2023	MSI	—	(11,501)	(11,501)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.72%	Monthly	USD	301,144	May 2023	MSI	—	(867)	(867)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.77%	Monthly	USD	6,686,927	May 2023	MSI	—	(19,247)	(19,247)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,769,128	May 2023	MSI	—	(122,528)	(122,528)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	34,612	May 2023	MSI	—	(137)	(137)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	45

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,941	May 2023	MSI	—	$(8)	$(8)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,235	May 2023	MSI	—	(13)	(13)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.87%	Monthly	USD	2,376,525	May 2023	MSI	—	27,497	27,497
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	650,024	May 2023	MSI	—	7,521	7,521
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	884,377	May 2023	MSI	—	10,232	10,232
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.97%	Monthly	USD	1,504,671	May 2023	MSI	—	17,409	17,409
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	554,814	May 2023	MSI	—	(16,302)	(16,302)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.37%	Monthly	USD	1,685,781	May 2023	MSI	—	(49,533)	(49,533)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.54%	Monthly	USD	2,276,888	May 2023	MSI	—	(14,825)	(14,825)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	494,469	May 2023	MSI	—	(3,220)	(3,220)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	424,603	May 2023	MSI	—	(2,765)	(2,765)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,031,358	May 2023	MSI	—	(6,715)	(6,715)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,500,459	May 2023	MSI	—	(9,770)	(9,770)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	805,956	May 2023	MSI	—	(5,248)	(5,248)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	934,460	May 2023	MSI	—	(3,213)	(3,213)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,547,807	May 2023	MSI	—	9,222	9,222
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 1.14%	Monthly	USD	36,071	May 2023	MSI	—	344	344
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 1.02%	Monthly	USD	2,124	May 2023	MSI	—	20	20
Pay	SPDR S&P Metals & Mining ETF	1-Month USD LIBOR - 0.87%	Monthly	USD	2,281,187	May 2023	MSI	—	21,779	21,779
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.57%	Monthly	USD	3,234,682	May 2023	MSI	—	(200,846)	(200,846)
46	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,342,346	May 2023	MSI	—	$(5,400)	$(5,400)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,800,652	May 2023	MSI	—	(7,244)	(7,244)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.93%	Monthly	USD	1,438,885	May 2023	MSI	—	(5,809)	(5,809)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	999,584	May 2023	MSI	—	(4,036)	(4,036)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.20%	Monthly	USD	714,275	May 2023	MSI	—	(3,062)	(3,062)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	875,566	May 2023	MSI	—	(3,754)	(3,754)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	524,772	May 2023	MSI	—	(2,250)	(2,250)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.09%	Monthly	USD	296,329	May 2023	MSI	—	(1,271)	(1,271)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	1,146,426	May 2023	MSI	—	(4,915)	(4,915)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	1,507,213	May 2023	MSI	—	(6,462)	(6,462)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.82%	Monthly	USD	1,825,093	May 2023	MSI	—	(7,825)	(7,825)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	613,505	May 2023	MSI	—	9,697	9,697
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	481,366	May 2023	MSI	—	(10,427)	(10,427)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	2,406,560	May 2023	MSI	—	(52,129)	(52,129)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.14%	Monthly	USD	1,997,891	May 2023	MSI	—	(43,277)	(43,277)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.07%	Monthly	USD	2,190,478	May 2023	MSI	—	(47,448)	(47,448)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	47

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.02%	Monthly	USD	1,095,540	May 2023	MSI	—	$(23,731)	$(23,731)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.02%	Monthly	USD	254,171	May 2023	MSI	—	(5,506)	(5,506)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,272,983	May 2023	MSI	—	—	—
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	593,587	May 2023	MSI	—	5,347	5,347
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,365,459	May 2023	MSI	—	12,299	12,299
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,603,446	May 2023	MSI	—	23,450	23,450
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,447,278	May 2023	MSI	—	40,058	40,058
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,287,478	May 2023	MSI	—	29,611	29,611
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	4,041,629	May 2023	MSI	—	36,404	36,404
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,839,441	May 2023	MSI	—	25,576	25,576
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,409,025	May 2023	MSI	—	30,706	30,706
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	335,683	May 2023	MSI	—	3,024	3,024
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,531,283	May 2023	MSI	—	13,793	13,793
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,822,588	May 2023	MSI	—	25,424	25,424
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,565,706	May 2023	MSI	—	23,110	23,110
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,192,793	May 2023	MSI	—	19,751	19,751
48	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,849,558	May 2023	MSI	—	$52,688	$52,688
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	637,609	May 2023	MSI	—	5,743	5,743
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,074,872	May 2023	MSI	—	18,689	18,689
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	947,994	May 2023	MSI	—	9,179	9,179
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,191,057	May 2023	MSI	—	—	—
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	549,391	May 2023	MSI	—	(1,001)	(1,001)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	351,787	May 2023	MSI	—	(553)	(553)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	935,638	May 2023	MSI	—	(1,470)	(1,470)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	112,935	May 2023	MSI	—	(177)	(177)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	895,709	May 2023	MSI	—	(1,394)	(1,394)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,003,439	May 2023	MSI	—	(1,562)	(1,562)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.48%	Monthly	USD	801,815	May 2023	MSI	—	(1,260)	(1,260)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	557,034	May 2023	MSI	—	(875)	(875)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,941,923	May 2023	MSI	—	(5,358)	(5,358)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	10,890,563	May 2023	MSI	—	(19,834)	(19,834)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.70%	Monthly	USD	398,041	May 2023	MSI	—	(725)	(725)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	487,915	May 2023	MSI	—	(889)	(889)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	292,420	May 2023	MSI	—	(533)	(533)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.57%	Monthly	USD	313,768	May 2023	MSI	—	(571)	(571)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	340,391	May 2023	MSI	—	4,730	4,730
Pay	WisdomTree Cloud Computing Fund	1-Month USD LIBOR - 4.47%	Monthly	USD	33,327	May 2023	MSI	—	880	880
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	49

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	WisdomTree Cloud Computing Fund	1-Month USD LIBOR - 4.47%	Monthly	USD	1,107,809	May 2023	MSI	—	$29,247	$29,247
Pay	WisdomTree Cloud Computing Fund	1-Month USD LIBOR - 4.72%	Monthly	USD	1,645,155	May 2023	MSI	—	43,433	43,433
Pay	WisdomTree Cloud Computing Fund	1-Month USD LIBOR - 4.47%	Monthly	USD	1,169,672	May 2023	MSI	—	30,880	30,880
Pay	WisdomTree Cloud Computing Fund	1-Month USD LIBOR - 4.02%	Monthly	USD	715,250	May 2023	MSI	—	18,883	18,883
Pay	WisdomTree Cloud Computing Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,450,892	May 2023	MSI	—	16,996	16,996
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 6.62%	Monthly	USD	1,974,189	May 2023	MSI	—	(80,484)	(80,484)
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	323,167	May 2023	CITI	—	63,809	63,809
Receive	Grifols SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	350,665	May 2023	CITI	—	(6,413)	(6,413)
Receive	Grifols SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	623,042	May 2023	CITI	—	(23,840)	(23,840)
Receive	Grifols SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	213,395	May 2023	CITI	—	(6,674)	(6,674)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	200,106	May 2023	CITI	—	(14,259)	(14,259)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	521,344	May 2023	CITI	—	3,478	3,478
Receive	Total SE Future	Fixed 0.00%	Monthly	EUR	690,050	Dec 2022	GSI	—	260,095	260,095
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	397,320	May 2023	GSI	—	1,724	1,724
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	283,560	May 2023	GSI	—	1,230	1,230
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	348,000	May 2023	GSI	—	1,510	1,510
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	193,377	May 2023	GSI	—	7,810	7,810
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	326,459	May 2023	GSI	—	13,184	13,184
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,033	May 2023	GSI	—	1,455	1,455
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	204,187	May 2023	GSI	—	8,246	8,246
50	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	93,234	May 2023	GSI	—	$1,357	$1,357
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	649,192	May 2023	GSI	—	9,448	9,448
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	147,693	May 2023	GSI	—	1,521	1,521
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	278,431	May 2023	GSI	—	2,867	2,867
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,600	May 2023	GSI	—	521	521
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	586,136	May 2023	GSI	—	6,034	6,034
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	431,422	May 2023	GSI	—	4,442	4,442
Receive	AIB Group PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	314,786	May 2023	GSI	—	29,137	29,137
Receive	AJ Bell PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	176,899	May 2023	GSI	—	(13,530)	(13,530)
Receive	AJ Bell PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	564,743	May 2023	GSI	—	(43,194)	(43,194)
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	21,581	May 2023	GSI	—	371	371
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	210,278	May 2023	GSI	—	3,619	3,619
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	250,337	May 2023	GSI	—	4,308	4,308
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	252,007	May 2023	GSI	—	18,169	18,169
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,506,133	May 2023	GSI	—	137,722	137,722
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	43,646	May 2023	GSI	—	3,991	3,991
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,280	May 2023	GSI	—	1,159	1,159
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	122,699	May 2023	GSI	—	4,149	4,149
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,214	May 2023	GSI	—	2,070	2,070
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	391,902	May 2023	GSI	—	13,251	13,251
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	956,789	May 2023	GSI	—	57,162	57,162
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	51

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	796,454	May 2023	GSI	—	$47,583	$47,583
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	768,740	May 2023	GSI	—	45,927	45,927
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,009,316	May 2023	GSI	—	60,300	60,300
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,821,440	May 2023	GSI	—	108,816	108,816
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	883,155	May 2023	GSI	—	4,896	4,896
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,525	May 2023	GSI	—	125	125
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,612	May 2023	GSI	—	353	353
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	35,358	May 2023	GSI	—	53	53
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	581,171	May 2023	GSI	—	873	873
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	6,745	May 2023	GSI	—	10	10
Receive	Angang Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	508,091	May 2023	GSI	—	2,015	2,015
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,596	May 2023	GSI	—	(585)	(585)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	167,263	May 2023	GSI	—	(1,103)	(1,103)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	475,059	May 2023	GSI	—	(3,134)	(3,134)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	565,564	May 2023	GSI	—	(3,732)	(3,732)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	824,417	May 2023	GSI	—	83,735	83,735
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	160,965	May 2023	GSI	—	16,368	16,368
Receive	Applied Industrial Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	136,069	May 2023	GSI	—	4,062	4,062
Receive	Applied Industrial Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	741,833	May 2023	GSI	—	22,146	22,146
52	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Applied Industrial Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	369,384	May 2023	GSI	—	$11,027	$11,027
Receive	ARC Resources, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	297,668	May 2023	GSI	—	7,390	7,390
Receive	ARC Resources, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	823,950	May 2023	GSI	—	20,454	20,454
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,701	May 2023	GSI	—	690	690
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	655,329	May 2023	GSI	—	(23,511)	(23,511)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	317,724	May 2023	GSI	—	(11,399)	(11,399)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	177,136	May 2023	GSI	—	(6,355)	(6,355)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	207,640	May 2023	GSI	—	(7,449)	(7,449)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	177,082	May 2023	GSI	—	(6,353)	(6,353)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	354,218	May 2023	GSI	—	(12,708)	(12,708)
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	42,586	May 2023	GSI	—	1,277	1,277
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	152,252	May 2023	GSI	—	4,567	4,567
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	100,202	May 2023	GSI	—	3,005	3,005
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	97,419	May 2023	GSI	—	2,922	2,922
Receive	argenx SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	113,563	May 2023	GSI	—	3,406	3,406
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	18,129	May 2023	GSI	—	2,890	2,890
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	48,387	May 2023	GSI	—	7,713	7,713
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	70,142	May 2023	GSI	—	11,181	11,181
Receive	Ascendis Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	105,275	May 2023	GSI	—	16,781	16,781
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	869,024	May 2023	GSI	—	19,249	19,249
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	53

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	5,515,742	May 2023	GSI	—	$122,174	$122,174
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,973,545	May 2023	GSI	—	395	395
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,663,421	May 2023	GSI	—	73	73
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,217,344	May 2023	GSI	—	98	98
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,323,535	May 2023	GSI	—	146	146
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	11,301,673	May 2023	GSI	—	497	497
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,159,471	May 2023	GSI	—	95	95
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,188,867	May 2023	GSI	—	52	52
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,315,635	May 2023	GSI	—	190	190
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	12,943,598	May 2023	GSI	—	569	569
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,204,300	May 2023	GSI	—	317	317
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,779,534	May 2023	GSI	—	122	122
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	13,492,560	May 2023	GSI	—	594	594
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	5,291,200	May 2023	GSI	—	233	233
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	13,261,070	May 2023	GSI	—	583	583
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	223,471	May 2023	GSI	—	9,068	9,068
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	261,990	May 2023	GSI	—	10,632	10,632
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	486,136	May 2023	GSI	—	19,727	19,727
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	82,434	May 2023	GSI	—	3,350	3,350
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	564,298	May 2023	GSI	—	22,934	22,934
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	497,377	May 2023	GSI	—	20,214	20,214
Receive	Atreca, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	68,688	May 2023	GSI	—	3,185	3,185
Receive	Banca Generali SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	930,179	May 2023	GSI	—	40,798	40,798
54	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bandai Namco Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	488,400	May 2023	GSI	—	$(29)	$(29)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,497,420	May 2023	GSI	—	96,223	96,223
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	908,731	May 2023	GSI	—	—	—
Receive	Bank of Ireland Group PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	767,763	May 2023	GSI	—	100,255	100,255
Receive	Bank of Ireland Group PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	78,327	May 2023	GSI	—	8,968	8,968
Receive	Bankinter SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	478,407	May 2023	GSI	—	(110,444)	(110,444)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	921,190	May 2023	GSI	—	74,710	74,710
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	144,361	May 2023	GSI	—	11,708	11,708
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	75,654	May 2023	GSI	—	6,136	6,136
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	93,774	May 2023	GSI	—	(1,494)	(1,494)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	177,013	May 2023	GSI	—	(2,819)	(2,819)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	295,777	May 2023	GSI	—	(4,711)	(4,711)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	13,335	May 2023	GSI	—	(398)	(398)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	76,932	May 2023	GSI	—	(2,295)	(2,295)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	513,136	May 2023	GSI	—	(15,307)	(15,307)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	369,017	May 2023	GSI	—	(11,008)	(11,008)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	307,728	May 2023	GSI	—	(9,180)	(9,180)
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	55,330	May 2023	GSI	—	9,595	9,595
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	197,314	May 2023	GSI	—	34,217	34,217
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	55

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	121,784	May 2023	GSI	—	$21,119	$21,119
Receive	BioAtla, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	329,560	May 2023	GSI	—	17,545	17,545
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	222,400	May 2023	GSI	—	45,693	45,693
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	122,289	May 2023	GSI	—	25,125	25,125
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,602,124	May 2023	GSI	—	216,043	216,043
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	305,596	May 2023	GSI	—	18,329	18,329
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	375,352	May 2023	GSI	—	22,512	22,512
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	732,279	May 2023	GSI	—	43,919	43,919
Receive	BP PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,404,161	May 2023	GSI	—	74,657	74,657
Receive	Brenntag SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	485,948	May 2023	GSI	—	(9,411)	(9,411)
Receive	Brenntag SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	441,034	May 2023	GSI	—	(8,541)	(8,541)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	4,622,032	May 2023	GSI	—	(222,084)	(222,084)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	122,512	May 2023	GSI	—	(5,887)	(5,887)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	530,622	May 2023	GSI	—	(25,496)	(25,496)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,597	May 2023	GSI	—	(1,316)	(1,316)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	301,518	May 2023	GSI	—	(8,339)	(8,339)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	337,916	May 2023	GSI	—	(9,346)	(9,346)
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	699,480	May 2023	GSI	—	19,574	19,574
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	269,614	May 2023	GSI	—	7,545	7,545
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	375,769	May 2023	GSI	—	19,947	19,947
Receive	Charles Schwab Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	270,555	May 2023	GSI	—	28,504	28,504
56	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,203	May 2023	GSI	—	$(429)	$(429)
Receive	CIT Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	462,600	May 2023	GSI	—	16,974	16,974
Receive	CIT Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,082,433	May 2023	GSI	—	39,718	39,718
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,628	May 2023	GSI	—	505	505
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	586,191	May 2023	GSI	—	87,903	87,903
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	416,526	May 2023	GSI	—	62,461	62,461
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,092,890	May 2023	GSI	—	9,134	9,134
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	475,428	May 2023	GSI	—	3,973	3,973
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	63,867	May 2023	GSI	—	534	534
Receive	Constellation Brands, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	400,837	May 2023	GSI	—	3,350	3,350
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	71,855	May 2023	GSI	—	7,604	7,604
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	8,144	May 2023	GSI	—	862	862
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,088,213	May 2023	GSI	—	(69,816)	(69,816)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	544,106	May 2023	GSI	—	(34,908)	(34,908)
Receive	CSPC Pharmaceutical Group, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	192,000	May 2023	GSI	—	49	49
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	257,183	May 2023	GSI	—	7,214	7,214
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	105,634	May 2023	GSI	—	2,963	2,963
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,518,337	May 2023	GSI	—	70,638	70,638
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	28,157	May 2023	GSI	—	790	790
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	35,625	May 2023	GSI	—	999	999
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	57

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	3,048,626	May 2023	GSI	—	$85,512	$85,512
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	183,394	May 2023	GSI	—	5,144	5,144
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	27,390	May 2023	GSI	—	768	768
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	42,975	May 2023	GSI	—	1,205	1,205
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,632,115	May 2023	GSI	—	73,828	73,828
Receive	Curtiss-Wright Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,872,973	May 2023	GSI	—	115,446	115,446
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	124,350	May 2023	GSI	—	678	678
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,839	May 2023	GSI	—	179	179
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	77,443	May 2023	GSI	—	423	423
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	60,138	May 2023	GSI	—	328	328
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,277,923	May 2023	GSI	—	(1,243)	(1,243)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	233,617,748	May 2023	GSI	—	(88,597)	(88,597)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	35,350,150	May 2023	GSI	—	(13,406)	(13,406)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	41,310,010	May 2023	GSI	—	(15,666)	(15,666)
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,396,926	May 2023	GSI	—	70,937	70,937
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	137,371	May 2023	GSI	—	6,976	6,976
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	259,021	May 2023	GSI	—	13,153	13,153
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,291	May 2023	GSI	—	2,198	2,198
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	472,817	May 2023	GSI	—	24,010	24,010
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	238,948	May 2023	GSI	—	12,134	12,134
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	10,315	May 2023	GSI	—	(579)	(579)
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	4,709	May 2023	GSI	—	(264)	(264)
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	17,940	May 2023	GSI	—	(1,008)	(1,008)
58	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	4,485	May 2023	GSI	—	$(252)	$(252)
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	3,139	May 2023	GSI	—	(176)	(176)
Receive	DraftKings, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	842,781	May 2023	GSI	—	14,306	14,306
Receive	Dyne Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	68,505	May 2023	GSI	—	9,284	9,284
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	93,843	May 2023	GSI	—	6,160	6,160
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	89,630	May 2023	GSI	—	5,883	5,883
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	359,954	May 2023	GSI	—	23,626	23,626
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	428,611	May 2023	GSI	—	28,133	28,133
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	268,890	May 2023	GSI	—	17,649	17,649
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	16,159,000	May 2023	GSI	—	(2,738)	(2,738)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,558,005	May 2023	GSI	—	(1,283)	(1,283)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	18,362,500	May 2023	GSI	—	(3,117)	(3,117)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,345,000	May 2023	GSI	—	(1,247)	(1,247)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,079,500	May 2023	GSI	—	(1,372)	(1,372)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	27,727,375	May 2023	GSI	—	(4,707)	(4,707)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	65,370,500	May 2023	GSI	—	(11,093)	(11,093)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	51,415,000	May 2023	GSI	—	(8,725)	(8,725)
Receive	Elanco Animal Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,498	May 2023	GSI	—	393	393
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	167,356	May 2023	GSI	—	(6,896)	(6,896)
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	706,782	May 2023	GSI	—	(29,126)	(29,126)
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	427,729	May 2023	GSI	—	(17,626)	(17,626)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	59

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,119,643	May 2023	GSI	—	$(46,140)	$(46,140)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	387,132	May 2023	GSI	—	(1,348)	(1,348)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	682,312	May 2023	GSI	—	(2,375)	(2,375)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	73,816	May 2023	GSI	—	(248)	(248)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	139,289	May 2023	GSI	—	(469)	(469)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,988	May 2023	GSI	—	(77)	(77)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	320,808	May 2023	GSI	—	(1,080)	(1,080)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	381,938	May 2023	GSI	—	(1,286)	(1,286)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	280,962	May 2023	GSI	—	(946)	(946)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,487,268	May 2023	GSI	—	(15,467)	(15,467)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,831	May 2023	GSI	—	(404)	(404)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,277,094	May 2023	GSI	—	(23,682)	(23,682)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	897,437	May 2023	GSI	—	(9,334)	(9,334)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	932,461	May 2023	GSI	—	(9,698)	(9,698)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	762,923	May 2023	GSI	—	(7,934)	(7,934)
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	545,088	May 2023	GSI	—	26,969	26,969
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	298,941	May 2023	GSI	—	14,791	14,791
Receive	Erste Group Bank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	865,750	May 2023	GSI	—	42,835	42,835
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,552	May 2023	GSI	—	520	520
Receive	FedEx Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	488,913	May 2023	GSI	—	17,350	17,350
Receive	FedEx Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	912,226	May 2023	GSI	—	32,372	32,372
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	806,559	May 2023	GSI	—	5,890	5,890
60	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	527,553	May 2023	GSI	—	$29,522	$29,522
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,979,330	May 2023	GSI	—	7,205	7,205
Receive	Floor & Decor Holdings, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	139,308	May 2023	GSI	—	2,326	2,326
Receive	Fluor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,009,566	May 2023	GSI	—	183,052	183,052
Receive	Fluor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	573,022	May 2023	GSI	—	52,197	52,197
Receive	Food & Life Companies, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	47,392,660	May 2023	GSI	—	(12,513)	(12,513)
Receive	Food & Life Companies, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	118,059,130	May 2023	GSI	—	(31,172)	(31,172)
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	36,484	May 2023	GSI	—	(408)	(408)
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	54,693	May 2023	GSI	—	(612)	(612)
Receive	Generation Bio Company	1-Month USD LIBOR + 0.20%	Monthly	USD	202,656	May 2023	GSI	—	42,886	42,886
Receive	Generation Bio Company	1-Month USD LIBOR + 0.20%	Monthly	USD	259,526	May 2023	GSI	—	54,921	54,921
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	326,488	May 2023	GSI	—	1,531	1,531
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	906,666	May 2023	GSI	—	4,253	4,253
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,321,607	May 2023	GSI	—	271,218	271,218
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	52,473	May 2023	GSI	—	(1,337)	(1,337)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	61,487	May 2023	GSI	—	(1,566)	(1,566)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	90,132	May 2023	GSI	—	(2,296)	(2,296)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	36,882	May 2023	GSI	—	(937)	(937)
Receive	Glaukos Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	466,926	May 2023	GSI	—	40,843	40,843
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	673,155	May 2023	GSI	—	(8,044)	(8,044)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,568	May 2023	GSI	—	(174)	(174)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,978	May 2023	GSI	—	(753)	(753)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	61

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	94,632	May 2023	GSI	—	$(1,131)	$(1,131)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,667,136	May 2023	GSI	—	19,827	19,827
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,333,169	May 2023	GSI	—	47,080	47,080
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,393	May 2023	GSI	—	315	315
Receive	Gold Fields, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	833,143	May 2023	GSI	—	(47,792)	(47,792)
Receive	Guangzhou Automobile Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	34,765	May 2023	GSI	—	(320)	(320)
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,927	May 2023	GSI	—	543	543
Receive	Heritage Commerce Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	192,618	May 2023	GSI	—	5,231	5,231
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	26,729	May 2023	GSI	—	1,339	1,339
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	31,318	May 2023	GSI	—	1,568	1,568
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	45,919	May 2023	GSI	—	2,300	2,300
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	14,149	May 2023	GSI	—	709	709
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	163,733	May 2023	GSI	—	(18,356)	(18,356)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,826	May 2023	GSI	—	(9,285)	(9,285)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	160,411	May 2023	GSI	—	(17,983)	(17,983)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,294	May 2023	GSI	—	(2,499)	(2,499)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	258,444	May 2023	GSI	—	(28,973)	(28,973)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	307,682	May 2023	GSI	—	(34,493)	(34,493)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	102,776	May 2023	GSI	—	674	674
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	194,477	May 2023	GSI	—	1,276	1,276
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	514,323	May 2023	GSI	—	3,373	3,373
62	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	424,394	May 2023	GSI	—	$2,784	$2,784
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	26,100	May 2023	GSI	—	(641)	(641)
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,356	May 2023	GSI	—	1,735	1,735
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	104,857	May 2023	GSI	—	3,286	3,286
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,162	May 2023	GSI	—	600	600
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	264,538	May 2023	GSI	—	8,289	8,289
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,367	May 2023	GSI	—	4,482	4,482
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	104,647	May 2023	GSI	—	10,571	10,571
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	124,887	May 2023	GSI	—	12,615	12,615
Receive	Inari Medical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	504,615	May 2023	GSI	—	54,567	54,567
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	840,326	May 2023	GSI	—	(15,589)	(15,589)
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	670,176	May 2023	GSI	—	(12,433)	(12,433)
Receive	Inhibrx, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,827	May 2023	GSI	—	11,062	11,062
Receive	Inhibrx, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	336,787	May 2023	GSI	—	56,597	56,597
Receive	Insulet Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	202,405	May 2023	GSI	—	8,367	8,367
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,189,328	May 2023	GSI	—	5,631	5,631
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	983,717	May 2023	GSI	—	4,657	4,657
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,215,964	May 2023	GSI	—	5,757	5,757
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,129,832	May 2023	GSI	—	171,866	171,866
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	317,186	May 2023	GSI	—	48,250	48,250
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	145,371	May 2023	GSI	—	22,113	22,113
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	63

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	295,153	May 2023	GSI	—	$44,898	$44,898
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	387,482	May 2023	GSI	—	15,475	15,475
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	133,156	May 2023	GSI	—	5,318	5,318
Receive	Intuit, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	284,975	May 2023	GSI	—	4,751	4,751
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	93,278	May 2023	GSI	—	6,190	6,190
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	175,200	May 2023	GSI	—	11,627	11,627
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,167	May 2023	GSI	—	807	807
Receive	Ironwood Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,256	May 2023	GSI	—	934	934
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,958	May 2023	GSI	—	1,639	1,639
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	881,325	May 2023	GSI	—	22,946	22,946
Receive	JFE Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,679,000	May 2023	GSI	—	660	660
Receive	JFE Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,240,800	May 2023	GSI	—	306	306
Receive	JFE Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	324,582,000	May 2023	GSI	—	79,952	79,952
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,041,308	May 2023	GSI	—	37,869	37,869
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,071,609	May 2023	GSI	—	38,971	38,971
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	773,816	May 2023	GSI	—	28,141	28,141
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	124,097	May 2023	GSI	—	(7,897)	(7,897)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	2,475	May 2023	GSI	—	(158)	(158)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	18,711	May 2023	GSI	—	(1,191)	(1,191)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	203,297	May 2023	GSI	—	(12,937)	(12,937)
64	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	242,055	May 2023	GSI	—	$(15,403)	$(15,403)
Receive	Laboratorios Farmaceuticos Rovi SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	20,727	May 2023	GSI	—	636	636
Receive	Linea Directa Aseguradora SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1	May 2023	GSI	—	166,226	166,226
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	371,158	May 2023	GSI	—	28,676	28,676
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,258	May 2023	GSI	—	3,728	3,728
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	172,314	May 2023	GSI	—	13,313	13,313
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,140	May 2023	GSI	—	9,282	9,282
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,952	May 2023	GSI	—	(1,336)	(1,336)
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,494	May 2023	GSI	—	(2,519)	(2,519)
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,227	May 2023	GSI	—	(456)	(456)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,087,240	May 2023	GSI	—	(73,317)	(73,317)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	521,873	May 2023	GSI	—	(3,099)	(3,099)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,087,552	May 2023	GSI	—	(6,458)	(6,458)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	815,647	May 2023	GSI	—	(4,843)	(4,843)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	298,787	May 2023	GSI	—	(1,774)	(1,774)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	516,838	May 2023	GSI	—	(3,069)	(3,069)
Receive	Merus NV	1-Month USD LIBOR + 0.20%	Monthly	USD	173,017	May 2023	GSI	—	(8,798)	(8,798)
Receive	Middleby Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,312,764	May 2023	GSI	—	200,696	200,696
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	65

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	193,684	May 2023	GSI	—	$12,912	$12,912
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,164	May 2023	GSI	—	2,078	2,078
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	133,070	May 2023	GSI	—	8,871	8,871
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	155,082,916	May 2023	GSI	—	13,299	13,299
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	43,582,500	May 2023	GSI	—	3,737	3,737
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	40,716,000	May 2023	GSI	—	3,492	3,492
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,369	May 2023	GSI	—	383	383
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	201,992	May 2023	GSI	—	2,072	2,072
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	264,357	May 2023	GSI	—	2,712	2,712
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	314,855	May 2023	GSI	—	3,230	3,230
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	186,809	May 2023	GSI	—	36,686	36,686
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,617	May 2023	GSI	—	17,403	17,403
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,308	May 2023	GSI	—	8,701	8,701
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,308	May 2023	GSI	—	8,701	8,701
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,308	May 2023	GSI	—	8,701	8,701
Receive	Myovant Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,654	May 2023	GSI	—	11,851	11,851
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	299,416	May 2023	GSI	—	50,950	50,950
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	245,020	May 2023	GSI	—	41,693	41,693
Receive	National Grid PLC, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	1,192,740	May 2023	GSI	—	(8,367)	(8,367)
Receive	National Grid PLC, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	1,066,154	May 2023	GSI	—	(7,479)	(7,479)
Receive	National Grid PLC, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	845,833	May 2023	GSI	—	(5,933)	(5,933)
Receive	Ningbo Joyson Electronic Corp., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	840,425	May 2023	GSI	—	(58,366)	(58,366)
66	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ningbo Joyson Electronic Corp., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	436,677	May 2023	GSI	—	$(30,326)	$(30,326)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	23,177,910	May 2023	GSI	—	(9,832)	(9,832)
Receive	Nippon Steel Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,682,400	May 2023	GSI	—	12	12
Receive	Nippon Steel Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,245,400	May 2023	GSI	—	6	6
Receive	Nippon Steel Corp.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	513,488	May 2023	GSI	—	2	2
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	10,446	May 2023	GSI	—	(340)	(340)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	54,397	May 2023	GSI	—	(1,772)	(1,772)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	79,788	May 2023	GSI	—	(2,599)	(2,599)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	834,515	May 2023	GSI	—	(27,180)	(27,180)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	75,690	May 2023	GSI	—	(2,465)	(2,465)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	531,676	May 2023	GSI	—	(17,317)	(17,317)
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	117,422	May 2023	GSI	—	20,839	20,839
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	165,829	May 2023	GSI	—	29,429	29,429
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	104,826	May 2023	GSI	—	18,603	18,603
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,119	May 2023	GSI	—	1,605	1,605
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	81,347	May 2023	GSI	—	3,029	3,029
Receive	Nuvei Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	797,767	May 2023	GSI	—	(12,664)	(12,664)
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	500,487	May 2023	GSI	—	(12,417)	(12,417)
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,512,909	May 2023	GSI	—	(37,535)	(37,535)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,450,008	May 2023	GSI	—	91,298	91,298
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	11,808,000	May 2023	GSI	—	(3,995)	(3,995)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	67

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	5,342,400	May 2023	GSI	—	$(1,810)	$(1,810)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	14,112,000	May 2023	GSI	—	(4,780)	(4,780)
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	20,736,000	May 2023	GSI	—	(7,023)	(7,023)
Receive	Oyster Point Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	54,317	May 2023	GSI	—	6,080	6,080
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	273,210	May 2023	GSI	—	(2,681)	(2,681)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	698,715	May 2023	GSI	—	(6,857)	(6,857)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	817,171	May 2023	GSI	—	(8,019)	(8,019)
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	301,730	May 2023	GSI	—	(6,290)	(6,290)
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	419,848	May 2023	GSI	—	(8,752)	(8,752)
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	449,735	May 2023	GSI	—	(9,375)	(9,375)
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	684,642	May 2023	GSI	—	43,516	43,516
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	628,457	May 2023	GSI	—	39,945	39,945
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	173,281	May 2023	GSI	—	11,014	11,014
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	171,404	May 2023	GSI	—	10,894	10,894
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	171,751	May 2023	GSI	—	10,916	10,916
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	79,409	May 2023	GSI	—	5,047	5,047
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,522	May 2023	GSI	—	2,448	2,448
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,708	May 2023	GSI	—	2,015	2,015
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,522	May 2023	GSI	—	2,448	2,448
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,804	May 2023	GSI	—	1,958	1,958
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,963	May 2023	GSI	—	1,587	1,587
Receive	PPD, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	116,049	May 2023	GSI	—	(235)	(235)
68	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	PPD, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,043	May 2023	GSI	—	$(51)	$(51)
Receive	PPD, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	349,258	May 2023	GSI	—	(706)	(706)
Receive	Prudential PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	178,621	May 2023	GSI	—	7,198	7,198
Receive	Prudential PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	710,094	May 2023	GSI	—	28,616	28,616
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	229,464	May 2023	GSI	—	37,980	37,980
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,459	May 2023	GSI	—	3,720	3,720
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	110,972	May 2023	GSI	—	(5,095)	(5,095)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	376,802	May 2023	GSI	—	(17,300)	(17,300)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,133	May 2023	GSI	—	(695)	(695)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,105	May 2023	GSI	—	2,517	2,517
Receive	Richter Gedeon Nyrt	Fixed 0.80%	Monthly	HUF	7,169,715	May 2023	GSI	—	178	178
Receive	Royal Dutch Shell PLC	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,736,158	May 2023	GSI	—	(856)	(856)
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	409,028	May 2023	GSI	—	29,287	29,287
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	77,235	May 2023	GSI	—	5,530	5,530
Receive	Sage Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	966,308	May 2023	GSI	—	69,783	69,783
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	174,940	May 2023	GSI	—	(4,820)	(4,820)
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	559,672	May 2023	GSI	—	(15,420)	(15,420)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,917	May 2023	GSI	—	(412)	(412)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	86,856	May 2023	GSI	—	(607)	(607)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	318,472	May 2023	GSI	—	(2,225)	(2,225)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	69

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,952	May 2023	GSI	—	$(202)	$(202)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	262,368	May 2023	GSI	—	(4,871)	(4,871)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	112,532	May 2023	GSI	—	(2,089)	(2,089)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	672,581	May 2023	GSI	—	12,301	12,301
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	112,103	May 2023	GSI	—	612	612
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	131,138	May 2023	GSI	—	395	395
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	86,683	May 2023	GSI	—	397	397
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	64,882	May 2023	GSI	—	(1)	(1)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	65,102	May 2023	GSI	—	(106)	(106)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	79,767	May 2023	GSI	—	—	—
Receive	Shenzhen Airport Company, Ltd., Class A	1-Month USD LIBOR + 0.75%	Monthly	USD	13,731	May 2023	GSI	—	(26)	(26)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	223,983	May 2023	GSI	—	21,394	21,394
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	30,482	May 2023	GSI	—	2,912	2,912
70	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	806,314	May 2023	GSI	—	$77,017	$77,017
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	12,193	May 2023	GSI	—	1,165	1,165
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	7,593	May 2023	GSI	—	1,284	1,284
Receive	South State Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	544,953	May 2023	GSI	—	32,343	32,343
Receive	South State Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	548,773	May 2023	GSI	—	32,613	32,613
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	846,320	May 2023	GSI	—	12,182	12,182
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	681,953	May 2023	GSI	—	101,142	101,142
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	126,526	May 2023	GSI	—	18,765	18,765
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	75,174	May 2023	GSI	—	11,149	11,149
Receive	STMicroelectronics NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	101,038	May 2023	GSI	—	1,740	1,740
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	328,494	May 2023	GSI	—	(4,931)	(4,931)
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	304,280	May 2023	GSI	—	(4,568)	(4,568)
Receive	Suncor Energy, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,153,588	May 2023	GSI	—	79,965	79,965
Receive	Svenska Handelsbanken AB, A Shares	1-Month SEK STIBOR + 0.20%	Monthly	SEK	5,402,836	May 2023	GSI	—	51,947	51,947
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,846,181	May 2023	GSI	—	(9,237)	(9,237)
Receive	TCR2 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	49,286	May 2023	GSI	—	(327)	(327)
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	10,076	May 2023	GSI	—	(290)	(290)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,505	May 2023	GSI	—	(1,035)	(1,035)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	208,157	May 2023	GSI	—	(4,537)	(4,537)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	439,202	May 2023	GSI	—	(9,574)	(9,574)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	287,619	May 2023	GSI	—	(6,269)	(6,269)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	71

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	The Boston Beer Company, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,362,627	May 2023	GSI	—	$(93,933)	$(93,933)
Receive	The Boston Beer Company, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	727,693	May 2023	GSI	—	(50,164)	(50,164)
Receive	Theravance Biopharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,960	May 2023	GSI	—	(2,117)	(2,117)
Receive	Theravance Biopharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	284,059	May 2023	GSI	—	(30,126)	(30,126)
Receive	Theravance Biopharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	413,735	May 2023	GSI	—	(43,879)	(43,879)
Receive	Thor Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,439	May 2023	GSI	—	1,398	1,398
Receive	Thor Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	627,208	May 2023	GSI	—	27,030	27,030
Receive	TriCo Bancshares	1-Month USD LIBOR + 0.20%	Monthly	USD	996,350	May 2023	GSI	—	40,476	40,476
Receive	TriCo Bancshares	1-Month USD LIBOR + 0.20%	Monthly	USD	476,985	May 2023	GSI	—	19,376	19,376
Receive	TriCo Bancshares	1-Month USD LIBOR + 0.20%	Monthly	USD	464,489	May 2023	GSI	—	18,869	18,869
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,476,634	May 2023	GSI	—	(163,997)	(163,997)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,494	May 2023	GSI	—	(920)	(920)
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	76,977	May 2023	GSI	—	5,040	5,040
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	51,366	May 2023	GSI	—	3,363	3,363
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	47,432	May 2023	GSI	—	(2,499)	(2,499)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	55,542	May 2023	GSI	—	(2,926)	(2,926)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	81,510	May 2023	GSI	—	(4,295)	(4,295)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	160,481	May 2023	GSI	—	(8,455)	(8,455)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	589,087	May 2023	GSI	—	(31,037)	(31,037)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	34,816	May 2023	GSI	—	(1,834)	(1,834)
72	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	218,488	May 2023	GSI	—	$1,234	$1,234
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,473,505	May 2023	GSI	—	8,321	8,321
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	684,807	May 2023	GSI	—	3,867	3,867
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	536,505	May 2023	GSI	—	3,030	3,030
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	329,120	May 2023	GSI	—	1,859	1,859
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,066	May 2023	GSI	—	1,443	1,443
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,080	May 2023	GSI	—	1,093	1,093
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,976	May 2023	GSI	—	583	583
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,544	May 2023	GSI	—	1,967	1,967
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,338	May 2023	GSI	—	753	753
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,621	May 2023	GSI	—	1,775	1,775
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,950	May 2023	GSI	—	1,360	1,360
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,110,673	May 2023	GSI	—	(5,125)	(5,125)
Receive	Venus MedTech Hangzhou, Inc., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	425,566	May 2023	GSI	—	(1,075)	(1,075)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	54,520	May 2023	GSI	—	4,479	4,479
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	102,881	May 2023	GSI	—	8,452	8,452
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,454	May 2023	GSI	—	(417)	(417)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	121,088	May 2023	GSI	—	(1,087)	(1,087)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	352,256	May 2023	GSI	—	(3,163)	(3,163)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,032	May 2023	GSI	—	(395)	(395)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	941,219	May 2023	GSI	—	13,569	13,569
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	73

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,406	May 2023	GSI	—	$683	$683
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	367,080	May 2023	GSI	—	5,292	5,292
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	820,815	May 2023	GSI	—	68,959	68,959
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	321,290	May 2023	GSI	—	26,993	26,993
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	615,733	May 2023	GSI	—	51,729	51,729
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	663,320	May 2023	GSI	—	55,727	55,727
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	890,598	May 2023	GSI	—	74,822	74,822
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	963,303	May 2023	GSI	—	106,595	106,595
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,852,978	May 2023	GSI	—	205,042	205,042
Receive	Zai Lab, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	72,068	May 2023	GSI	—	7,375	7,375
Receive	Zhejiang HangKe Technology, Inc.	1-Month USD LIBOR + 0.75%	Monthly	USD	19,721	May 2023	GSI	—	1,473	1,473
Receive	Zhejiang HangKe Technology, Inc.	1-Month USD LIBOR + 0.75%	Monthly	USD	10,379	May 2023	GSI	—	775	775
Receive	Zhejiang HangKe Technology, Inc.	1-Month USD LIBOR + 0.75%	Monthly	USD	3,114	May 2023	GSI	—	233	233
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	479,578	May 2023	GSI	—	31,568	31,568
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	1,103,791	May 2023	JPM	—	5,942	5,942
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	493,808	May 2023	JPM	—	86,603	86,603
Receive	Accton Technology Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	377,618	May 2023	JPM	—	66,225	66,225
Receive	Adobe, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	350,033	May 2023	JPM	—	11,832	11,832
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	409,593	May 2023	JPM	—	871	871
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	798,665	May 2023	JPM	—	1,698	1,698
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	563,170	May 2023	JPM	—	1,197	1,197
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	205,261	May 2023	JPM	—	(2,633)	(2,633)
74	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,711,710	May 2023	JPM	—	$50,128	$50,128
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	179,294	May 2023	JPM	—	3,126	3,126
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	854,526	May 2023	JPM	—	14,899	14,899
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,371	May 2023	JPM	—	391	391
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	137,075	May 2023	JPM	—	2,397	2,397
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	139,542	May 2023	JPM	—	2,440	2,440
Receive	AIA Group, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	362,571	May 2023	JPM	—	2,763	2,763
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,249,560	May 2023	JPM	—	(493)	(493)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,781,050	May 2023	JPM	—	(703)	(703)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	11,280,590	May 2023	JPM	—	(4,452)	(4,452)
Receive	Akeso, Inc.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	327,128	May 2023	JPM	—	(129)	(129)
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	721	May 2023	JPM	—	(1)	(1)
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	53,461	May 2023	JPM	—	(98)	(98)
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	215,089	May 2023	JPM	—	(395)	(395)
Receive	Alfa Laval AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	17,445,504	May 2023	JPM	—	154,656	154,656
Receive	Alfa Laval AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	5,607,561	May 2023	JPM	—	49,712	49,712
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	339,302	May 2023	JPM	—	8,439	8,439
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	460,983	May 2023	JPM	—	16,781	16,781
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	581,364	May 2023	JPM	—	50,372	50,372
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	75

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,256,426	May 2023	JPM	—	$108,864	$108,864
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,004,827	May 2023	JPM	—	(14,291)	(14,291)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	156,915	May 2023	JPM	—	(2,243)	(2,243)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,430,512	May 2023	JPM	—	207,286	207,286
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	854,300	May 2023	JPM	—	51,621	51,621
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	3,794,563	May 2023	JPM	—	313,903	313,903
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,866,195	May 2023	JPM	—	436,355	436,355
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	300,086	May 2023	JPM	—	22,322	22,322
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	515,738	May 2023	JPM	—	27,153	27,153
Receive	Angang Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	21,280	May 2023	JPM	—	3,843	3,843
Receive	Angang Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	11,978	May 2023	JPM	—	2,163	2,163
Receive	Angang Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	11,532	May 2023	JPM	—	2,083	2,083
Receive	Angang Steel Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	321,821	May 2023	JPM	—	8,220	8,220
Receive	Angang Steel Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	2,817,356	May 2023	JPM	—	71,961	71,961
Receive	Angang Steel Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,905,680	May 2023	JPM	—	48,675	48,675
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,011,871	May 2023	JPM	—	138,625	138,625
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	156,130	May 2023	JPM	—	28,074	28,074
Receive	Arch Capital Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,846,015	May 2023	JPM	—	3,811	3,811
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,009	May 2023	JPM	—	40	40
76	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	333,848	May 2023	JPM	—	$(37,389)	$(37,389)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	925,503	May 2023	JPM	—	(103,652)	(103,652)
Receive	Artisan Partners Asset Management, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	439,470	May 2023	JPM	—	(28,280)	(28,280)
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	2,171,261	May 2023	JPM	—	25,347	25,347
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	993,400	May 2023	JPM	—	11,597	11,597
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	340,100	May 2023	JPM	—	3,970	3,970
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	168,721	May 2023	JPM	—	28,739	28,739
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	9,052,254	May 2023	JPM	—	(2,778)	(2,778)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	31,741,335	May 2023	JPM	—	(9,740)	(9,740)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	49,625,811	May 2023	JPM	—	(15,226)	(15,226)
Receive	Astellas Pharma, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,300,938	May 2023	JPM	—	(1,320)	(1,320)
Receive	Atlassian Corp. PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,260,971	May 2023	JPM	—	166,431	166,431
Receive	AXA SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	224,253	May 2023	JPM	—	3,718	3,718
Receive	AXA SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	948,411	May 2023	JPM	—	5,430	5,430
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,105,618	May 2023	JPM	—	60,719	60,719
Receive	Baoshan Iron & Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	19,319	May 2023	JPM	—	1,208	1,208
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,349	May 2023	JPM	—	20	20
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	608,046	May 2023	JPM	—	2,797	2,797
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,542,106	May 2023	JPM	—	23,086	23,086
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	77

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	850,217	May 2023	JPM	—	$12,728	$12,728
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	251,707	May 2023	JPM	—	3,768	3,768
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	713,457	May 2023	JPM	—	10,681	10,681
Receive	Beigene, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	205,539	May 2023	JPM	—	7,757	7,757
Receive	BioAtla, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,438,974	May 2023	JPM	—	(33,744)	(33,744)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,095,403	May 2023	JPM	—	(41,816)	(41,816)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,047,608	May 2023	JPM	—	(39,991)	(39,991)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	83,364	May 2023	JPM	—	(3,182)	(3,182)
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	166,728	May 2023	JPM	—	(6,364)	(6,364)
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	286,330	May 2023	JPM	—	38,043	38,043
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	729,080	May 2023	JPM	—	96,868	96,868
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,838	May 2023	JPM	—	3,699	3,699
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	400,941	May 2023	JPM	—	46,748	46,748
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	173,338	May 2023	JPM	—	20,211	20,211
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	831,864	May 2023	JPM	—	96,993	96,993
Receive	Brenntag SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,363,603	May 2023	JPM	—	15,994	15,994
Receive	Brenntag SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	155,718	May 2023	JPM	—	1,826	1,826
Receive	Cardlytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	520,833	May 2023	JPM	—	158,354	158,354
Receive	Cardlytics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	413,102	May 2023	JPM	—	55,050	55,050
78	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,072	May 2023	JPM	—	$12,357	$12,357
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,200,687	May 2023	JPM	—	102,983	102,983
Receive	Charles Schwab Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,128,905	May 2023	JPM	—	37,038	37,038
Receive	Charles Schwab Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	534,364	May 2023	JPM	—	17,532	17,532
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	689,392	May 2023	JPM	—	458	458
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	412,013	May 2023	JPM	—	274	274
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	468,650	May 2023	JPM	—	248	248
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	28,400	May 2023	JPM	—	5,290	5,290
Receive	Covestro AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	801,250	May 2023	JPM	—	(41,006)	(41,006)
Receive	Covestro AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	699,644	May 2023	JPM	—	(35,806)	(35,806)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	11,844,267	May 2023	JPM	—	(12,369)	(12,369)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	19,487,565	May 2023	JPM	—	(20,351)	(20,351)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	34,119,834	May 2023	JPM	—	(35,632)	(35,632)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	34,119,834	May 2023	JPM	—	(35,632)	(35,632)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	12,644,000	May 2023	JPM	—	(13,204)	(13,204)
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	337,235	May 2023	JPM	—	16,363	16,363
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	695,454	May 2023	JPM	—	33,744	33,744
Receive	DISH Network Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	917,166	May 2023	JPM	—	99,343	99,343
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	2,474,216	May 2023	JPM	—	40,912	40,912
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	423,041	May 2023	JPM	—	48,167	48,167
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	79

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,783,715	May 2023	JPM	—	$(5,342)	$(5,342)
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	291,148	May 2023	JPM	—	1,050	1,050
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	321,720	May 2023	JPM	—	1,161	1,161
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	536,578	May 2023	JPM	—	1,936	1,936
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,289,053	May 2023	JPM	—	(15,049)	(15,049)
Receive	Eli Lilly and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	2,022,697	May 2023	JPM	—	(23,611)	(23,611)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,958	May 2023	JPM	—	1,944	1,944
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	261,453	May 2023	JPM	—	13,751	13,751
Receive	ENEOS Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,011,930	May 2023	JPM	—	(974)	(974)
Receive	Energy Transfer LP	1-Month USD LIBOR + 0.20%	Monthly	USD	1,027,714	May 2023	JPM	—	60,137	60,137
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	8,022	May 2023	JPM	—	171	171
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	14,269	May 2023	JPM	—	305	305
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,268,384	May 2023	JPM	—	66,130	66,130
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	451,009	May 2023	JPM	—	23,516	23,516
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	402,201	May 2023	JPM	—	20,971	20,971
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	412,499	May 2023	JPM	—	18,621	18,621
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	174,078	May 2023	JPM	—	7,858	7,858
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	386,939	May 2023	JPM	—	18,012	18,012
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	350,130	May 2023	JPM	—	16,299	16,299
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	492,110	May 2023	JPM	—	22,909	22,909
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	322,376	May 2023	JPM	—	15,007	15,007
80	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	141,980	May 2023	JPM	—	$6,609	$6,609
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	335,669	May 2023	JPM	—	15,626	15,626
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	271,836	May 2023	JPM	—	12,654	12,654
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	188,237	May 2023	JPM	—	4,497	4,497
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	190,765	May 2023	JPM	—	4,557	4,557
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	264,655	May 2023	JPM	—	6,323	6,323
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	4,891	May 2023	JPM	—	(185)	(185)
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	205,355	May 2023	JPM	—	(7,775)	(7,775)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	698,140	May 2023	JPM	—	10,074	10,074
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	281,340	May 2023	JPM	—	4,060	4,060
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	3,396,979	May 2023	JPM	—	5,334	5,334
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	394,001	May 2023	JPM	—	8,778	8,778
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	716,423	May 2023	JPM	—	15,961	15,961
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	190,808	May 2023	JPM	—	4,251	4,251
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	191,018	May 2023	JPM	—	4,256	4,256
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	502,525	May 2023	JPM	—	11,196	11,196
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	525,615	May 2023	JPM	—	11,710	11,710
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	371,961	May 2023	JPM	—	8,286	8,286
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,076,209	May 2023	JPM	—	23,978	23,978
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,488	May 2023	JPM	—	2,685	2,685
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	412,263	May 2023	JPM	—	9,185	9,185
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	81

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	471,541	May 2023	JPM	—	$3,577	$3,577
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	121,331	May 2023	JPM	—	(725)	(725)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	324,685	May 2023	JPM	—	(5,994)	(5,994)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	844,640	May 2023	JPM	—	(2,003)	(2,003)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,319,665	May 2023	JPM	—	79,691	79,691
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	5,317,844	May 2023	JPM	—	260,764	260,764
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	624,237	May 2023	JPM	—	13,440	13,440
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,089,084	May 2023	JPM	—	75,430	75,430
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	835,774	May 2023	JPM	—	162,017	162,017
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,315	May 2023	JPM	—	11,111	11,111
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	108,181	May 2023	JPM	—	20,971	20,971
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,959	May 2023	JPM	—	2,124	2,124
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	447,573	May 2023	JPM	—	(53,120)	(53,120)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	89,455	May 2023	JPM	—	(10,617)	(10,617)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	358,118	May 2023	JPM	—	(42,503)	(42,503)
Receive	Hope Education Group Company, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	43,672	May 2023	JPM	—	129	129
Receive	HubSpot, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	607,395	May 2023	JPM	—	65,282	65,282
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,391,725	May 2023	JPM	—	189,506	189,506
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	671,369	May 2023	JPM	—	53,145	53,145
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	18,058	May 2023	JPM	—	241	241
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,081,865	May 2023	JPM	—	126,786	126,786
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	195,050	May 2023	JPM	—	22,859	22,859
82	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	241,690	May 2023	JPM	—	$16,609	$16,609
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	562,945	May 2023	JPM	—	(60,855)	(60,855)
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	374,494	May 2023	JPM	—	(40,483)	(40,483)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	874,375	May 2023	JPM	—	22,190	22,190
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	251,165	May 2023	JPM	—	6,362	6,362
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	140,526	May 2023	JPM	—	3,566	3,566
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	877,076	May 2023	JPM	—	(12,088)	(12,088)
Receive	Insulet Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,544,480	May 2023	JPM	—	149,470	149,470
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	4,030	May 2023	JPM	—	176	176
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	10,492,105	May 2023	JPM	—	458,007	458,007
Receive	Integra LifeSciences Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	923,348	May 2023	JPM	—	77,949	77,949
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	174,396	May 2023	JPM	—	2,238	2,238
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	174,302	May 2023	JPM	—	2,237	2,237
Receive	International Bancshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	217,293	May 2023	JPM	—	2,788	2,788
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	641,849	May 2023	JPM	—	82,887	82,887
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.90%	Monthly	ILS	1,189,530	May 2023	JPM	—	18,943	18,943
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.90%	Monthly	ILS	599,222	May 2023	JPM	—	9,543	9,543
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.90%	Monthly	ILS	289,951	May 2023	JPM	—	4,617	4,617
Receive	Israel Discount Bank, Ltd., Class A	Fixed 0.90%	Monthly	ILS	426,438	May 2023	JPM	—	6,791	6,791
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	464,620	May 2023	JPM	—	3,191	3,191
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,131	May 2023	JPM	—	63	63
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	83

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	262,528	May 2023	JPM	—	$1,803	$1,803
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	181,667	May 2023	JPM	—	1,248	1,248
Receive	Karuna Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,235	May 2023	JPM	—	(2,262)	(2,262)
Receive	KB Financial Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,407	May 2023	JPM	—	179	179
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	601,102	May 2023	JPM	—	31,279	31,279
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	1,938,737	May 2023	JPM	—	100,881	100,881
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	35,374	May 2023	JPM	—	1,841	1,841
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	899,000	May 2023	JPM	—	46,780	46,780
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	258,093	May 2023	JPM	—	3,459	3,459
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	113,010	May 2023	JPM	—	1,515	1,515
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	391,316	May 2023	JPM	—	(3,518)	(3,518)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	74,052	May 2023	JPM	—	1,438	1,438
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	293,679	May 2023	JPM	—	39,841	39,841
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	171,223	May 2023	JPM	—	23,229	23,229
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	588,944	May 2023	JPM	—	22,553	22,553
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,525,259	May 2023	JPM	—	18,395	18,395
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	653,497	May 2023	JPM	—	(6,738)	(6,738)
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	505,967	May 2023	JPM	—	40,190	40,190
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,294	May 2023	JPM	—	11,461	11,461
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	427,693	May 2023	JPM	—	33,972	33,972
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	300,264	May 2023	JPM	—	23,851	23,851
84	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,710,402	May 2023	JPM	—	$367,655	$367,655
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	558,499	May 2023	JPM	—	120,051	120,051
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,615,611	May 2023	JPM	—	35,156	35,156
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	644,250	May 2023	JPM	—	(52,910)	(52,910)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	670,594	May 2023	JPM	—	(42,004)	(42,004)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	24,096	May 2023	JPM	—	(1,509)	(1,509)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	3,587	May 2023	JPM	—	(225)	(225)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	20,060	May 2023	JPM	—	(1,257)	(1,257)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	21,547	May 2023	JPM	—	(1,350)	(1,350)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	2,572	May 2023	JPM	—	(161)	(161)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	39,152	May 2023	JPM	—	(2,452)	(2,452)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	141,647	May 2023	JPM	—	(8,872)	(8,872)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	95,769	May 2023	JPM	—	(5,999)	(5,999)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	95,344	May 2023	JPM	—	(5,972)	(5,972)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	62,304	May 2023	JPM	—	(3,903)	(3,903)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	45,430	May 2023	JPM	—	(2,846)	(2,846)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	88,972	May 2023	JPM	—	(5,573)	(5,573)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	103,156	May 2023	JPM	—	(6,461)	(6,461)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	237,904	May 2023	JPM	—	18,405	18,405
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	214,304	May 2023	JPM	—	5,772	5,772
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	476,407	May 2023	JPM	—	107,604	107,604
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	214,439	May 2023	JPM	—	48,434	48,434
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	64,333	May 2023	JPM	—	14,531	14,531
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	85

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Multiplan Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,881	May 2023	JPM	—	$9,685	$9,685
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	152,812	May 2023	JPM	—	(1,023)	(1,023)
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	566,276	May 2023	JPM	—	(3,793)	(3,793)
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	291,619	May 2023	JPM	—	(1,953)	(1,953)
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,152	May 2023	JPM	—	(95)	(95)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	365,493	May 2023	JPM	—	(18,463)	(18,463)
Receive	Novavax, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	390,924	May 2023	JPM	—	131,425	131,425
Receive	Novavax, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	205,834	May 2023	JPM	—	69,199	69,199
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	158,369	May 2023	JPM	—	14,935	14,935
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	6,589,737	May 2023	JPM	—	(1,603)	(1,603)
Receive	Oyster Point Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,134	May 2023	JPM	—	(544)	(544)
Receive	Oyster Point Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,058	May 2023	JPM	—	(846)	(846)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,016,507	May 2023	JPM	—	134,816	134,816
Receive	Perficient, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	386,387	May 2023	JPM	—	26,548	26,548
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,437,776	May 2023	JPM	—	93,733	93,733
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,428,452	May 2023	JPM	—	92,949	92,949
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	391,135	May 2023	JPM	—	25,499	25,499
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	391,062	May 2023	JPM	—	25,495	25,495
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	815,756	May 2023	JPM	—	53,182	53,182
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	666,972	May 2023	JPM	—	43,432	43,432
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	290,240	May 2023	JPM	—	18,900	18,900
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	728,781	May 2023	JPM	—	28,419	28,419
Receive	Quest Diagnostics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	831,010	May 2023	JPM	—	14,963	14,963
86	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Quest Diagnostics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,280	May 2023	JPM	—	$185	$185
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	599,308	May 2023	JPM	—	(124,419)	(124,419)
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,139	May 2023	JPM	—	(1,482)	(1,482)
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	196,596	May 2023	JPM	—	(40,814)	(40,814)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,012	May 2023	JPM	—	2,982	2,982
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	489,406	May 2023	JPM	—	(3,394)	(3,394)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	219,506	May 2023	JPM	—	(1,522)	(1,522)
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	24,496,833	May 2023	JPM	—	(2,716)	(2,716)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,543	May 2023	JPM	—	1,641	1,641
Receive	REVOLUTION Medicines, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,554	May 2023	JPM	—	(8,110)	(8,110)
Receive	REVOLUTION Medicines, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,194	May 2023	JPM	—	(43,913)	(43,913)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	17,892,935	May 2023	JPM	—	(2,915)	(2,915)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	51,328,500	May 2023	JPM	—	(8,363)	(8,363)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	65,538,390	May 2023	JPM	—	(10,678)	(10,678)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	17,253,580	May 2023	JPM	—	(2,811)	(2,811)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	3,592,995	May 2023	JPM	—	(585)	(585)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	17,631,790	May 2023	JPM	—	(2,873)	(2,873)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	61,107,930	May 2023	JPM	—	(9,957)	(9,957)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	32,246,905	May 2023	JPM	—	(5,254)	(5,254)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	6,249,470	May 2023	JPM	—	(1,018)	(1,018)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	6,888,825	May 2023	JPM	—	(1,122)	(1,122)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	12,769,090	May 2023	JPM	—	(2,081)	(2,081)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	87

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	16,353,080	May 2023	JPM	—	$(2,664)	$(2,664)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	5,096,830	May 2023	JPM	—	(830)	(830)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	18,118,060	May 2023	JPM	—	(2,952)	(2,952)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	831,458	May 2023	JPM	—	58,879	58,879
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,309,592	May 2023	JPM	—	17,025	17,025
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	444,030	May 2023	JPM	—	4,026	4,026
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	691,208	May 2023	JPM	—	(15,353)	(15,353)
Receive	Royalty Pharma PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	53,418	May 2023	JPM	—	1,615	1,615
Receive	Royalty Pharma PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	84,119	May 2023	JPM	—	2,544	2,544
Receive	Royalty Pharma PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	148,553	May 2023	JPM	—	4,492	4,492
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	151,370	May 2023	JPM	—	6,874	6,874
Receive	Safran SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	710,780	May 2023	JPM	—	32,279	32,279
Receive	Sarepta Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,664	May 2023	JPM	—	(2,067)	(2,067)
Receive	Sarepta Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	48,768	May 2023	JPM	—	(3,087)	(3,087)
Receive	Sempra Energy	1-Month USD LIBOR + 0.20%	Monthly	USD	3,015,683	May 2023	JPM	—	108,206	108,206
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	672,883	May 2023	JPM	—	(36,373)	(36,373)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	355,511	May 2023	JPM	—	(19,217)	(19,217)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	541,795	May 2023	JPM	—	(29,287)	(29,287)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	320,513	May 2023	JPM	—	68,628	68,628
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,242,853	May 2023	JPM	—	176,834	176,834
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	722,747	May 2023	JPM	—	102,832	102,832
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,072,623	May 2023	JPM	—	152,612	152,612
88	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Snap, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	318,113	May 2023	JPM	—	$45,261	$45,261
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	597,870	May 2023	JPM	—	38,538	38,538
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	227,191	May 2023	JPM	—	14,645	14,645
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	314,112	May 2023	JPM	—	20,247	20,247
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	81,871	May 2023	JPM	—	6,806	6,806
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	139,362	May 2023	JPM	—	3,012	3,012
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	509,116	May 2023	JPM	—	11,000	11,000
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	515,885	May 2023	JPM	—	11,147	11,147
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	249,181	May 2023	JPM	—	5,384	5,384
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	234,505	May 2023	JPM	—	5,067	5,067
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	323,954	May 2023	JPM	—	7,000	7,000
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	562,128	May 2023	JPM	—	12,146	12,146
Receive	Suncor Energy, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,170,124	May 2023	JPM	—	14,695	14,695
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,046,234	May 2023	JPM	—	114,891	114,891
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,466	May 2023	JPM	—	1,259	1,259
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	478,259	May 2023	JPM	—	(110)	(110)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,116,641	May 2023	JPM	—	(259)	(259)
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	2,747,074	May 2023	JPM	—	3,507	3,507
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,542,426	May 2023	JPM	—	27,526	27,526
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	581,272	May 2023	JPM	—	6,250	6,250
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,010,362	May 2023	JPM	—	10,863	10,863
Receive	Thor Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	970,781	May 2023	JPM	—	40,767	40,767
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	68,847	May 2023	JPM	—	(4,196)	(4,196)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	89

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,929	May 2023	JPM	—	$(1,397)	$(1,397)
Receive	TransUnion	1-Month USD LIBOR + 0.20%	Monthly	USD	2,299,142	May 2023	JPM	—	246,633	246,633
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	97,326	May 2023	JPM	—	(14,865)	(14,865)
Receive	UMB Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	272,078	May 2023	JPM	—	11,581	11,581
Receive	UMB Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	266,774	May 2023	JPM	—	11,355	11,355
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,523,887	May 2023	JPM	—	194,607	194,607
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	966,170	May 2023	JPM	—	74,451	74,451
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	397,203	May 2023	JPM	—	30,627	30,627
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,190,129	May 2023	JPM	—	91,766	91,766
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	259,866	May 2023	JPM	—	20,038	20,038
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,340,052	May 2023	JPM	—	103,326	103,326
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	66,933	May 2023	JPM	—	(2,182)	(2,182)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,159	May 2023	JPM	—	(1,828)	(1,828)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	70,754	May 2023	JPM	—	(716)	(716)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,139	May 2023	JPM	—	(659)	(659)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,222	May 2023	JPM	—	(377)	(377)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,690	May 2023	JPM	—	(37)	(37)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	96,585	May 2023	JPM	—	(977)	(977)
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	383,873	May 2023	JPM	—	(5,767)	(5,767)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	468,321	May 2023	JPM	—	6,167	6,167
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	258,384	May 2023	JPM	—	3,390	3,390
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,023,847	May 2023	JPM	—	13,433	13,433
90	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	251,278	May 2023	JPM	—	$3,309	$3,309
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,799	May 2023	JPM	—	(1,007)	(1,007)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,084	May 2023	JPM	—	(3,702)	(3,702)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,200	May 2023	JPM	—	(2,101)	(2,101)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,048	May 2023	JPM	—	(1,717)	(1,717)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,952	May 2023	JPM	—	(748)	(748)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	68,634	May 2023	JPM	—	(3,678)	(3,678)
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,785	May 2023	JPM	—	(1,007)	(1,007)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	750,212	May 2023	JPM	—	96,391	96,391
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,444,116	May 2023	JPM	—	(113,634)	(113,634)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	629,803	May 2023	JPM	—	(29,284)	(29,284)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	422,790	May 2023	JPM	—	(13,351)	(13,351)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	326,400	May 2023	JPM	—	(10,308)	(10,308)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	616,335	May 2023	JPM	—	(19,463)	(19,463)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	118,211	May 2023	JPM	—	19,615	19,615
Receive	XP, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	122,140	May 2023	JPM	—	1,822	1,822
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	17,658	May 2023	JPM	—	1,544	1,544
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	8,647	May 2023	JPM	—	756	756
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,077,068	May 2023	JPM	—	76,323	76,323
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	1,779,778	May 2023	MSI	—	(49,330)	(49,330)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	639,283	May 2023	MSI	—	(17,654)	(17,654)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	58,004	May 2023	MSI	—	(1,602)	(1,602)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	91

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Adobe, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	655,632	May 2023	MSI	—	$(18,750)	$(18,750)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	319,090	May 2023	MSI	—	(5,376)	(5,376)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	1,969,684	May 2023	MSI	—	(100,843)	(100,843)
Receive	Akero Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,143	May 2023	MSI	—	4,418	4,418
Receive	Akero Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,436	May 2023	MSI	—	6,653	6,653
Receive	ALD SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	138,768	May 2023	MSI	—	(2,016)	(2,016)
Receive	ALD SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	118,485	May 2023	MSI	—	(1,721)	(1,721)
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	186,719	May 2023	MSI	—	(3,315)	(3,315)
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	638,966	May 2023	MSI	—	(11,344)	(11,344)
Receive	Aligos Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	79,990	May 2023	MSI	—	12,259	12,259
Receive	Aligos Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,955	May 2023	MSI	—	18,538	18,538
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	39,760	May 2023	MSI	—	458	458
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	600,566	May 2023	MSI	—	6,914	6,914
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	655,910	May 2023	MSI	—	5,098	5,098
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,519,691	May 2023	MSI	—	45,229	45,229
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,755,072	May 2023	MSI	—	52,231	52,231
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	596,450	May 2023	MSI	—	17,752	17,752
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	463,925	May 2023	MSI	—	22,871	22,871
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	126,408	May 2023	MSI	—	(6,009)	(6,009)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	41,359	May 2023	MSI	—	744	744
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	869,276	May 2023	MSI	—	15,750	15,750
92	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,868	May 2023	MSI	—	$722	$722
Receive	Apollo Strategic Growth Capital II	1-Month USD LIBOR + 0.20%	Monthly	USD	209,721	May 2023	MSI	—	(2,678)	(2,678)
Receive	Arch Capital Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	485,413	May 2023	MSI	—	(7,276)	(7,276)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	37,259	May 2023	MSI	—	342	342
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,065	May 2023	MSI	—	157	157
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	65,882	May 2023	MSI	—	611	611
Receive	Artisan Partners Asset Management, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	368,290	May 2023	MSI	—	(37,349)	(37,349)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	65,910	May 2023	MSI	—	1,371	1,371
Receive	ASML Holding NV, NYRS	1-Month USD LIBOR + 0.20%	Monthly	USD	370,486	May 2023	MSI	—	3,429	3,429
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,780,817	May 2023	MSI	—	218,700	218,700
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	466,200	May 2023	MSI	—	27,270	27,270
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	101,158	May 2023	MSI	—	5,917	5,917
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	251,600	May 2023	MSI	—	14,750	14,750
Receive	Atlassian Corp. PLC, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	296,521	May 2023	MSI	—	(1,978)	(1,978)
Receive	Atreca, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	365,315	May 2023	MSI	—	(8,992)	(8,992)
Receive	Atreca, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	61,200	May 2023	MSI	—	(1,506)	(1,506)
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	235,739	May 2023	MSI	—	1,392	1,392
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	103,027	May 2023	MSI	—	608	608
Receive	Baidu, Inc., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	21,023	May 2023	MSI	—	8	8
Receive	Baidu, Inc., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	23,336	May 2023	MSI	—	9	9
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	93

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	538,234	May 2023	MSI	—	$(11,010)	$(11,010)
Receive	Banca Generali SpA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	456,286	May 2023	MSI	—	15,967	15,967
Receive	Baoshan Iron & Steel Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	964,305	May 2023	MSI	—	53,815	53,815
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	641,860	May 2023	MSI	—	30,710	30,710
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	204,863	May 2023	MSI	—	9,799	9,799
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	68,849	May 2023	MSI	—	3,294	3,294
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	315,981	May 2023	MSI	—	15,118	15,118
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	356,608	May 2023	MSI	—	17,062	17,062
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,107	May 2023	MSI	—	(29)	(29)
Receive	Beazley PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	212,756	May 2023	MSI	—	(207)	(207)
Receive	Beazley PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	633,221	May 2023	MSI	—	(618)	(618)
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	632,536	May 2023	MSI	—	213,716	213,716
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	84,995	May 2023	MSI	—	28,717	28,717
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	303,533	May 2023	MSI	—	102,555	102,555
Receive	BioNTech SE, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	163,235	May 2023	MSI	—	55,153	55,153
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,286	May 2023	MSI	—	393	393
Receive	Black Diamond Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,648	May 2023	MSI	—	149	149
Receive	Black Diamond Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,021	May 2023	MSI	—	1,743	1,743
Receive	Black Diamond Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,691	May 2023	MSI	—	2,680	2,680
Receive	Bloomberry Resorts Corp.	1-Month USD LIBOR + 0.75%	Monthly	USD	18,927	May 2023	MSI	—	(1,302)	(1,302)
94	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	620,413	May 2023	MSI	—	$2,266	$2,266
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	671,650	May 2023	MSI	—	2,439	2,439
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,981	May 2023	MSI	—	135	135
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,785	May 2023	MSI	—	108	108
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,586	May 2023	MSI	—	561	561
Receive	BNP Paribas SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	746,683	May 2023	MSI	—	(15,113)	(15,113)
Receive	Booking Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,250,670	May 2023	MSI	—	16,763	16,763
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,858	May 2023	MSI	—	3,874	3,874
Receive	Celldex Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	846,252	May 2023	MSI	—	243,085	243,085
Receive	Celldex Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,719	May 2023	MSI	—	23,761	23,761
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	313,537	May 2023	MSI	—	14,911	14,911
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	82,355	May 2023	MSI	—	3,917	3,917
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	155,786	May 2023	MSI	—	8,270	8,270
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	90,036	May 2023	MSI	—	(1,432)	(1,432)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	135,192	May 2023	MSI	—	(2,150)	(2,150)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	135,192	May 2023	MSI	—	(2,150)	(2,150)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	135,192	May 2023	MSI	—	(2,150)	(2,150)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	54,150	May 2023	MSI	—	(861)	(861)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	81,042	May 2023	MSI	—	(1,289)	(1,289)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	270,200	May 2023	MSI	—	(4,297)	(4,297)
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	516,997	May 2023	MSI	—	(8,221)	(8,221)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	95

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	869,014	May 2023	MSI	—	$6,773	$6,773
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	536,214	May 2023	MSI	—	4,178	4,178
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	169,751	May 2023	MSI	—	1,323	1,323
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	136,885	May 2023	MSI	—	1,067	1,067
Receive	Cognizant Technology Solutions Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	25,925	May 2023	MSI	—	202	202
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	959,833	May 2023	MSI	—	32,464	32,464
Receive	Constellation Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,618	May 2023	MSI	—	(2,917)	(2,917)
Receive	Constellation Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,858	May 2023	MSI	—	(4,442)	(4,442)
Receive	Contemporary Amperex Technology Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	511,267	May 2023	MSI	—	82,411	82,411
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	67,589	May 2023	MSI	—	(4,375)	(4,375)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	115,997	May 2023	MSI	—	(7,496)	(7,496)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	116,910	May 2023	MSI	—	(7,555)	(7,555)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	352,085	May 2023	MSI	—	8,032	8,032
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	89,532	May 2023	MSI	—	2,043	2,043
Receive	DexCom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	839,728	May 2023	MSI	—	(28,234)	(28,234)
Receive	DISH Network Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	264,239	May 2023	MSI	—	49,666	49,666
96	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	DISH Network Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	699,863	May 2023	MSI	—	$131,545	$131,545
Receive	DISH Network Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	535,152	May 2023	MSI	—	100,587	100,587
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	659,190	May 2023	MSI	—	7,391	7,391
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	4,128,000	May 2023	MSI	—	46,282	46,282
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	4,188,630	May 2023	MSI	—	46,962	46,962
Receive	DSV Panalpina A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	4,187,340	May 2023	MSI	—	46,946	46,946
Receive	Dyne Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,271	May 2023	MSI	—	4,200	4,200
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,448	May 2023	MSI	—	2,599	2,599
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	19,342,848	May 2023	MSI	—	303	303
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,864,740	May 2023	MSI	—	92	92
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	1,489,572	May 2023	MSI	—	23	23
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,058,788	May 2023	MSI	—	79	79
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,749,116	May 2023	MSI	—	59	59
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,223,564	May 2023	MSI	—	35	35
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,000,732	May 2023	MSI	—	47	47
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,504,452	May 2023	MSI	—	55	55
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,000,732	May 2023	MSI	—	47	47
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	523,252	May 2023	MSI	—	(2,584)	(2,584)
Receive	Electronic Arts, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	395,901	May 2023	MSI	—	(1,483)	(1,483)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	550,023	May 2023	MSI	—	(9,899)	(9,899)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	590,903	May 2023	MSI	—	(10,635)	(10,635)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	556,394	May 2023	MSI	—	(10,014)	(10,014)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,142,288	May 2023	MSI	—	(26,319)	(26,319)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	97

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	240,847	May 2023	MSI	—	$(2,957)	$(2,957)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	863,206	May 2023	MSI	—	(10,455)	(10,455)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	89,116	May 2023	MSI	—	(1,083)	(1,083)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	306,665	May 2023	MSI	—	(3,728)	(3,728)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,236,563	May 2023	MSI	—	(15,032)	(15,032)
Receive	Forma Therapeutics Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,203	May 2023	MSI	—	(1,621)	(1,621)
Receive	Forma Therapeutics Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,937	May 2023	MSI	—	(2,486)	(2,486)
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	148,753	May 2023	MSI	—	(2,879)	(2,879)
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	490,811	May 2023	MSI	—	(9,500)	(9,500)
Receive	Ganfeng Lithium Company, Ltd., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	16,520	May 2023	MSI	—	2,087	2,087
Receive	Generation Bio Company	1-Month USD LIBOR + 0.20%	Monthly	USD	56,774	May 2023	MSI	—	18,437	18,437
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,019,652	May 2023	MSI	—	(41,954)	(41,954)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	212,634	May 2023	MSI	—	(2,963)	(2,963)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	993,744	May 2023	MSI	—	(13,847)	(13,847)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	507,101	May 2023	MSI	—	(7,067)	(7,067)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	74,836	May 2023	MSI	—	(699)	(699)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	118,213	May 2023	MSI	—	(1,105)	(1,105)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	76,326	May 2023	MSI	—	(713)	(713)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	76,326	May 2023	MSI	—	(713)	(713)
Receive	Grifols SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	285,138	May 2023	MSI	—	(9,589)	(9,589)
Receive	Grifols SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	565,556	May 2023	MSI	—	(13,720)	(13,720)
98	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	12,401	May 2023	MSI	—	$398	$398
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	669,520	May 2023	MSI	—	21,583	21,583
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,394	May 2023	MSI	—	1,195	1,195
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	16,277	May 2023	MSI	—	(608)	(608)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	7,433	May 2023	MSI	—	(278)	(278)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	28,499	May 2023	MSI	—	(1,061)	(1,061)
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	229,021	May 2023	MSI	—	8,701	8,701
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	106,487	May 2023	MSI	—	4,046	4,046
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	183,895	May 2023	MSI	—	6,987	6,987
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	482,120	May 2023	MSI	—	18,317	18,317
Receive	Hypera SA	1-Month USD LIBOR + 0.55%	Monthly	USD	232,136	May 2023	MSI	—	8,820	8,820
Receive	Illumina, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,471,805	May 2023	MSI	—	(101,920)	(101,920)
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	439,323	May 2023	MSI	—	577	577
Receive	Inhibrx, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	386,976	May 2023	MSI	—	6,416	6,416
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	635,360	May 2023	MSI	—	14,465	14,465
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	672,667	May 2023	MSI	—	15,314	15,314
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	86,840	May 2023	MSI	—	1,977	1,977
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	227,852	May 2023	MSI	—	5,188	5,188
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	195,290	May 2023	MSI	—	4,446	4,446
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	238,699	May 2023	MSI	—	5,435	5,435
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	10,847	May 2023	MSI	—	247	247
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	99

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,649,177	May 2023	MSI	—	$37,551	$37,551
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,182,627	May 2023	MSI	—	26,928	26,928
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	161,891	May 2023	MSI	—	3,686	3,686
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	431,731	May 2023	MSI	—	9,829	9,829
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,449,020	May 2023	MSI	—	55,756	55,756
Receive	InnoCare Pharma, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	181,537	May 2023	MSI	—	4,133	4,133
Receive	Intuit, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	325,697	May 2023	MSI	—	(3,786)	(3,786)
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	790,106	May 2023	MSI	—	(44,223)	(44,223)
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	436,897	May 2023	MSI	—	(24,454)	(24,454)
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	122,393	May 2023	MSI	—	(6,850)	(6,850)
Receive	j2 Global, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	293,230	May 2023	MSI	—	(16,412)	(16,412)
Receive	Johnson & Johnson	1-Month USD LIBOR + 0.20%	Monthly	USD	1,742,958	May 2023	MSI	—	25,250	25,250
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,585	May 2023	MSI	—	972	972
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	223,107	May 2023	MSI	—	(13,415)	(13,415)
Receive	Kodiak Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,960	May 2023	MSI	—	6,633	6,633
Receive	Kodiak Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	223,783	May 2023	MSI	—	9,898	9,898
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	12,630	May 2023	MSI	—	(1,094)	(1,094)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	126,300	May 2023	MSI	—	(10,942)	(10,942)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	114,579	May 2023	MSI	—	(9,927)	(9,927)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	62,241	May 2023	MSI	—	(5,392)	(5,392)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	101,040	May 2023	MSI	—	(8,754)	(8,754)
100	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	151,560	May 2023	MSI	—	$(13,131)	$(13,131)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	202,080	May 2023	MSI	—	(17,507)	(17,507)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	50,520	May 2023	MSI	—	(4,377)	(4,377)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	101,040	May 2023	MSI	—	(8,754)	(8,754)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	353,640	May 2023	MSI	—	(30,638)	(30,638)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	67,141	May 2023	MSI	—	(5,816)	(5,816)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	35,263	May 2023	MSI	—	(3,055)	(3,055)
Receive	Kymera Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,789	May 2023	MSI	—	4,129	4,129
Receive	Kymera Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,820	May 2023	MSI	—	6,308	6,308
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	538,795	May 2023	MSI	—	13,361	13,361
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	641,262	May 2023	MSI	—	15,902	15,902
Receive	Lazard Growth Acquisition Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	206,302	May 2023	MSI	—	(433)	(433)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,492	May 2023	MSI	—	106	106
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	702,177	May 2023	MSI	—	1,038	1,038
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	359,886	May 2023	MSI	—	532	532
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	305,180	May 2023	MSI	—	451	451
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	150,057	May 2023	MSI	—	1,341	1,341
Receive	Lennar Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	654,160	May 2023	MSI	—	5,844	5,844
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	143,003	May 2023	MSI	—	5,062	5,062
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	101

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	525,754	May 2023	MSI	—	$18,609	$18,609
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	604,195	May 2023	MSI	—	21,385	21,385
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	257,648	May 2023	MSI	—	9,119	9,119
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,901	May 2023	MSI	—	634	634
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	247,189	May 2023	MSI	—	8,749	8,749
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	367,891	May 2023	MSI	—	4,443	4,443
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	434,559	May 2023	MSI	—	5,248	5,248
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	450,205	May 2023	MSI	—	5,437	5,437
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	347,645	May 2023	MSI	—	4,198	4,198
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	434,563	May 2023	MSI	—	5,248	5,248
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	695,298	May 2023	MSI	—	8,397	8,397
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	151,672	May 2023	MSI	—	1,832	1,832
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	191,205	May 2023	MSI	—	2,309	2,309
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	13,907	May 2023	MSI	—	168	168
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	66,052	May 2023	MSI	—	798	798
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	149,489	May 2023	MSI	—	1,805	1,805
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	448,470	May 2023	MSI	—	5,416	5,416
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	146,268	May 2023	MSI	—	1,767	1,767
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	160,680	May 2023	MSI	—	1,940	1,940
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	934,466	May 2023	MSI	—	11,285	11,285
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	81,196	May 2023	MSI	—	981	981
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	367,680	May 2023	MSI	—	4,440	4,440
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	181,542	May 2023	MSI	—	2,192	2,192
102	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	181,542	May 2023	MSI	—	$2,192	$2,192
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	437,576	May 2023	MSI	—	32,604	32,604
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	75,230	May 2023	MSI	—	5,605	5,605
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	403,850	May 2023	MSI	—	(29,101)	(29,101)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	282,290	May 2023	MSI	—	(20,342)	(20,342)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,463	May 2023	MSI	—	(4,573)	(4,573)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	70,487	May 2023	MSI	—	(5,079)	(5,079)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	148,145	May 2023	MSI	—	(10,675)	(10,675)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	267,900	May 2023	MSI	—	(19,305)	(19,305)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	431,557	May 2023	MSI	—	(31,098)	(31,098)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	371,899	May 2023	MSI	—	(26,799)	(26,799)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	109,170	May 2023	MSI	—	(7,867)	(7,867)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	159,120	May 2023	MSI	—	(11,466)	(11,466)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	152,242	May 2023	MSI	—	(10,970)	(10,970)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	223,803	May 2023	MSI	—	(16,127)	(16,127)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	447,654	May 2023	MSI	—	(32,258)	(32,258)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	2,151,590	May 2023	MSI	—	(22,650)	(22,650)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	103

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	737,184	May 2023	MSI	—	$46,026	$46,026
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	343,912	May 2023	MSI	—	21,472	21,472
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	384,923	May 2023	MSI	—	24,033	24,033
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,630	May 2023	MSI	—	6,657	6,657
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	208,134	May 2023	MSI	—	12,995	12,995
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,903	May 2023	MSI	—	6,987	6,987
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	395,030	May 2023	MSI	—	24,663	24,663
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	334,684	May 2023	MSI	—	20,896	20,896
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	584,880	May 2023	MSI	—	—	—
Receive	Mersana Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	50,152	May 2023	MSI	—	(3,897)	(3,897)
Receive	Mersana Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	76,230	May 2023	MSI	—	(5,923)	(5,923)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,157,294	May 2023	MSI	—	77,566	77,566
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	185,640	May 2023	MSI	—	12,438	12,438
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	208,731	May 2023	MSI	—	14,020	14,020
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	385,660	May 2023	MSI	—	25,886	25,886
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	214,243	May 2023	MSI	—	14,380	14,380
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	85,709	May 2023	MSI	—	5,753	5,753
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	112,798	May 2023	MSI	—	7,571	7,571
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	828,408	May 2023	MSI	—	(38,629)	(38,629)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	699,502	May 2023	MSI	—	(32,619)	(32,619)
Receive	Molecular Partners AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	158,400	May 2023	MSI	—	(13,646)	(13,646)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	78,195	May 2023	MSI	—	1,888	1,888
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,153,756	May 2023	MSI	—	27,864	27,864
104	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	332,704	May 2023	MSI	—	$8,074	$8,074
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,907	May 2023	MSI	—	580	580
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	622,561	May 2023	MSI	—	(43,174)	(43,174)
Receive	MongoDB, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,181,205	May 2023	MSI	—	(81,915)	(81,915)
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,724	May 2023	MSI	—	1,164	1,164
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	741,700	May 2023	MSI	—	54,923	54,923
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,798	May 2023	MSI	—	1,168	1,168
Receive	NeoGenomics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	210,396	May 2023	MSI	—	(2,358)	(2,358)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	433,884	May 2023	MSI	—	(28,287)	(28,287)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	338,869	May 2023	MSI	—	(22,093)	(22,093)
Receive	Ningbo Joyson Electronic Corp., Class A	1-Month USD LIBOR + 0.70%	Monthly	USD	395,371	May 2023	MSI	—	(1,584)	(1,584)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	18,298,080	May 2023	MSI	—	(9,601)	(9,601)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	18,761,820	May 2023	MSI	—	(9,844)	(9,844)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	17,071,920	May 2023	MSI	—	(8,958)	(8,958)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	12,198,720	May 2023	MSI	—	(6,401)	(6,401)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	18,753,960	May 2023	MSI	—	(9,840)	(9,840)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	23,438,520	May 2023	MSI	—	(12,298)	(12,298)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	59,814,600	May 2023	MSI	—	(31,385)	(31,385)
Receive	Nippon Steel Corp.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	113,634,800	May 2023	MSI	—	(26,011)	(26,011)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	21,340	May 2023	MSI	—	(746)	(746)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	1,683,480	May 2023	MSI	—	(58,829)	(58,829)
Receive	Novartis AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	1,369,252	May 2023	MSI	—	(47,849)	(47,849)
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,092	May 2023	MSI	—	6,926	6,926
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	105

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Nurix Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	92,970	May 2023	MSI	—	$11,480	$11,480
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	927,791	May 2023	MSI	—	33,432	33,432
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,893	May 2023	MSI	—	538	538
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	102,757	May 2023	MSI	—	(2,009)	(2,009)
Receive	Owens & Minor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,669	May 2023	MSI	—	(606)	(606)
Receive	PMV Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,035	May 2023	MSI	—	1,909	1,909
Receive	PMV Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,045	May 2023	MSI	—	1,522	1,522
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	411,483	May 2023	MSI	—	10,046	10,046
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	687,610	May 2023	MSI	—	16,788	16,788
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	528,936	May 2023	MSI	—	12,914	12,914
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	323,122	May 2023	MSI	—	7,889	7,889
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	215,198	May 2023	MSI	—	5,254	5,254
Receive	Popular, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	285,584	May 2023	MSI	—	6,973	6,973
Receive	Prudential PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	607,344	May 2023	MSI	—	(15,209)	(15,209)
Receive	Qorvo, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	373,917	May 2023	MSI	—	(9,095)	(9,095)
Receive	Qorvo, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	471,301	May 2023	MSI	—	(11,462)	(11,462)
Receive	Quidel Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,185	May 2023	MSI	—	(20,228)	(20,228)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	143,530	May 2023	MSI	—	18,582	18,582
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	164,790	May 2023	MSI	—	21,334	21,334
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	87,902	May 2023	MSI	—	11,380	11,380
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	54,956	May 2023	MSI	—	7,115	7,115
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	122,921	May 2023	MSI	—	15,914	15,914
106	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,452	May 2023	MSI	—	$3,813	$3,813
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,482	May 2023	MSI	—	1,745	1,745
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	50,909	May 2023	MSI	—	6,595	6,595
Receive	Reata Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	28,121	May 2023	MSI	—	2,803	2,803
Receive	Reata Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	42,689	May 2023	MSI	—	4,255	4,255
Receive	Repay Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	989,303	May 2023	MSI	—	(33,567)	(33,567)
Receive	Repay Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	357,754	May 2023	MSI	—	(12,138)	(12,138)
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	99,943,080	May 2023	MSI	—	17,977	17,977
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	53,757	May 2023	MSI	—	1,821	1,821
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	24,640	May 2023	MSI	—	834	834
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	91,238	May 2023	MSI	—	3,098	3,098
Receive	REVOLUTION Medicines, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	503,323	May 2023	MSI	—	(76,020)	(76,020)
Receive	Rhythm Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,209	May 2023	MSI	—	1,822	1,822
Receive	Rhythm Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,168	May 2023	MSI	—	2,728	2,728
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	734,350	May 2023	MSI	—	(22,531)	(22,531)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	417,514	May 2023	MSI	—	(12,810)	(12,810)
Receive	RingCentral, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	457,451	May 2023	MSI	—	—	—
Receive	Rocket Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	56,677	May 2023	MSI	—	2,634	2,634
Receive	Rocket Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,432	May 2023	MSI	—	3,831	3,831
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	1,088,249	May 2023	MSI	—	(96,232)	(96,232)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	107

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	445,830	May 2023	MSI	—	$(39,424)	$(39,424)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	422,986	May 2023	MSI	—	(37,404)	(37,404)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	51,024	May 2023	MSI	—	(4,512)	(4,512)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	11,087	May 2023	MSI	—	(980)	(980)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	35,560	May 2023	MSI	—	(3,145)	(3,145)
Receive	Rothschild & Company	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	47,669	May 2023	MSI	—	(4,215)	(4,215)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,336,094	May 2023	MSI	—	(39,052)	(39,052)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	183,604	May 2023	MSI	—	(2,131)	(2,131)
Receive	Sberbank of Russia PJSC	1-Month USD LIBOR + 1.50%	Monthly	USD	1,021,960	May 2023	MSI	—	59,136	59,136
Receive	Sberbank of Russia PJSC	1-Month USD LIBOR + 1.50%	Monthly	USD	211,703	May 2023	MSI	—	12,250	12,250
Receive	Sberbank of Russia PJSC	1-Month USD LIBOR + 1.50%	Monthly	USD	899,568	May 2023	MSI	—	52,054	52,054
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	311,700	May 2023	MSI	—	(12,318)	(12,318)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	782,019	May 2023	MSI	—	(30,839)	(30,839)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	781,719	May 2023	MSI	—	(30,827)	(30,827)
Receive	Seagen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	164,604	May 2023	MSI	—	(6,485)	(6,485)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	87,439	May 2023	MSI	—	(2,214)	(2,214)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	256,348	May 2023	MSI	—	(6,491)	(6,491)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	75,029	May 2023	MSI	—	(1,900)	(1,900)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	33,400	May 2023	MSI	—	(846)	(846)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	77,737	May 2023	MSI	—	(1,969)	(1,969)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	129,820	May 2023	MSI	—	(3,288)	(3,288)
108	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	2,413	May 2023	MSI	—	$(61)	$(61)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	90,329	May 2023	MSI	—	(2,287)	(2,287)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	22,698	May 2023	MSI	—	(575)	(575)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	23,879	May 2023	MSI	—	(605)	(605)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	3,453	May 2023	MSI	—	(87)	(87)
Receive	Serco Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	7,894	May 2023	MSI	—	(200)	(200)
Receive	ServiceNow, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	210,316	May 2023	MSI	—	(19,942)	(19,942)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	36,966,013	May 2023	MSI	—	(11,463)	(11,463)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,470,587	May 2023	MSI	—	(766)	(766)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	856,019	May 2023	MSI	—	(41,937)	(41,937)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	377,296	May 2023	MSI	—	(18,483)	(18,483)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	754,593	May 2023	MSI	—	(36,967)	(36,967)
Receive	Skyworks Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	781,093	May 2023	MSI	—	(38,266)	(38,266)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	619,921	May 2023	MSI	—	90,375	90,375
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	18,992	May 2023	MSI	—	2,769	2,769
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	331,486	May 2023	MSI	—	48,339	48,339
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	336,510	May 2023	MSI	—	49,072	49,072
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	336,481	May 2023	MSI	—	49,068	49,068
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	275,405	May 2023	MSI	—	2,396	2,396
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	715,975	May 2023	MSI	—	6,229	6,229
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	287,300	May 2023	MSI	—	2,500	2,500
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	217,230	May 2023	MSI	—	1,890	1,890
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	229,515	May 2023	MSI	—	1,997	1,997
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	109

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	360,295	May 2023	MSI	—	$3,135	$3,135
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	101,595	May 2023	MSI	—	884	884
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	262,275	May 2023	MSI	—	2,282	2,282
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	557,765	May 2023	MSI	—	4,853	4,853
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,073,670	May 2023	MSI	—	9,341	9,341
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	696,865	May 2023	MSI	—	6,063	6,063
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,057,485	May 2023	MSI	—	9,200	9,200
Receive	Spar Nord Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	2,367,820	May 2023	MSI	—	20,606	20,606
Receive	Spartan Acquisition Corp. III	1-Month USD LIBOR + 0.20%	Monthly	USD	72,085	May 2023	MSI	—	(362)	(362)
Receive	Spartan Acquisition Corp. III	1-Month USD LIBOR + 0.20%	Monthly	USD	138,298	May 2023	MSI	—	(695)	(695)
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	140,014	May 2023	MSI	—	15,650	15,650
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	327,168	May 2023	MSI	—	8,586	8,586
Receive	Stryker Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,319	May 2023	MSI	—	530	530
Receive	Stryker Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	302,056	May 2023	MSI	—	7,506	7,506
Receive	Stryker Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	256,593	May 2023	MSI	—	6,377	6,377
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,303	May 2023	MSI	—	(11,128)	(11,128)
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	68,353	May 2023	MSI	—	(16,427)	(16,427)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	870,854	May 2023	MSI	—	(9,632)	(9,632)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	258,228	May 2023	MSI	—	(2,857)	(2,857)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	307,471	May 2023	MSI	—	(3,401)	(3,401)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	43,555	May 2023	MSI	—	(895)	(895)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,362	May 2023	MSI	—	(722)	(722)
110	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,116,000	May 2023	MSI	—	$668	$668
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	3,534,000	May 2023	MSI	—	2,125	2,125
Receive	Tishman Speyer Innovation Corp. II	1-Month USD LIBOR + 0.20%	Monthly	USD	211,468	May 2023	MSI	—	(1,071)	(1,071)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,616	May 2023	MSI	—	(1,807)	(1,807)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	195,484	May 2023	MSI	—	(10,832)	(10,832)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,822	May 2023	MSI	—	(1,265)	(1,265)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,233	May 2023	MSI	—	(1,897)	(1,897)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,025	May 2023	MSI	—	(3,160)	(3,160)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,644	May 2023	MSI	—	(2,529)	(2,529)
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	624,949	May 2023	MSI	—	(8,237)	(8,237)
Receive	Uber Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	592,701	May 2023	MSI	—	(58,318)	(58,318)
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	21,439	May 2023	MSI	—	(819)	(819)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	755,839	May 2023	MSI	—	16,955	16,955
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	80,732	May 2023	MSI	—	1,811	1,811
Receive	Varonis Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	100,486	May 2023	MSI	—	(6,457)	(6,457)
Receive	Vaxcyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,399	May 2023	MSI	—	(870)	(870)
Receive	Vaxcyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,052	May 2023	MSI	—	(1,280)	(1,280)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	667,257	May 2023	MSI	—	(78,535)	(78,535)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,938	May 2023	MSI	—	(1,287)	(1,287)
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,232,357	May 2023	MSI	—	111,528	111,528
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	111

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Viatris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,733	May 2023	MSI	—	$23	$23
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,471,499	May 2023	MSI	—	47,183	47,183
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	237,369	May 2023	MSI	—	30,955	30,955
Receive	Whiting Petroleum Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	342,583	May 2023	MSI	—	38,167	38,167
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	886,548	May 2023	MSI	—	(45,357)	(45,357)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	327,186	May 2023	MSI	—	31,487	31,487
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	443,126	May 2023	MSI	—	42,645	42,645
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	894,330	May 2023	MSI	—	19,644	19,644
Receive	Wuxi AppTec Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	88,178	May 2023	MSI	—	1,937	1,937
Receive	Wuxi Biologics Cayman, Inc.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	628,800	May 2023	MSI	—	3,615	3,615
Receive	Wuxi Biologics Cayman, Inc.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	111,717	May 2023	MSI	—	643	643
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	16,476	May 2023	MSI	—	87	87
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	27,963	May 2023	MSI	—	149	149
								—	$11,380,376	$11,380,376
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
112	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $995,364,606. Net unrealized appreciation aggregated to $102,144,049, of which $121,323,657 related to gross unrealized appreciation and $19,179,608 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	113

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $985,974,586) including $4,134,215 of securities loaned	$1,083,422,269
Affiliated investments, at value (Cost $4,062,226)	4,062,161
Total investments, at value (Cost $990,036,812)	1,087,484,430
Swap contracts, at value	24,300,113
Unrealized appreciation on forward foreign currency contracts	572,737
Receivable for futures variation margin	214,480
Foreign currency, at value (Cost $1,059,862)	1,057,864
Unrealized appreciation on unfunded commitments	576,778
Dividends and interest receivable	765,854
Receivable for fund shares sold	3,179,066
Receivable for investments sold	22,695,474
Receivable for securities lending income	20,628
Other assets	89,028
Total assets	1,140,956,452
Liabilities
Unrealized depreciation on forward foreign currency contracts	466,854
Written options, at value (Premiums received $2,251,682)	1,074,112
Swap contracts, at value	12,919,737
Foreign capital gains tax payable	41,547
Payable for collateral on OTC derivatives	6,853,000
Payable for investments purchased	22,606,265
Payable for fund shares repurchased	788,541
Payable upon return of securities loaned	4,062,578
Payable to affiliates
Accounting and legal services fees	51,541
Transfer agent fees	97,686
Trustees' fees	633
Other liabilities and accrued expenses	275,045
Total liabilities	49,237,539
Net assets	$1,091,718,913
Net assets consist of
Paid-in capital	$932,528,522
Total distributable earnings (loss)	159,190,391
Net assets	$1,091,718,913

114	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($14,410,120 ÷ 1,125,062 shares)[1]	$12.81
Class C ($4,985,351 ÷ 406,770 shares)[1]	$12.26
Class I ($966,684,757 ÷ 73,770,820 shares)	$13.10
Class R6 ($50,690,093 ÷ 3,829,659 shares)	$13.24
Class NAV ($54,948,592 ÷ 4,149,728 shares)	$13.24
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.48

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	115

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$2,812,157
Interest	101,245
Securities lending	39,054
Less foreign taxes withheld	(203,757)
Total investment income	2,748,699
Expenses
Investment management fees	6,476,540
Distribution and service fees	47,538
Accounting and legal services fees	88,744
Transfer agent fees	464,768
Trustees' fees	7,147
Custodian fees	138,053
State registration fees	43,798
Printing and postage	19,237
Professional fees	63,487
Other	40,907
Total expenses	7,390,219
Less expense reductions	(37,067)
Net expenses	7,353,152
Net investment loss	(4,604,453)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	101,891,962
Affiliated investments	(595)
Futures contracts	(336,726)
Forward foreign currency contracts	(155,734)
Written options	1,863,060
Swap contracts	(32,546,772)
70,715,195
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	47,614,907
Affiliated investments	(65)
Futures contracts	(491,618)
Forward foreign currency contracts	(10,388)
Written options	30,187
Swap contracts	3,453,934
Unfunded commitments	576,778
51,173,735
Net realized and unrealized gain	121,888,930
Increase in net assets from operations	$117,284,477
116	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(4,604,453)	$(4,054,214)
Net realized gain	70,715,195	28,200,719
Change in net unrealized appreciation (depreciation)	51,173,735	18,612,520
Increase in net assets resulting from operations	117,284,477	42,759,025
Distributions to shareholders
From earnings
Class A	(480,110)	(93,501)
Class C	(209,990)	(8,454)
Class I	(23,472,130)	(6,373,467)
Class R6	(1,392,785)	(323,613)
Class NAV	(2,186,187)	(1,626,261)
Total distributions	(27,741,202)	(8,425,296)
From fund share transactions	273,075,150	(47,332,679)
Total increase (decrease)	362,618,425	(12,998,950)
Net assets
Beginning of period	729,100,488	742,099,438
End of period	$1,091,718,913	$729,100,488
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	117

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$11.60	$11.02	$10.73	$11.82	$10.45	$10.81
Net investment loss[2]	(0.08)	(0.10)	(0.03)	(0.07)	(0.22)	(0.28)
Net realized and unrealized gain (loss) on investments	1.74	0.78	0.67	(0.11)	1.60	(0.03)
Total from investment operations	1.66	0.68	0.64	(0.18)	1.38	(0.31)
Less distributions
From net investment income	—	(0.10)	—	—	—	—
From net realized gain	(0.45)	—	(0.35)	(0.91)	(0.01)	(0.05)
Total distributions	(0.45)	(0.10)	(0.35)	(0.91)	(0.01)	(0.05)
Net asset value, end of period	$12.81	$11.60	$11.02	$10.73	$11.82	$10.45
Total return (%)[3,4]	14.40[5]	6.15	6.09	(1.57)	13.16	(2.94)
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$12	$11	$19	$22	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[6]	2.00	1.98	2.00[7]	3.86[8]	4.22[8]
Expenses including reductions	1.96[6]	1.99	1.97	1.99[7]	3.85[8]	4.21[8]
Net investment loss	(1.36)[6]	(0.87)	(0.25)	(0.61)	(1.99)	(2.71)
Portfolio turnover (%)	78	221	170	169	485	403

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17 and 10-31-16, which were equivalent to a net annual effective rate of 1.84% and 2.16%, respectively, of the fund’s average daily net assets.
118	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$11.16	$10.61	$10.42	$11.57	$10.30	$10.74
Net investment loss[2]	(0.12)	(0.17)	(0.10)	(0.15)	(0.29)	(0.35)
Net realized and unrealized gain (loss) on investments	1.67	0.74	0.64	(0.09)	1.57	(0.04)
Total from investment operations	1.55	0.57	0.54	(0.24)	1.28	(0.39)
Less distributions
From net investment income	—	(0.02)	—	—	—	—
From net realized gain	(0.45)	—	(0.35)	(0.91)	(0.01)	(0.05)
Total distributions	(0.45)	(0.02)	(0.35)	(0.91)	(0.01)	(0.05)
Net asset value, end of period	$12.26	$11.16	$10.61	$10.42	$11.57	$10.30
Total return (%)[3,4]	13.97[5]	5.33	5.39	(2.26)	12.38	(3.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$6	$10	$12	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	2.67[6]	2.70	2.68	2.70[7]	4.56[8]	4.93[8]
Expenses including reductions	2.66[6]	2.69	2.67	2.69[7]	4.55[8]	4.92[8]
Net investment loss	(2.06)[6]	(1.56)	(0.99)	(1.33)	(2.66)	(3.42)
Portfolio turnover (%)	78	221	170	169	485	403

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17 and 10-31-16, which were equivalent to a net annual effective rate of 1.84% and 2.16%, respectively, of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	119

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$11.84	$11.24	$10.92	$11.97	$10.55	$10.89
Net investment loss[2]	(0.07)	(0.07)	—[3]	(0.04)	(0.19)	(0.25)
Net realized and unrealized gain (loss) on investments	1.78	0.80	0.67	(0.10)	1.62	(0.04)
Total from investment operations	1.71	0.73	0.67	(0.14)	1.43	(0.29)
Less distributions
From net investment income	—	(0.13)	—	—	—	—
From net realized gain	(0.45)	—	(0.35)	(0.91)	(0.01)	(0.05)
Total distributions	(0.45)	(0.13)	(0.35)	(0.91)	(0.01)	(0.05)
Net asset value, end of period	$13.10	$11.84	$11.24	$10.92	$11.97	$10.55
Total return (%)[4]	14.53[5]	6.57	6.36	(1.28)	13.51	(2.64)
Ratios and supplemental data
Net assets, end of period (in millions)	$967	$616	$565	$566	$454	$422
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67[6]	1.70	1.69	1.71[7]	3.54[8]	3.87[8]
Expenses including reductions	1.66[6]	1.69	1.68	1.70[7]	3.54[8]	3.87[8]
Net investment loss	(1.04)[6]	(0.58)	—[9]	(0.36)	(1.65)	(2.40)
Portfolio turnover (%)	78	221	170	169	485	403

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[8]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17 and 10-31-16, which were equivalent to a net annual effective rate of 1.84% and 2.16%, respectively, of the fund’s average daily net assets.
[9]	Less than 0.005%.
120	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$11.95	$11.34	$11.00	$12.04	$10.60	$10.93
Net investment income (loss)[2]	(0.06)	(0.06)	0.01	(0.03)	(0.19)	(0.24)
Net realized and unrealized gain (loss) on investments	1.80	0.81	0.68	(0.10)	1.64	(0.04)
Total from investment operations	1.74	0.75	0.69	(0.13)	1.45	(0.28)
Less distributions
From net investment income	—	(0.14)	—	—	—	—
From net realized gain	(0.45)	—	(0.35)	(0.91)	(0.01)	(0.05)
Total distributions	(0.45)	(0.14)	(0.35)	(0.91)	(0.01)	(0.05)
Net asset value, end of period	$13.24	$11.95	$11.34	$11.00	$12.04	$10.60
Total return (%)[3]	14.66[4]	6.62	6.50	(1.19)	13.64	(2.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$37	$27	$30	$9	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[5]	1.59	1.58	1.60[6]	3.45[7]	4.04[7]
Expenses including reductions	1.56[5]	1.58	1.57	1.60[6]	3.44[7]	4.01[7]
Net investment income (loss)	(0.94)[5]	(0.51)	0.12	(0.23)	(1.57)	(2.34)
Portfolio turnover (%)	78	221	170	169	485	403

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[7]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17 and 10-31-16, which were equivalent to a net annual effective rate of 1.84% and 2.16%, respectively, of the fund’s average daily net assets.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	121

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$11.96	$11.35	$11.00	$12.04	$10.60	$10.93
Net investment income (loss)[2]	(0.06)	(0.04)	0.01	(0.03)	(0.17)	(0.24)
Net realized and unrealized gain (loss) on investments	1.79	0.79	0.69	(0.10)	1.62	(0.04)
Total from investment operations	1.73	0.75	0.70	(0.13)	1.45	(0.28)
Less distributions
From net investment income	—	(0.14)	—	—	—	—
From net realized gain	(0.45)	—	(0.35)	(0.91)	(0.01)	(0.05)
Total distributions	(0.45)	(0.14)	(0.35)	(0.91)	(0.01)	(0.05)
Net asset value, end of period	$13.24	$11.96	$11.35	$11.00	$12.04	$10.60
Total return (%)[3]	14.64[4]	6.64	6.59	(1.19)	13.64	(2.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$59	$134	$130	$152	$185
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55[5]	1.58	1.56	1.59[6]	3.44[7]	3.78[7]
Expenses including reductions	1.55[5]	1.57	1.55	1.58[6]	3.43[7]	3.77[7]
Net investment income (loss)	(0.95)[5]	(0.35)	0.13	(0.23)	(1.54)	(2.30)
Portfolio turnover (%)	78	221	170	169	485	403

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Expense ratios have decreased due to a change in the fund's fundamental investment restrictions and the related discontinued use of prime brokerage services and their associated expenses on short sales (dividends on investments sold short and broker fees and expenses on short sales).
[7]	Includes dividends on investments sold short and broker fees and expenses on short sales for the periods ended 10-31-17 and 10-31-16, which were equivalent to a net annual effective rate of 1.84% and 2.16%, respectively, of the fund’s average daily net assets.
122	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Seaport Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	123

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$33,977,165	$23,850,320	$10,126,845	—
Consumer discretionary	61,849,450	55,925,399	5,924,051	—
Consumer staples	3,828,451	3,828,451	—	—
Energy	32,243,222	26,097,504	6,145,718	—
Financials	159,153,376	103,020,670	56,132,706	—
Health care	166,644,035	128,337,493	38,306,542	—
Industrials	66,277,568	37,236,735	29,040,833	—
Information technology	117,313,328	95,203,220	22,110,108	—
Materials	23,990,361	6,530,253	17,460,108	—
Real estate	7,893,502	6,438,376	1,455,126	—
Utilities	15,668,232	5,552,288	10,115,944	—
124	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Warrants	$48,443	$48,443	—	—
Purchased options	10,545,339	3,548,465	$6,996,874	—
Short-term investments	388,051,958	149,474,593	238,577,365	—
Total investments in securities	$1,087,484,430	$645,092,210	$442,392,220	—
Unrealized appreciation on unfunded commitments	$576,778	—	—	$576,778
Derivatives:
Assets
Forward foreign currency contracts	572,737	—	$572,737	—
Swap contracts	24,300,113	—	24,300,113	—
Liabilities
Futures	(387,922)	$(124,852)	(263,070)	—
Forward foreign currency contracts	(466,854)	—	(466,854)	—
Written options	(1,074,112)	(802,021)	(272,091)	—
Swap contracts	(12,919,737)	—	(12,919,737)	—
Level 3 includes securities valued at $0. Refer to Fund's investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Special purpose acquisition companies. Special purpose acquisition companies (SPACs) are collective investment structures that allow public stock market qualified investors to invest in private equity type transactions (PIPE). SPACs are shell or blank-check companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The fund may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. The fund had unfunded commitments outstanding of $2,548,000 to purchase PIPE shares as of April 30, 2021. Unrealized appreciation (depreciation) on the SPAC commitments is reflected on the Statement of assets and liabilities as Unrealized appreciation (depreciation) on unfunded commitments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	125

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2021, the fund loaned securities valued at $4,134,215 and received $4,062,578 of cash collateral.
In addition, non-cash collateral of approximately $267,772 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access
126	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $4,778.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
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Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and
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contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2021, the fund used futures contracts to manage against changes in certain securities markets. The fund held futures contracts with USD notional values ranging from $4.0 million to $57.2 mllion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $67.2 million to $118.8 mllion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss
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from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the six months ended April 30, 2021, the fund used purchased options contracts to manage against changes in certain securities markets and foreign currency exchange rates and to gain exposure to certain securities markets and foreign currencies. The fund held purchased options contracts with market values ranging from $4.4 million to $10.5 mllion, as measured at each quarter end.
During the six months ended April 30, 2021, the fund wrote option contracts to manage against changes in certain securities markets and foreign currency exchange rates and to gain exposure to certain securities markets and foreign currencies. The fund held written option contracts with market values ranging from $1.1 million to $1.4 mllion, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended April 30, 2021, the fund used total return swaps to to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $945.6 million to $1.2 billion, as measured at each quarter end.
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Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(93,436)
Equity	Receivable/payable for futures variation margin[1]	Futures	—	(294,486)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$572,737	(466,854)
Currency	Unaffiliated investments, at value[2]	Purchased options	53,494	—
Equity	Unaffiliated investments, at value[2]	Purchased options	10,491,845	—
Currency	Written options, at value	Written options	—	(20)
Equity	Written options, at value	Written options	—	(1,074,092)
Equity	Swap contracts, at value	Total return swaps	24,300,113	(12,919,737)
			$35,418,189	$(14,848,625)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund's investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund's exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$572,737	$(466,854)
Purchased options	6,996,874	—
Swap contracts	24,300,113	(12,919,737)
Written options	—	(272,091)
Totals	$31,869,724	$(13,658,682)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
BNP Paribas	—	($43,552)	($43,552)	—	—	($43,552)
Citibank, N.A.	$122,418	(73,325)	49,093	—	—	49,093
Deutsche Bank AG	1,098	(30,219)	(29,121)	—	—	(29,121)
Goldman Sachs International	10,838,347	(6,109,375)	4,728,972	$4,728,972	—	—
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Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
JPMorgan Chase Bank, N.A.	$12,304,016	$(2,554,480)	$9,749,536	—	—	$9,749,536
Morgan Stanley & Co. International PLC	8,429,775	(4,814,509)	3,615,266	$1,153,000	—	2,462,266
Standard Chartered Bank	111,845	—	111,845	111,845	—	—
State Street Bank and Trust Company	62,225	(33,222)	29,003	—	—	29,003
Totals	$31,869,724	($13,658,682)	$18,211,042	$5,993,817	—	$12,217,225
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	$(366,843)	—	$(155,734)	—	—	$(522,577)
Equity	(4,718,391)	$(336,726)	—	$1,863,060	$(32,546,772)	(35,738,829)
Total	$(5,085,234)	$(336,726)	$(155,734)	$1,863,060	$(32,546,772)	$(36,261,406)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	$(20,345)	$(93,436)	—	—	—	$(113,781)
Currency	432,342	—	$(10,388)	$440	—	422,394
Equity	567,781	(398,182)	—	29,747	$3,453,934	3,653,280
Total	$979,778	$(491,618)	$(10,388)	$30,187	$3,453,934	$3,961,893

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
132	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.500% of the first $250 million of the fund’s average daily net assets and (b) 1.450% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$568
Class C	224
Class I	32,051
Class	Expense reduction
Class R6	$1,841
Class NAV	2,383
Total	$37,067

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 1.46% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
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Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,623 for the six months ended April 30, 2021. Of this amount, $935 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,688 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $540 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$20,489	$8,030
Class C	27,049	3,179
Class I	—	451,293
Class R6	—	2,266
Total	$47,538	$464,768
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
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Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	464,290	$5,710,353	529,535	$6,017,625
Distributions reinvested	34,187	417,429	7,681	87,789
Repurchased	(371,576)	(4,610,908)	(549,006)	(6,169,288)
Net increase (decrease)	126,901	$1,516,874	(11,790)	$(63,874)
Class C shares
Sold	35,562	$424,398	101,451	$1,129,721
Distributions reinvested	16,418	192,414	703	7,781
Repurchased	(130,406)	(1,560,354)	(187,869)	(2,000,730)
Net decrease	(78,426)	$(943,542)	(85,715)	$(863,228)
Class I shares
Sold	28,359,305	$357,021,257	23,042,439	$263,374,171
Distributions reinvested	1,587,124	19,807,305	491,605	5,722,284
Repurchased	(8,152,676)	(103,126,948)	(21,785,297)	(247,857,080)
Net increase	21,793,753	$273,701,614	1,748,747	$21,239,375
Class R6 shares
Sold	883,139	$11,260,423	1,144,283	$13,811,144
Distributions reinvested	104,193	1,312,838	25,488	298,970
Repurchased	(281,707)	(3,643,777)	(383,952)	(4,472,152)
Net increase	705,625	$8,929,484	785,819	$9,637,962
Class NAV shares
Sold	27,641	$352,122	2,060,474	$24,629,626
Distributions reinvested	173,369	2,186,187	138,641	1,626,261
Repurchased	(997,808)	(12,667,589)	(9,037,860)	(103,538,801)
Net decrease	(796,798)	$(10,129,280)	(6,838,745)	$(77,282,914)
Total net increase (decrease)	21,751,055	$273,075,150	(4,401,684)	$(47,332,679)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $897,685,768 and $797,502,410, respectively, for the six months ended April 30, 2021.
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	135

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 5.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	5.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	406,029	—	$25,069,497	$(21,006,676)	$(595)	$(65)	$39,054	—	$4,062,161

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2021, the fund engaged in securities purchases amounting to $232,847.
Note 11—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
136	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 12—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 13—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	137

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Seaport Long/Short Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
138	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	139

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
3 Effective September 1, 2021, Jean M. Hynes, CFA will no longer serve as a portfolio manager of the fund; effective July 1, 2021, Rebecca D. Sykes, CFA, will be added as a leader of the fund’s investment management team.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Steven C. Angeli, CFA
Jennifer N. Berg, CFA
Robert L. Deresiewicz
Ann C. Gallo
Bruce L. Glazer
Jean M. Hynes, CFA3
Keith E. White
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
140	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1640010	437SA 4/21
6/2021

Semiannual report
John Hancock
Small Cap Core Fund
U.S. equity
April 30, 2021

A message to shareholders
Dear shareholder,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the U.S. economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus passed by Congress as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, inflation is on the rise, some regional economies may have reopened too early, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
26	Statement Regarding Liquidity Risk Management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
1Class A shares were first offered on 12-20-13 and ceased operations between 3-10-16 and 8-30-17. Returns while Class A shares were not offered are those of Class I shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Cogent Communications Holdings, Inc.	1.8
Groupon, Inc.	1.8
CommVault Systems, Inc.	1.7
The Timken Company	1.7
ModivCare, Inc.	1.6
Universal Electronics, Inc.	1.6
TripAdvisor, Inc.	1.5
PGT Innovations, Inc.	1.5
Veeco Instruments, Inc.	1.5
Lithia Motors, Inc., Class A	1.5
TOTAL	16.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-20-13)	6-month	5-year	Since inception (12-20-13)
Class A1	68.63	16.21	11.11	45.95	111.91	117.20
Class I2	78.05	17.58	12.11	53.78	124.74	132.02
Class R6[1,2]	78.21	17.70	12.08	53.83	125.85	131.55
Class NAV[2]	78.11	17.71	12.23	53.74	126.01	133.89
Index†	74.91	16.48	11.47	48.06	114.37	122.44
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6	Class NAV
Gross (%)	1.30	1.05	0.93	0.92
Net (%)	1.29	1.04	0.92	0.91
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Index.
See the following page for footnotes.
4	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2	12-20-13	23,202	23,202	22,244
Class R6[1,2]	12-20-13	23,155	23,155	22,244
Class NAV[2]	12-20-13	23,389	23,389	22,244
The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class I shares were first offered on 12-20-13. Class A shares ceased operations between 3-10-16 and 8-30-17. Returns while Class A shares were not offered are those of Class I shares. Class R6 shares were first offered on 8-30-17. Returns shown prior to this date are those of Class A shares (or Class I shares for the period between 3-10-16 and 8-30-17), that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,535.90	$7.86	1.25%
	Hypothetical example	1,000.00	1,018.60	6.26	1.25%
Class I	Actual expenses/actual returns	1,000.00	1,537.80	6.29	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,538.30	5.60	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	1,537.40	5.54	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	7

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 98.0%		$1,416,160,003
(Cost $1,084,893,958)
Communication services 8.7%		125,959,816
Diversified telecommunication services 1.8%
Cogent Communications Holdings, Inc.	355,798	26,866,307
Entertainment 3.2%
Madison Square Garden Sports Corp. (A)	103,933	19,210,976
Rovio Entertainment OYJ (B)	1,249,121	9,937,751
Sciplay Corp., Class A (A)	946,239	16,701,118
Interactive media and services 3.7%
CarGurus, Inc. (A)	504,076	12,440,596
TripAdvisor, Inc. (A)	464,247	21,879,961
Yelp, Inc. (A)	481,504	18,923,107
Consumer discretionary 12.1%		174,527,291
Household durables 2.6%
Tupperware Brands Corp. (A)	587,638	14,320,738
Universal Electronics, Inc. (A)	398,011	22,626,925
Internet and direct marketing retail 2.9%
Groupon, Inc. (A)	507,480	25,693,712
The RealReal, Inc. (A)	673,360	16,679,127
Leisure products 1.1%
Malibu Boats, Inc., Class A (A)	185,679	15,478,201
Specialty retail 4.5%
Boot Barn Holdings, Inc. (A)	227,825	16,070,776
Lithia Motors, Inc., Class A	55,465	21,319,637
Urban Outfitters, Inc. (A)	397,938	14,285,974
Williams-Sonoma, Inc.	75,396	12,873,867
Textiles, apparel and luxury goods 1.0%
Columbia Sportswear Company	139,238	15,178,334
Consumer staples 2.3%		33,833,250
Household products 2.3%
Central Garden & Pet Company, Class A (A)	359,909	17,732,716
Spectrum Brands Holdings, Inc.	182,670	16,100,534
Energy 1.7%		24,856,505
Oil, gas and consumable fuels 1.7%
Magnolia Oil & Gas Corp., Class A (A)	1,114,332	12,547,378
PDC Energy, Inc. (A)	337,144	12,309,127
8	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 13.2%		$190,987,505
Banks 8.3%
Atlantic Union Bankshares Corp.	357,654	13,830,480
Banner Corp.	278,239	15,815,105
First Hawaiian, Inc.	481,908	13,233,194
Independent Bank Group, Inc.	246,701	18,628,393
Pinnacle Financial Partners, Inc.	235,187	20,611,789
South State Corp.	204,405	17,235,430
Univest Financial Corp.	722,588	20,181,883
Capital markets 2.0%
Moelis & Company, Class A	349,446	18,967,929
Social Capital Hedosophia Holdings Corp. V, Class A (A)	637,836	10,843,212
Diversified financial services 1.1%
E2open Parent Holdings, Inc. (A)	1,436,179	15,711,798
Insurance 1.8%
First American Financial Corp.	177,848	11,471,196
GoHealth, Inc., Class A (A)	1,211,827	14,457,096
Health care 17.3%		249,328,000
Biotechnology 1.8%
ACADIA Pharmaceuticals, Inc. (A)	279,883	5,754,394
Emergent BioSolutions, Inc. (A)	212,464	12,956,055
Travere Therapeutics, Inc. (A)	301,026	7,441,363
Health care equipment and supplies 10.5%
AngioDynamics, Inc. (A)	678,562	16,489,057
Cutera, Inc. (A)	480,316	14,423,889
Haemonetics Corp. (A)	207,876	13,981,740
Integer Holdings Corp. (A)	177,332	16,647,928
Integra LifeSciences Holdings Corp. (A)	194,094	14,378,484
Lantheus Holdings, Inc. (A)	506,068	11,993,812
Merit Medical Systems, Inc. (A)	252,262	16,043,863
NuVasive, Inc. (A)	247,362	17,674,015
SeaSpine Holdings Corp. (A)	737,834	15,354,326
The Cooper Companies, Inc.	36,902	15,162,663
Health care providers and services 2.7%
ModivCare, Inc. (A)	167,115	23,409,469
Tivity Health, Inc. (A)	617,789	14,938,138
Life sciences tools and services 1.2%
Syneos Health, Inc. (A)	205,152	17,407,147
Pharmaceuticals 1.1%
Prestige Consumer Healthcare, Inc. (A)	350,589	15,271,657
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	9

	Shares	Value
Industrials 14.6%		$211,413,067
Air freight and logistics 1.3%
Hub Group, Inc., Class A (A)	286,766	18,846,262
Building products 3.7%
Gibraltar Industries, Inc. (A)	205,783	18,903,226
PGT Innovations, Inc. (A)	816,647	21,502,316
Simpson Manufacturing Company, Inc.	112,990	12,733,973
Commercial services and supplies 1.7%
ABM Industries, Inc.	261,403	13,438,728
UniFirst Corp.	51,469	11,538,835
Construction and engineering 2.5%
Arcosa, Inc.	339,946	20,495,344
Quanta Services, Inc.	167,466	16,183,914
Electrical equipment 1.3%
Regal Beloit Corp.	129,619	18,720,872
Machinery 2.8%
Blue Bird Corp. (A)	599,194	16,142,286
The Timken Company	283,185	23,750,726
Trading companies and distributors 1.3%
Applied Industrial Technologies, Inc.	200,257	19,156,585
Information technology 21.0%		302,699,456
IT services 2.2%
Paysafe, Ltd. (A)	1,255,256	17,322,533
WNS Holdings, Ltd., ADR (A)	198,963	14,410,890
Semiconductors and semiconductor equipment 8.9%
Advanced Energy Industries, Inc.	97,102	10,711,322
Axcelis Technologies, Inc. (A)	497,728	20,670,644
Kulicke & Soffa Industries, Inc.	293,437	16,681,893
MaxLinear, Inc. (A)	574,441	20,674,132
SMART Global Holdings, Inc. (A)	426,809	19,697,234
Synaptics, Inc. (A)	134,239	18,776,009
Veeco Instruments, Inc. (A)	933,058	21,469,665
Software 8.6%
ChannelAdvisor Corp. (A)	655,156	13,856,549
Cognyte Software, Ltd. (A)	658,973	17,218,964
CommVault Systems, Inc. (A)	344,598	23,953,007
Cornerstone OnDemand, Inc. (A)	211,377	9,356,603
Progress Software Corp.	299,270	13,066,128
Sailpoint Technologies Holdings, Inc. (A)	278,916	13,619,468
Tenable Holdings, Inc. (A)	442,384	16,587,188
Xperi Holding Corp.	763,971	15,699,604
10	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.3%
Super Micro Computer, Inc. (A)	511,281	$18,927,623
Materials 2.7%		39,518,355
Chemicals 1.4%
Avient Corp.	400,939	20,355,673
Construction materials 1.3%
Summit Materials, Inc., Class A (A)	665,602	19,162,682
Real estate 3.2%		46,102,413
Equity real estate investment trusts 3.2%
American Assets Trust, Inc.	568,691	19,932,620
First Industrial Realty Trust, Inc.	283,358	14,102,728
Physicians Realty Trust	644,264	12,067,065
Utilities 1.2%		16,934,345
Multi-utilities 1.2%
Unitil Corp.	293,846	16,934,345

	Yield (%)	Shares	Value
Short-term investments 4.3%			$62,641,144
(Cost $62,641,144)
Short-term funds 4.3%			62,641,144
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0259(C)	62,641,144	62,641,144

Total investments (Cost $1,147,535,102) 102.3%	$1,478,801,147
Other assets and liabilities, net (2.3%)	(33,311,360)
Total net assets 100.0%	$1,445,489,787

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 4-30-21.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $1,159,055,406. Net unrealized appreciation aggregated to $319,745,741, of which $339,061,165 related to gross unrealized appreciation and $19,315,424 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,147,535,102)	$1,478,801,147
Foreign currency, at value (Cost $143,971)	145,404
Dividends and interest receivable	91,244
Receivable for fund shares sold	6,357,817
Receivable for investments sold	368,453
Other assets	79,942
Total assets	1,485,844,007
Liabilities
Payable for investments purchased	39,522,686
Payable for fund shares repurchased	538,788
Payable to affiliates
Accounting and legal services fees	66,779
Transfer agent fees	56,589
Trustees' fees	749
Other liabilities and accrued expenses	168,629
Total liabilities	40,354,220
Net assets	$1,445,489,787
Net assets consist of
Paid-in capital	$1,003,513,750
Total distributable earnings (loss)	441,976,037
Net assets	$1,445,489,787

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($367,793,941 ÷ 19,864,207 shares)[1]	$18.52
Class I ($206,452,072 ÷ 11,120,104 shares)	$18.57
Class R6 ($174,725,751 ÷ 9,389,262 shares)	$18.61
Class NAV ($696,518,023 ÷ 37,445,586 shares)	$18.60
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-21 (unaudited)

Investment income
Dividends	$4,596,775
Interest	4,147
Less foreign taxes withheld	(25,084)
Total investment income	4,575,838
Expenses
Investment management fees	4,639,985
Distribution and service fees	391,603
Accounting and legal services fees	113,719
Transfer agent fees	254,631
Trustees' fees	8,221
Custodian fees	53,143
State registration fees	39,303
Printing and postage	37,317
Professional fees	30,582
Other	31,175
Total expenses	5,599,679
Less expense reductions	(46,970)
Net expenses	5,552,709
Net investment loss	(976,871)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	123,914,988
123,914,988
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	292,894,286
292,894,286
Net realized and unrealized gain	416,809,274
Increase in net assets from operations	$415,832,403
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(976,871)	$169,588
Net realized gain	123,914,988	28,891,686
Change in net unrealized appreciation (depreciation)	292,894,286	6,260,132
Increase in net assets resulting from operations	415,832,403	35,321,406
Distributions to shareholders
From earnings
Class A	(3,828,973)	—
Class I	(1,085,792)	—
Class R6	(1,816,600)	—
Class NAV	(7,283,499)	—
Total distributions	(14,014,864)	—
From fund share transactions	331,412,790	32,398,478
Total increase	733,230,329	67,719,884
Net assets
Beginning of period	712,259,458	644,539,574
End of period	$1,445,489,787	$712,259,458
14	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$12.22	$11.78	$11.42	$13.82	$12.86
Net investment loss[3]	(0.03)	(0.02)	(0.01)	(0.01)	—[4]
Net realized and unrealized gain (loss) on investments	6.53	0.46	0.89	(0.89)	0.96
Total from investment operations	6.50	0.44	0.88	(0.90)	0.96
Less distributions
From net realized gain	(0.20)	—	(0.52)	(1.50)	—
Net asset value, end of period	$18.52	$12.22	$11.78	$11.42	$13.82
Total return (%)[5,6]	53.59[7]	3.74	8.45	(7.59)	7.47[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$368	$229	$235	$240	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[8]	1.30	1.29	1.37	1.41[8]
Expenses including reductions	1.25[8]	1.29	1.29	1.36	1.40[8]
Net investment loss	(0.41)[8]	(0.19)	(0.10)	(0.07)	—[8,9]
Portfolio turnover (%)	40	82	72	102[10]	68[11]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 8-30-17 (relaunch date) to 10-31-17. Class A liquidated on 3-10-16, accordingly, there were no shares of this class outstanding 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Less than 0.005%.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	15

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$12.25	$11.78	$11.41	$13.82	$10.98	$9.85
Net investment income (loss)[2]	(0.02)	—[3]	0.02	0.02	0.05	0.06
Net realized and unrealized gain (loss) on investments	6.56	0.47	0.89	(0.90)	2.88	1.21
Total from investment operations	6.54	0.47	0.91	(0.88)	2.93	1.27
Less distributions
From net investment income	(0.02)	—	(0.02)	(0.03)	(0.09)	(0.04)
From net realized gain	(0.20)	—	(0.52)	(1.50)	—	(0.10)
Total distributions	(0.22)	—	(0.54)	(1.53)	(0.09)	(0.14)
Net asset value, end of period	$18.57	$12.25	$11.78	$11.41	$13.82	$10.98
Total return (%)[4]	53.78[5]	3.99	8.79	(7.48)	26.79	13.18
Ratios and supplemental data
Net assets, end of period (in millions)	$206	$47	$25	$29	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.04	1.05	1.13	1.15	1.09
Expenses including reductions	1.00[6]	1.04	1.04	1.12	1.14	1.09
Net investment income (loss)	(0.24)[6]	(0.01)	0.14	0.19	0.41	0.60
Portfolio turnover (%)	40	82	72	102[7]	68	59

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
16	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$12.28	$11.79	$11.43	$13.83	$12.86
Net investment income (loss)[3]	(0.01)	0.02	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	6.57	0.47	0.89	(0.90)	0.96
Total from investment operations	6.56	0.49	0.92	(0.86)	0.97
Less distributions
From net investment income	(0.03)	—	(0.04)	(0.04)	—
From net realized gain	(0.20)	—	(0.52)	(1.50)	—
Total distributions	(0.23)	—	(0.56)	(1.54)	—
Net asset value, end of period	$18.61	$12.28	$11.79	$11.43	$13.83
Total return (%)[4]	53.83[5]	4.16	8.83	(7.30)	7.54[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$175	$95	$86	$82	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[7]	0.93	0.94	1.02	1.05[7]
Expenses including reductions	0.89[7]	0.93	0.93	1.01	1.04[7]
Net investment income (loss)	(0.07)[7]	0.16	0.25	0.29	0.45[7]
Portfolio turnover (%)	40	82	72	102[8]	68[9]

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	17

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$12.27	$11.79	$11.42	$13.83	$10.98	$9.85
Net investment income[2]	—[3]	0.02	0.03	0.04	0.06	0.07
Net realized and unrealized gain (loss) on investments	6.56	0.46	0.90	(0.91)	2.89	1.21
Total from investment operations	6.56	0.48	0.93	(0.87)	2.95	1.28
Less distributions
From net investment income	(0.03)	—	(0.04)	(0.04)	(0.10)	(0.05)
From net realized gain	(0.20)	—	(0.52)	(1.50)	—	(0.10)
Total distributions	(0.23)	—	(0.56)	(1.54)	(0.10)	(0.15)
Net asset value, end of period	$18.60	$12.27	$11.79	$11.42	$13.83	$10.98
Total return (%)[4]	53.74[5]	4.16	8.94	(7.36)	27.00	13.21
Ratios and supplemental data
Net assets, end of period (in millions)	$697	$342	$298	$156	$176	$138
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.92	0.93	1.01	1.04	0.98
Expenses including reductions	0.88[6]	0.91	0.92	1.00	1.03	0.97
Net investment income (loss)	(0.06)[6]	0.15	0.26	0.32	0.49	0.74
Portfolio turnover (%)	40	82	72	102[7]	68	59

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
18	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	19

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$125,959,816	$116,022,065	$9,937,751	—
Consumer discretionary	174,527,291	174,527,291	—	—
Consumer staples	33,833,250	33,833,250	—	—
Energy	24,856,505	24,856,505	—	—
Financials	190,987,505	190,987,505	—	—
Health care	249,328,000	249,328,000	—	—
Industrials	211,413,067	211,413,067	—	—
Information technology	302,699,456	302,699,456	—	—
Materials	39,518,355	39,518,355	—	—
Real estate	46,102,413	46,102,413	—	—
Utilities	16,934,345	16,934,345	—	—
Short-term investments	62,641,144	62,641,144	—	—
Total investments in securities	$1,478,801,147	$1,468,863,396	$9,937,751	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
20	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $4,794.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	21

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund’s average daily net assets, (b) 0.830% of the next $300 million of the fund’s average daily net assets, (c) 0.815% of the next $300 million of the fund’s average daily net assets, and (d) 0.800% of the fund’s average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
22	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$13,107
Class I	4,539
Class R6	5,722
Class	Expense reduction
Class NAV	$23,602
Total	$46,970

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.82% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $181,133 for the six months ended April 30, 2021. Of this amount, $30,616 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $150,517 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $40 for Class A.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	23

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$391,603	$184,531
Class I	—	63,108
Class R6	—	6,992
Total	$391,603	$254,631
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,304,444	$39,735,525	2,758,012	$31,534,508
Distributions reinvested	249,970	3,801,809	—	—
Repurchased	(1,426,509)	(23,726,828)	(3,986,551)	(46,109,977)
Net increase (decrease)	1,127,905	$19,810,506	(1,228,539)	$(14,575,469)
Class I shares
Sold	8,136,233	$141,137,874	2,966,238	$35,383,434
Distributions reinvested	71,271	1,085,462	—	—
Repurchased	(913,457)	(15,552,423)	(1,298,171)	(14,610,897)
Net increase	7,294,047	$126,670,913	1,668,067	$20,772,537
Class R6 shares
Sold	2,841,086	$49,388,062	2,783,859	$32,136,112
Distributions reinvested	118,931	1,814,886	—	—
Repurchased	(1,266,791)	(21,440,846)	(2,372,125)	(27,668,446)
Net increase	1,693,226	$29,762,102	411,734	$4,467,666
24	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	11,310,757	$185,943,788	5,712,259	$60,799,479
Distributions reinvested	477,293	7,283,499	—	—
Repurchased	(2,203,738)	(38,058,018)	(3,135,542)	(39,065,735)
Net increase	9,584,312	$155,169,269	2,576,717	$21,733,744
Total net increase	19,699,490	$331,412,790	3,427,979	$32,398,478
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $730,063,535 and $434,403,299, respectively, for the six months ended April 30, 2021.
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 48.2% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	22.9%
JHF II Multimanager Lifestyle Balanced Portfolio	14.8%
JHF II Multimanager Lifestyle Aggressive Portfolio	9.6%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Small Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
26	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Manager
Bill Talbot, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1640015	445SA 4/21
6/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 11, 2021
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 11, 2021